Registration No. 33-11158

==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                     POST-EFFECTIVE AMENDMENT NO.    17

                                       TO

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933

                     OF SECURITIES OF UNIT INVESTMENT TRUST

                            REGISTERED ON FORM N-8B-2



ALLIANZ LIFE VARIABLE ACCOUNT A

-------------------------------
(Exact Name of Trust)


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

-----------------------------------------------
(Name of Depositor)


1750 Hennepin Avenue, Minneapolis, MN                55403-2195
-----------------------------------------------      ----------
(Address of Depositor's Principal Executive Offices) (Zip Code)


Name and Address of Agent for Service
-------------------------------------
Michael T. Westermeyer
Allianz Life Insurance Company of North America
1750 Hennepin Avenue
Minneapolis, MN  55403-2195

Copies to:
Judith A. Hasenauer
Blazzard, Grodd & Hasenauer, P.C.
P.O. Box 5108
Westport, CT 06881
(203) 226-7866


Title and amount of Securities being Registered:

    Individual Flexible Premium Variable Life Insurance Policies


It is proposed that this filing will become effective:

     ___  immediately  upon filing  pursuant to paragraph(b) of Rule 485
     _X_  on May 1, 2000 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant  to  paragraph  (a)(1)  of Rule  485
     ___  on (date) pursuant  to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

    [   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




                    CROSS REFERENCE TO ITEMS REQUIRED

                            BY FORM N-8B-2

N-8B-2 ITEM                           CAPTION ON PROSPECTUS
-----------                           ---------------------
1                                     The Company, The Separate Account
2                                     The Company
3                                     Not Applicable
4                                     Distributors
5                                     The Variable Account
6(a)                                  Not Applicable
 (b)                                  Not Applicable
9                                     Not Applicable
10                                    Purchases
11                                    Investment Choices
12                                    Investment Choices
13                                    Expenses
14                                    Purchases
15                                    The Separate Account
16                                    Investment Choices
17                                    Policy Account, Transfers
18                                    Purchases
19                                    Not Applicable
20                                    Not Applicable
21                                    Not Applicable
22                                    Not Applicable
23                                    Not Applicable
24                                    Not Applicable
25                                    The Company
26                                    The Company
27                                    The Company
28                                    The Company
29                                    The Company
30                                    The Company
31                                    Not Applicable
32                                    Not Applicable
33                                    Not Applicable
34                                    Not Applicable
35                                    The Company
37                                    Not Applicable
38                                    Distributors
39                                    Distributor
40                                    Not Applicable
41(a)                                 Distributor
42                                    Not Applicable
43                                    Not Applicable
44                                    Purchases
45                                    Not Applicable
46                                    Policy Account, Transfers
47                                    Not Applicable
48                                    Not Applicable
49                                    Not Applicable
50                                    Not Applicable
51                                    The Company
52                                    Investment Choices
53                                    Taxes, Federal Tax Status
54                                    Financial Statements
55                                    Not Applicable


                                    1  Flexible Premium Variable Life Prospectus



                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                    ISSUED BY
                         ALLIANZ LIFE VARIABLE ACCOUNT A
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
--------------------------------------------------------------------------------

This prospectus describes the Allianz ValueLife Flexible Premium Variable Life Insurance Policy offered by Allianz Life Insurance Company of North America (Allianz Life). All references to "we," "us" and "our" refer to Allianz Life.

The policy is a variable benefit policy. We have designed the policy for use in estate and retirement planning and other insurance needs of individuals.

You, the policyowner, have a number of investment choices in the policy. These investment choices include a fixed account (which is part of our general account) as well as variable options. Each variable option invests in a portfolio of the corresponding fund company listed below. When you buy a policy and allocate funds to the variable options you are subject to investment risk. This means that the value of your Policy Account may increase and decrease depending upon the investment performance of the variable option(s) you select. Under some circumstances, the death benefit and the duration of the policy will also increase and decrease depending upon investment performance.


The following portfolios are currently available with the policy:

AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Growth Fund
THE ALGER AMERICAN FUND:
Alger American Growth Portfolio
Alger American Leveraged AllCap Portfolio
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST+:
Franklin  Aggressive  Growth  Securities  Fund
Franklin  Global  Communications Securities Fund*
Franklin Global Health Care Securities Fund
Franklin Growth and Income  Securities  Fund*
Franklin High Income Fund
Franklin  Income  Securities Fund
Franklin  Large Cap Growth  Securities  Fund*
Franklin  Money Market Fund
Franklin Natural  Resources  Securities Fund
Franklin Real Estate Fund*
Franklin Rising Dividends Securities Fund*
Franklin S&P 500 Index Fund
Franklin Small Cap Fund
Franklin Technology Securities Fund
Franklin U.S. Government Fund*
Franklin Value  Securities  Fund
Franklin  Zero  Coupon  Funds - 2005  and  2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Asset Strategy Fund*
Templeton  Developing  Markets  Securities  Fund*
Templeton  Global Income Securities  Fund
Templeton  Growth  Securities  Fund*
Templeton  International Securities  Fund*
Templeton  International  Smaller  Companies  Fund
Templeton Pacific Growth Securities Fund*

+ Effective May 1, 2000, the funds of Templeton Variable Products Series Fund were merged into similar funds of Franklin Templeton Variable Insurance
  Products Trust.

USALLIANZ VARIABLE INSURANCE
PRODUCTS TRUST:
USAllianz VIP Diversified Assets Fund
USAllianz VIP Fixed Income Fund
USAllianz VIP Growth Fund


 * The fund name changed since the last prospectus update as follows:

   Current Name                                      Previous Name
----------------------------------------------------------------------------------------------
   Franklin Global Communications Securities Fund    Franklin Global Utilities Securities Fund
   Franklin Growth and Income Securities Fund        Franklin Growth and Income Fund
   Franklin Large Cap Growth Securities Fund         Franklin Capital Growth Fund
   Franklin Real Estate Fund                         Franklin Real Estate Securities Fund
   Franklin Rising Dividends Securities Fund         Franklin Rising Dividends Fund
   Franklin U.S. Government Fund                     Franklin U.S. Government Securities Fund
   Templeton Asset Strategy Fund                     Templeton Global Asset Allocation Fund
   Templeton Developing Markets Securities Fund      Templeton Developing Markets Equity Fund
   Templeton Growth Securities Fund                  Templeton Global Growth Fund
   Templeton International Securities Fund           Templeton International Equity Fund
   Templeton Pacific Growth Securities Fund          Templeton Pacific Growth Fund


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT AP PROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    Flexible Premium Variable Life Prospectus  2


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Allianz ValueLife Flexible Premium Variable Life Insurance Policy. The Securities and Exchange
Commission (SEC) maintains a Web site (http://www.sec.gov) that contains information regarding companies that file electronically with the SEC.

THE POLICY:

O IS NOT A BANK DEPOSIT

O IS NOT FEDERALLY INSURED

O IS NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

THE  POLICY  IS  SUBJECT  TO  INVESTMENT  RISK.  YOU MAY BE  SUBJECT  TO LOSS OF
PRINCIPAL.

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the policies. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.


Date: May 1, 2000

                                    3  Flexible Premium Variable Life Prospectus

TABLE OF  CONTENTS
--------------------------------------------------------------------------------

SPECIAL TERMS                                         4

SUMMARY                                               5

The Variable Life Insurance Policy                    5

Purchases                                             5
Investment Choices                                    5
Expenses                                              5
Death Benefit                                         6
Taxes                                                 6
Access to Your Money                                  7
Other Information                                     7
Inquiries                                             7

PART I
THE VARIABLE LIFE INSURANCE POLICY                    8
PURCHASES                                             8
Premiums                                              8
Application For a Policy                              8
Planned Periodic Premiums                             8
Unscheduled Premiums                                  8
Grace Period                                          8
Reinstatement                                         9
Allocation of Premium                                 9
Policy Account                                       10
Method of Determining your Policy Account
   Allocated to a Variable Option                    10
Your Cash Value, Net Cash Value                      10
Our Right to Reject or Return a Premium Payment      10

INVESTMENT CHOICES                                   10
Substitution and Limitations on Further Investments  12
Transfers                                            12
Dollar Cost Averaging                                13

EXPENSES                                             13
Mortality and Expense Risk Charge                    13
Administrative Charges                               13
Insurance Risk Charges                               14
Charges for Additional Benefit Riders                14
Surrender Charges                                    14
Partial Surrender Fee                                15
Premium Fee                                          15
Transfer Fee                                         15
Income Tax Charge                                    15
Fund Annual Expenses                                 16

DEATH BENEFIT                                        17
Change in Death Benefit                              17
Change in Face Amount of Insurance                   17
Guaranteed Death Benefit Rider                       18
Accelerated Death Benefit Rider                      18

TAXES                                                18
Life Insurance in General                            18
Taking Money Out of Your Policy                      19
Diversification                                      19

ACCESS TO YOUR MONEY                                 19
Policy Loans                                         19
Loan Interest Charged                                20
Loan Limit                                           20
Security                                             20
Restrictions on Making Loans                         20
Repaying Policy Debt                                 20
Partial Surrenders                                   20
Full Surrenders                                      21

OTHER INFORMATION                                    21
The Company                                          21
The Separate Account                                 21
Distributor                                          22
Suspension of Payments or Transfers                  22
Ownership                                            22

PART II
Executive Officers And Directors                     24
Voting                                               25
Disregard of Voting Instructions                     25
Legal Opinions                                       25
Our Right to Contest                                 25
Federal Tax Status                                   25
Reports to Owners                                    28
Legal Proceedings                                    28
Experts                                              28
Financial Statements                                 28
APPENDIX - Illustration of Policy Values            A-1

                                    Flexible Premium Variable Life Prospectus  4


SPECIAL TERMS
--------------------------------------------------------------------------------

This prospectus is written in plain English to make it as understandable as possible. However, by the very nature of the policy, certain technical words or terms are unavoidable. We have identified some of these words or terms. For some we have provided you with a definition. For the remainder, we believe that you will find an adequate discussion in the text. The page indicated below is where we believe you will find the best explanation for the word or term. These words or terms are in italics on the indicated page.

ANNUAL GUARANTEED COVERAGE PREMIUM. Your Annual Guaranteed Coverage Premium is equal to twelve times the Guaranteed Coverage Premium.

CASH VALUE. Your Policy Account minus the surrender charge.

FACE AMOUNT OF INSURANCE. The amount of coverage chosen by you. This amount is used to determine the death benefit. The minimum Face Amount of Insurance is $100,000.

GUARANTEED COVERAGE PREMIUM. Your Guaranteed Coverage Premium is a monthly target premium amount which will vary by the issue age, sex and underwriting classification of the insured as well as the amount and type of coverage. There is a distinct Guaranteed Coverage Premium for the base policy and for each rider attached to the base policy.

INSURANCE RISK AMOUNT. The excess of the death benefit over the value of your Policy Account.

NET CASH VALUE. The Cash Value of your Policy minus any Policy Debt you may have outstanding.

POLICY ACCOUNT. The sum of any amounts you may have in the fixed account and in the variable options you have selected.

POLICY DEBT. The total of any outstanding loans you have made on your policy, including interest paid in advance for the current policy year.

SURRENDER CHARGE PREMIUM. The Surrender Charge Premium is equal to the Annual Guaranteed Coverage Premium for a base policy death benefit coverage on a person insured as a standard risk. The Surrender Charge Premium will vary with the issue age, sex and smoking clarification of the insured as well as the face amount of the base policy.

TOTAL GUARANTEED COVERAGE PREMIUM. The Total Guaranteed Coverage Premium is the sum of the Guaranteed Coverage Premium of the base policy and the Guaranteed Coverage Premium of any riders attached to the base policy. During the first 10 years after the policy is issued the Total Guaranteed Coverage Premium is used in the Calculation of the Minimum Required Premium to keep the policy in force regardless of fund performance.

                                                  Page
                                                  ----
beneficiary, contingent beneficiary                 22
business day                                        10
insured                                             17
issue date                                           9
maturity benefit                                    23
maturity date                                       23
monthly anniversary                                  9
owner                                               22
policy month                                         9
policy year, policy anniversary                      9
reallocation date                                    7

                                    5  Flexible Premium Variable Life Prospectus

The Prospectus is divided into three sections: the Summary, Part I and Part II. The sections in the Summary correspond to sections in Part I of this Prospectus which discuss the topics in more detail. Part II contains even more detailed information.

SUMMARY

1. THE VARIABLE LIFE
   INSURANCE POLICY
--------------------------------------------------------------------------------

The Allianz ValueLife variable life insurance policy is a contract between you, the owner, and us, an insurance company. The policy provides for the payment of a death benefit to your selected beneficiary upon the death of the insured. This death benefit is distributed free from federal income taxes. The policy can be used as part of your estate planning or used to save for retirement. The insured is the person you chose to have his or her life insured under the policy. You, the owner, can also be the insured, but you do not have to be.

The policy described in this prospectus is a flexible premium variable life insurance policy. The policy is "flexible" because:

o the frequency and amount of premium payments can vary;

o you can choose between death benefit options; and

o you can increase or decrease the amount of insurance coverage, all within the same policy of insurance.

The policy is "variable" because the Policy Account, when allocated to the variable options, may increase or decrease depending upon the investment results of the selected variable options. Under certain circumstances, the death benefit and the duration of your policy may also vary.

During the life of the insured, you can surrender the policy for all or part of its Net Cash Value. You may also obtain a policy loan, using the Policy Account as security.

We make available a number of riders to meet a variety of your estate planning needs. See the "Death Benefit" section for a description of the guaranteed death benefit rider and the accelerated benefit rider.


2. PURCHASES
--------------------------------------------------------------------------------

You purchase the policy by completing the proper forms. Your registered representative can help you complete the forms. In some circumstances, we may contact you for additional information regarding the insured. We may require the insured to provide us with medical records, physicians' statements or a complete paramedical examination.

The minimum initial premium we accept is computed for you based on the face amount you request. The policy is designed for the payment of subsequent premiums. You can establish planned periodic premiums. The minimum subsequent premium that we accept is $25 ($50 in Maryland).


3. INVESTMENT CHOICES
--------------------------------------------------------------------------------

You can put your money in the fixed account or in as many as 10 variable options. The variable options invest in portfolios of AIM Variable Insurance Funds, The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust. The portfolios available under the policy are described fully in Part I and in the accompanying fund prospectuses.



4. EXPENSES
--------------------------------------------------------------------------------

We make certain deductions from your premiums, your Policy Account and from the variable options. These deductions are made for premium fees, mortality and expense risks, administrative expenses, sales charges and for providing life insurance protection. There are also operating expenses of the portfolios. These deductions are summarized as follows:

CHARGE FOR PREMIUM FEES. This charge is for state and local premium taxes (in states which charge a premium tax). It is also used to pay for other expenses associated with premium collection. The charge is deducted from each premium payment. The charge is equal to 2.5% of each premium payment and approximates our average expenses associated with premium collection.


MORTALITY AND EXPENSE RISK CHARGE. This risk charge is guaranteed not to exceed, on an annual basis, 0.90% of your average daily Policy Account value and is deducted each business day. The current risk charge is 0.60%.


ADMINISTRATIVE CHARGES. These charges are equal to:
1) .15%, on an annual basis, of your average Policy Account value and is deducted each business day; plus

2) $20 per policy month for the first policy year, and $9 per policy month guaranteed thereafter. Currently, the charge is $5 per policy month after the first policy year. These amounts are deducted from your Policy Account on the monthly anniversary date. This part of the charge will be waived if the Policy Account is equal to or greater than 15% of the initial Face Amount plus the requested Face Amount increases.

                                    Flexible Premium Variable Life Prospectus  6


CHARGES FOR ADDITIONAL BENEFIT RIDERS. The amount of the charge, if any, each policy month for additional benefit riders is determined in accordance with the rider and is shown on the coverage page of your policy.

INSURANCE RISK CHARGE. On each monthly anniversary date, we deduct from your Policy Account the cost of insurance for the next policy month. This charge provides death benefit protection.


SURRENDER CHARGES. A surrender charge may be deducted in the event you make a full or partial surrender of your Policy Account. The surrender charges contain: a deferred administrative expense and a deferred sales load. The deferred administrative expense is $5.00 per $1,000 of Face Amount of Insurance for the first 3 policy years, then grades to zero over policy years 4 through 13. The deferred sales load is the lesser of 30% of the Surrender Charge Premium, plus 5% of all premiums over the Surrender Charge Premium (SCP), or the following percentage of SCP:


             YEARS           % OF SCP
             ------------------------
               1-8              65%
                9               60%
               10               55%
               11               44%
               12               33%
               13               22%
               14               11%
               15               0%

The SCP is equal to the Annual Guaranteed Coverage Premium for the base policy death benefit for a life insured at standard risk. The SCP will vary with the issue age, sex, and smoking classification of the insured, and the face amount of the base policy.

PARTIAL SURRENDER FEE. If you surrender only a portion of the Net Cash Value at any time during the insured's lifetime, there is an administrative fee assessed. The fee is currently equal to the lesser of $25 or 2% of the partial surrender amount you take out of the policy.

You may make a partial surrender once each policy year that does not exceed 10% of the Net Cash Value without incurring a surrender charge or the partial surrender fee.


TRANSFER FEE. You may transfer values from one variable option to another, or to or from the fixed account. The first 12 transfers in a policy year are free. The fee for each additional transfer is the lesser of $25 or 2% of the amount transferred. Prescheduled automatic dollar cost averaging transfers are not currently counted.


OTHER EXPENSES. There are deductions from and operating expenses paid out of the assets of the portfolios of the funds.


5. DEATH BENEFIT
--------------------------------------------------------------------------------

The amount of the death benefit depends on:

o the Face Amount of Insurance of your policy;

o the death benefit option in effect at the time of death; and

o under some circumstances, the value of your Policy Account.

There are two death benefit options: Option A and Option B. If death benefit Option A is in effect, the death benefit is the greater of your total Face Amount in effect or your Policy Account multiplied by the applicable factor. Under this option, the amount of the death benefit is fixed, except when we use the factor to determine the benefit percentage.

If death benefit Option B is in effect, the death benefit is the greater of your total Face Amount of Insurance in effect plus the Policy Account or the Policy Account multiplied by the applicable factor. Under this option, the amount of the death benefit is variable.

Under certain circumstances you can change death benefit options. You can also change the Face Amount of Insurance under certain circumstances.

At the time of application for a policy, you designate a beneficiary. The beneficiary is the person or persons who will receive the death proceeds. You can change your beneficiary unless you have designated an irrevocable beneficiary. The beneficiary does not have to be a natural person.


6. TAXES
--------------------------------------------------------------------------------

Your policy has been designed to comply with the definition of life insurance in the Internal Revenue Code. As a result, the death proceeds paid under the policy should be excludable from the gross income of your beneficiary. Any earnings in your policy are not taxed until you take them out. The tax treatment of the loan proceeds and surrender proceeds will depend on whether the policy is considered a Modified Endowment Contract (MEC). Proceeds taken out of a MEC are considered to come from earnings first and are includible in taxable income. If you are younger than 591/2 when you take money out of a MEC, you may also be subject to a 10% federal tax penalty on the earnings withdrawn.

                                    7  Flexible Premium Variable Life Prospectus


7. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can terminate your policy at any time and we will pay you the Net Cash Value. At any time during the insured's life and before your policy has terminated, you may surrender a part of your Net Cash Value subject to the requirements of the policy. When you terminate your policy or make a partial surrender, a surrender charge may be assessed. Also, when you make a partial surrender we assess a partial surrender fee of $25 or 2% of the partial surrender amount, whichever is less. Once each policy year, on a non-cumulative basis, you may make a free partial surrender up to 10% of your unloaned Policy Value.

You can also borrow some of your Policy Value.


8. OTHER INFORMATION
--------------------------------------------------------------------------------

FREE LOOK. You can cancel the policy within 20 days after you receive it (or whatever period is required in your state) or the 45th day after you sign your application. We will refund all premiums paid less any Policy Debt. During the underwriting process, we will allocate your initial net premium to the Franklin Money Market Fund until the reallocation date, which occurs 30 days after the policy is released to an active status in our processing system. After that, we will invest your Policy Account value and any subsequent premiums as you requested.

PURCHASING CONSIDERATIONS. The policy is designed for individuals and businesses that have a need for death protection but who also desire to potentially increase the values in their policies through investment in the variable options.

The policy offers the following to individuals:

o create or conserve one's estate;

o supplement retirement income; and

o access to funds through loans and surrenders.

If you currently own a variable life insurance policy on the life of the insured, you should consider whether the purchase of the policy described in this prospectus is appropriate.

Also, you should carefully consider whether the policy should be used to replace an existing policy on the life of the insured.

ADDITIONAL FEATURES. The following additional features are offered:

 o You can arrange to have a regular amount of money automatically transferred from the Franklin Money Market Fund or the Franklin U.S. Government Fund to selected variable options each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature the dollar cost averaging option.

 o If the insured becomes terminally ill, we will pay you a portion of the death benefit. We call this feature the accelerated death benefit rider.

 o If you pay a certain required premium, we guarantee that the policy will not lapse even if your Policy Account value is not sufficient to cover the monthly deductions. We call this feature the guaranteed minimum death benefit rider.

 o We also offer a number of additional riders that are common to life insurance policies.

These features and riders may not be available in your state and may not be suitable for your particular situation.


9. INQUIRIES
--------------------------------------------------------------------------------

If you need more information about buying a policy, please contact us at:


   Allianz Life Insurance Company of North America
   1750 Hennepin Avenue
   Minneapolis, Minnesota 55403
   1-800-542-5427


If you need policyowner service (such as changes in policy information, inquiry into Policy Account values, or to make a loan), please contact us at our service center:

   Allianz Life ValueLife Service Center
   300 Berwyn Park
   P.O.Box 3031
   Berwyn, Pennsylvania 19312-0031
   1-800-336-0320

                                    Flexible Premium Variable Life Prospectus  8


PART I

1. THE VARIABLE LIFE
INSURANCE POLICY
--------------------------------------------------------------------------------

The Allianz ValueLife variable life insurance policy is a contract between you, the owner, and us, an insurance company. This kind of policy is most commonly used for retirement planning and/or estate planning.

The policy provides for life insurance coverage on the insured. It has Policy Account values, a death benefit, surrender rights, loan privileges and other characteristics associated with traditional and universal life insurance. However, since the policy is a variable life insurance policy, the value of your policy will increase or decrease depending upon the investment experience of the variable option(s) you choose. The duration or amount of the death benefit may also vary based on the investment performance of the underlying portfolios. To the extent you select any of the variable options, you bear the investment risk. If your Net Cash Value is insufficient to pay the monthly deductions, the policy may terminate. However, if you have paid the Guaranteed Coverage Premium and have not taken out a loan, your policy will not lapse even if your Net Cash Value is insufficient to pay the monthly deductions.

Because the policy is like traditional and universal life insurance, it provides a death benefit which is paid to your named beneficiary. When the insured dies, the death proceeds are paid to your beneficiary. These proceeds should be excludable from the gross income of the beneficiary, however estate taxes may apply. The tax-free death proceeds makes this an excellent way to accumulate money you do not think you will use in your lifetime. It is also a tax-efficient way to provide for those you leave behind. If you need access to your money, you can borrow from the policy or make a total or partial surrender.


2. PURCHASES
--------------------------------------------------------------------------------

PREMIUMS

We will issue you your policy only after you pay the initial premium. Before we send out the policy, the application must be in good order as determined by our administrative rules and be approved for issue by underwriting. The policy is not designed for professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers.

APPLICATION FOR A POLICY

In order to purchase a policy, you must submit an application to us that requests information about the proposed insured. In some cases, we will ask for additional information. We may request that the insured provide us with medical records, a physician's statement or possibly require other medical tests.

PLANNED PERIODIC PREMIUMS

The policy is designed to allow you to make subsequent premium payments. You can elect to make planned periodic premium payments. Planned periodic premiums may be paid annually, semi-annually, quarterly or monthly. You select the planned periodic premium and payment interval at the time of application. You may change the amount and frequency of premiums. We have the right to limit the amount of any increase. Each premium after the initial premium must be at least $25 ($50 in Maryland). Except in Maryland, we may increase this minimum amount 90 days after we send you a written notice to that effect.

UNSCHEDULED PREMIUMS

You can make additional unscheduled premium payments at any time while the policy is in force. However, in order to preserve the favorable tax status of the policy, we may limit the amount of the premiums and may return any premiums that exceed the limits stated under the U.S. tax laws.

GRACE PERIOD

When a policy is about to terminate, under some circumstances, the policy provides a grace period in order for you to make a premium payment or a loan repayment in order to keep your policy in force.

During the first 10 policy years (5 years in Massachusetts), a grace period will begin on your monthly anniversary date when:

o your Net Cash Value is not large enough to cover the monthly deduction made on that date; and

o your adjusted premium payments are less than your accumulated Guaranteed Coverage Premiums.

Your adjusted premium payments as of the monthly anniversary date equal:

o  the total of your premium payments received by us; minus

o  any partial surrenders you have made to date; minus

o  any Policy Debt.

                                     9 Flexible Premium Variable Life Prospectus


Your accumulated Guaranteed Coverage Premiums as of the monthly anniversary date equal:

o  the total Guaranteed Coverage Premium; multiplied by

o one plus the number of months the policy has been in force as of that monthly anniversary date.

If you have not had the same total Guaranteed Coverage Premium in effect every month, your accumulated Guaranteed Coverage Premiums will be based on the different premiums that were in effect and the number of months for which each applied.

During the first 10 policy years (5 years in Massachusetts), the premium payment that you need to make to keep your policy from terminating at the end of the grace period is the lesser of:

o  three monthly deductions; or

o the accumulated Guaranteed Coverage Premiums for the monthly anniversary date when the grace period began minus adjusted premium payments as of that date.

After the first 10 policy years (5 years in Massachusetts), a grace period will begin on the monthly anniversary date when your Net Cash Value is not large enough to cover the monthly deductions to be made on that date.

After the first 10 policy years (5 years in Massachusetts), the premium required to keep the Policy from terminating at the end of a grace period equals three monthly deductions.

When your policy is in a grace period, we will continue the policy for 61 days. If your insured dies during a grace period, we will deduct the premium that would have been required to keep your policy from terminating from the amount we would otherwise pay out.

Your policy will terminate without value at the end of a grace period unless we receive a premium payment during the grace period large enough to keep your policy from terminating at the end of that grace period.

We will notify you in writing at least 31 days before a grace period ends. This notice will show how much must be paid to keep the policy from terminating. We send notices to the last address you have given us.

Your first policy year starts on the day the coverage is effective under your policy. We call that date the issue date. Future policy years start on the same day and month in each subsequent year. We call that date a policy anniversary. Your first policy month starts on the issue date. Future policy months start on the same day in each subsequent month. We call that date a monthly anniversary.

REINSTATEMENT

If your policy terminated at the end of a grace period, you can request that we reinstate it (restore your insurance coverage) anytime within 5 years after its termination. To reinstate your policy you must:

o submit an application for reinstatement;

o submit proof satisfactory to us that the insured is still insurable at the risk classification that applies for the latest Face Amount of Insurance portion then in effect;

o pay or agree to reinstatement of any Policy Debt; and

o pay the premium required to reinstate the policy.

The premium required to reinstate the policy equals the total of the following amounts:

o the amounts that would have been required for the policy to continue in force without entering into a grace period for each month during the grace period; and

o the amount that will be required for the policy to continue in force without entering a grace period for the next 3 months after the reinstatement date.

The reinstatement date is the monthly anniversary date on or following the day we approve the application for reinstatement. The Policy Account on the reinstatement date is equal to the Policy Account on the monthly anniversary date when the grace period ended. The surrender charge on the reinstatement date is equal to the surrender charge on the monthly anniversary date when the grace period ended.

The policy may not be reinstated after:

o it has been surrendered for its Net Cash Value;

o the insured's death; or

o the maturity date.

ALLOCATION OF PREMIUM

Your premium is allocated to the fixed account or one or more of the variable options, as selected by you. Prior to the reallocation date, the initial premium is allocated to the Franklin Money Market Fund.

On the reallocation date, the Policy Account is allocated to the fixed account and/or the variable options in accordance with your selections. This allocation is not subject to the transfer fee provision (see "transfer fee"). However, we reserve the right to limit the number of investment choices (the variable options and the fixed account) that you may invest in at any one time. Currently, you may invest in a maximum of 10 investment choices (which include the

                                   Flexible Premium Variable Life Prospectus  10

fixed account and any variable option you select) at any one time throughout the life of the policy.

POLICY ACCOUNT

On the issue date, the value of your Policy Account is:

o your initial premium less the charge for premium fees, less the initial insurance risk charge and less the initial charge for any additional benefit riders; minus

o the monthly deduction for the first policy month.

After the reallocation date the Policy Account equals the sum of the policy amounts in the fixed account and in the variable options you have selected.

METHOD OF DETERMINING YOUR POLICY ACCOUNT ALLOCATED TO A VARIABLE OPTION

The value of your policy will go up or down depending upon the investment performance of the variable option(s) you choose and the charges and deductions made against your Policy Account. In order to keep track of the value of your Policy Account, we use a unit of measure we call a valuation unit. (A valuation unit works like a share of a mutual fund.)

Every business day we determine the value of the valuation unit for each variable option by multiplying the Accumulation Unit Value for the previous period by a factor for the current period. The factor is determined by:

o dividing the value of a portfolio at the end of the current period by the value of a portfolio for the previous period; and

o multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of a valuation unit may go up or down from day to day.

When you make a premium payment, we credit your policy with valuation units. The number of valuation units credited is determined by dividing the amount of premiums allocated to the variable option by the value of the valuation unit for that variable option.

When we assess any charges we do so by deducting valuation units from your policy. When you take a loan we reduce the number of the valuation units in your policy and transfer the amount to the fixed account.

Our business day is each day that the New York Stock Exchange is open for business. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time.

Your Cash Value, Net Cash Value

YOUR CASH VALUE EQUALS:

o your Policy Account; minus

o the surrender charges.

Your Net Cash Value equals:

o the Cash Value; minus

o any Policy Debt you may have incurred.

During your insured's life, you may:

o take loans based on the Cash Value;

o make partial surrenders; or

o surrender the policy for its Net Cash Value.

OUR RIGHT TO REJECT OR RETURN A PREMIUM PAYMENT

In order to receive the tax treatment for life insurance under the Internal Revenue Code (Code), a policy must initially qualify and continue to qualify as life insurance under the Code. To maintain this qualification, we have reserved the right under the policy to return any premiums paid which we have determined will cause the policy to fail as life insurance. We also have the right to make changes in the policy or to make a distribution to the extent we determine this is necessary to continue to qualify the policy as life insurance. Such distributions may have current income tax consequences to you.

If subsequent premiums will cause your policy to become a Modified Endowment Contract (MEC), we will contact you prior to applying the premium to your policy. If you elect to have the premium applied, we require that you acknowledge in writing that you understand the tax consequences of a MEC before we will apply the premiums.


3. INVESTMENT CHOICES
--------------------------------------------------------------------------------

The policy offers variable options which invest in portfolios of AIM Variable Insurance Funds, The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust. The policy also offers a fixed account of Allianz Life. Additional portfolios may be available in the future.

PURCHASERS SHOULD READ THIS PROSPECTUS AND THE ACCOMPANYING FUND PROSPECTUSES CAREFULLY BEFORE INVESTING.

                                   11  Flexible Premium Variable Life Prospectus


AIM Variable Insurance Funds, The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust are the mutual funds underlying the policy. Each portfolio has its own investment objective.


Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds) issues two classes of shares which are described in the attached prospectus for Franklin Templeton Variable Insurance Products Trust. Only Class 1 shares are available with your policy. Effective May 1, 2000, the funds of Templeton Variable Products Series Fund were merged into similar funds of Franklin Templeton Variable Insurance Products Trust.


Investment advisers for each portfolio are listed in the table below and are as follows: A I M Advisors, Inc., Allianz of America, Inc., Fred Alger Management, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Templeton Asset Management Ltd., Templeton Global Advisors Limited, and Templeton Investment Counsel, Inc. Certain advisers have retained one or more subadvisers to help them manage the portfolios.


The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A Portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.



The following is a list of the portfolios available under the policy:


AVAILABLE PORTFOLIOS                                             INVESTMENT ADVISERS
---------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Growth Fund                                             AIM Advisors, Inc.

THE ALGER AMERICAN FUND:
Alger American Growth Portfolio                                  Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio (seeks long-term
  capital appreciation)                                          Fred Alger Management, Inc.

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST:
Franklin Aggressive Growth Securities Fund                       Franklin Advisers, Inc.
Franklin Global Communications Securities Fund*                  Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund                      Franklin Advisers, Inc.
Franklin Growth and Income Securities Fund*                      Franklin Advisers, Inc.
Franklin High Income Fund                                        Franklin Advisers, Inc.
Franklin Income Securities Fund                                  Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund*                       Franklin Advisers, Inc.
Franklin Money Market Fund                                       Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund                       Franklin Advisers, Inc.
Franklin Real Estate Fund*                                       Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund*                       Franklin Advisory Services, Inc.
Franklin S&P 500 Index Fund                                      Franklin Advisers, Inc.
Franklin Small Cap Fund                                          Franklin Advisers, Inc.
Franklin Technology Securities Fund                              Franklin Advisers, Inc.
Franklin U.S. Government Fund*                                   Franklin Advisers, Inc.
Franklin Value Securities Fund                                   Franklin Advisory Services, Inc.


                                                                    Flexible Premium Variable Life Prospectus  12


AVAILABLE PORTFOLIOS                                             INVESTMENT ADVISERS
---------------------------------------------------------------------------------------------------
Franklin Zero Coupon Funds - 2005 and 2010                       Franklin Advisers, Inc.
Mutual Discovery Securities Fund (capital appreciation)          Franklin Mutual Advisers, Inc.
Mutual Shares Securities Fund (capital appreciation with income
  as a secondary goal)                                           Franklin Mutual Advisers, Inc.
Templeton Asset Strategy Fund*                                   Templeton Investment Counsel, Inc.
Templeton Developing Markets Securities Fund*                    Templeton Asset Management Ltd.
Templeton Global Income Securities Fund                          Franklin Advisers, Inc.
Templeton Growth Securities Fund*                                Templeton Global Advisors Limited
Templeton International Securities Fund*                         Templeton Investment Counsel, Inc.
Templeton International Smaller Companies Fund                   Templeton Investment Counsel, Inc.
Templeton Pacific Growth Securities Fund*                        Franklin Advisers, Inc.


USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST:
USAllianz VIP Diversified Assets Fund                            Allianz of America, Inc.
USAllianz VIP Fixed Income Fund                                  Allianz of America, Inc.
USAllianz VIP Growth Fund                                        Allianz of America, Inc.

* The fund name changed since the last prospectus update as of the effective date listed below:

   CURRENT NAME                                     PREVIOUS NAME                               EFFECTIVE DATE
--------------------------------------------------------------------------------------------------------------
   Franklin Global Communications Securities Fund   Franklin Global Utilities Securities Fund   11-15-1999
   Franklin Growth and Income Securities Fund       Franklin Growth and Income Fund             05-01-2000
   Franklin Large Cap Growth Securities Fund        Franklin Capital Growth Fund                12-15-1999
   Franklin Real Estate Fund                        Franklin Real Estate Securities Fund        11-15-1999
   Franklin Rising Dividends Securities Fund        Franklin Rising Dividends Fund              11-15-1999
   Franklin U.S. Government Fund                    Franklin U.S. Government Securities Fund    11-15-1999
   Templeton Asset Strategy Fund                    Templeton Global Asset Allocation Fund      05-01-2000
   Templeton Developing Markets Securities Fund     Templeton Developing Markets Equity Fund    05-01-2000
   Templeton Growth Securities Fund                 Templeton Global Growth Fund                05-01-2000
   Templeton International Securities Fund          Templeton International Equity Fund         05-01-2000
   Templeton Pacific Growth Securities Fund         Templeton Pacific Growth Fund               05-01-2000


Shares of the funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies, which may or may not be affiliated with Allianz Life. Certain funds may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

Allianz Life may enter into certain arrangement under which it is reimbursed by the funds' advisers, distributors and/or affiliates for the administrative services, which it provides to the portfolios.

SUBSTITUTION AND LIMITATIONS ON FURTHER INVESTMENTS

We may substitute one of the variable options you have selected with another variable option. We will not do this without the prior approval of the Securities and Exchange Commission. We may also limit further investment in a variable option. We will give you notice of our intention to do this.

TRANSFERS

At your request, we will transfer amounts from your Policy Account in any variable option to another variable option, or to the fixed account. The minimum amount that can be transferred is the lesser of the minimum transfer amount (currently $500) or the total value in that variable option. You may transfer on any policy anniversary an amount from the unloaned value in the fixed account to one or more variable options.

However, transfers out of the fixed account can be made only if:

o we receive the request at least 30 days before that policy anniversary; and

o the amount requested is not more than the greater of 25% of the unloaned value in the fixed account on that anniversary or the minimum transfer amount.

We will not transfer more than the unloaned value from the fixed account. The minimum amount that we will transfer from the fixed account on any policy anniversary

                                   13  Flexible Premium Variable Life Prospectus


is the lesser of the minimum transfer amount, currently $500, or the unloaned value in the fixed account on that date.

You can make 12 transfers in a policy year without charge. We may charge a transfer fee for additional transfers in a policy year. The current transfer fee is the lesser of $25 or 2% of the amount transferred. You may tell us how much of the transfer fee is to come from the unloaned value in the fixed account and from the values in each of the variable options. If you do not tell us, we will make a deduction proportionally based on the relation the unloaned values in the fixed account and the value in the variable options have to the total unloaned value in the Policy Account.

We have not designed this policy or the underlying portfolios for use by professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers. Such activity may be disruptive to a portfolio.

You may elect to make transfers by telephone. To elect this option, you must do so in writing. If there are joint owners, the instructions will be accepted from either one of the joint owners unless you inform us otherwise. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a program which enables you to transfer specified dollar amounts each month or quarter from the Franklin Money Market Fund or the Franklin U.S. Government Fund to other portfolios (maximum of 8) at regular intervals. By allocating on a regularly scheduled basis, you may be less susceptible to the impact of market fluctuations.

Dollar Cost Averaging may be selected for a period of 12 to 36 months. The minimum amount that can be transferred is $500 (monthly) or $1,500 (quarterly). All dollar cost averaging transfers are made effective the 10th of the month (or the next business day if the 10th of the month is not a business day). You can elect to participate in this program at any time by:

o  properly completing the Dollar Cost Averaging election form;

o  returning  it to us by the first of the month (to be  effective  that month);
   and

o insuring that sufficient value is in either the Franklin Money Market Fund or the Franklin U.S. Government Fund.

Dollar Cost Averaging will terminate when any of the following occurs:

1) the number of designated transfers has been completed;

2) you do not have enough money in the Franklin Money Market Fund or the Franklin U.S. Government Fund to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

3) you request termination in writing and the writing is received by the first of the month; or

4) your policy is terminated.

There is no current charge for Dollar Cost Averaging but we reserve the right to charge for this program in the future.


4. EXPENSES
--------------------------------------------------------------------------------

There are charges and other expenses associated with the policy that reduce the return on your investment in the policy. The charges and expenses are:

MORTALITY AND EXPENSE RISK CHARGE


We deduct a mortality and expense risk charge from each variable option each business day. This risk charge is guaranteed not to exceed, on an annual basis, 0.90% of your average daily Policy Account value. The current risk charge is equal to 0.60%.


This risk charge compensates us for assuming the mortality and expense risks under the policy. The mortality risk assumed by us is that the insureds, as a group, may not live as long as expected. The expense risk assumed by us is that actual expenses may be greater than those assumed. We are responsible for the administration of the policy. We expect to profit from this charge.

ADMINISTRATIVE CHARGES


We deduct administrative charges from each variable option each business day and from your Policy Account on each monthly anniversary date. The charge is equal, on an annual basis, to 0.15% of your average daily Policy Account value. There is also a policy charge which is equal to $20 per policy month for the first policy year. Thereafter, it is guaranteed to not exceed $9 per policy month. Currently, the charge is $5 per policy month after the first

                                   Flexible Premium Variable Life Prospectus  14


policy year. This part of the charge will be waived if the Policy Account is equal to or greater than 15% of the initial face amount plus the requested face amount increases.

The charges reimburse us for expenses incurred in the administration of the policies. Such expenses include: confirmations, annual account statements, maintenance of policy records, maintenance of variable account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for policy owner servicing and all accounting, valuation, regulatory and updating requirements.

INSURANCE RISK CHARGES


This charge compensates us for the insurance coverage we provide in the month following the charge. The insurance risk charge for each policy month equals the total of the insurance risk charges for the policy month for each Face Amount of Insurance portion then in effect. To determine the insurance risk charge for a Face Amount of Insurance portion for a policy month, we multiply:


o the Insurance Risk Amount for the Face Amount of Insurance portion for that month; by

o the cost of insurance rate that applies to the Face Amount of Insurance portion for that month.

The Insurance Risk Amount for a Face Amount of Insurance portion for a policy month equals the excess of:

o  the death benefit associated with that Face Amount of Insurance portion; over

o the value of the Policy Account at the beginning of the policy month, before the monthly deduction for the month is subtracted.

The cost of insurance rate for a Face Amount of Insurance portion for a policy month equals the sum of:

o the standard cost of insurance rate for that month from the table of our standard cost of insurance rates; and

o an additional rate for any extra mortality risk classification that applies for the Face Amount of Insurance portion.

The additional rate for an extra mortality risk classification for any policy month equals the amount of extra mortality that the risk classification represents for that month.

The total cost of insurance rate for a policy month will be uniform for all Face Amount of Insurance portions that:

o  are in the same Face Amount band, sex, and risk classification;

o  take effect when the insureds are the same age; and

o  have been in force the same length of time.

We may change our standard cost of insurance rates from time to time based on our expectations as to future cost elements such as: investment earnings, mortality, persistency, expenses and taxes. Any change we make will apply to all Face Amount portions in the same risk classification.

The declared standard cost of insurance rates for each policy month will not be more than the amount shown in the table contained in your policy. The table is based on the insured's age at his or her last birthday at the beginning of each year (attained age), the insured's sex and whether or not the insured has qualified for the non-smoker classification. For the initial Face Amount of Insurance, the insured's attained age is determined at the beginning of each policy year. For each Face Amount increase, attained age is determined at the beginning of each policy year measured from the date the increase took effect.

Since the mortality tables used with the policy distinguish between males and females, the cost of insurance and the benefits payable will differ between males and females of the same age. Employers, employee plans and employee organizations should seek legal advice to determine whether the Civil Rights Act of 1964, Title VII, or other applicable law prohibits the use of sex distinct mortality tables. We will offer the policy based upon unisex mortality tables where required.

CHARGES FOR ADDITIONAL BENEFIT RIDERS

The amount of the charge, if any, each policy month for additional benefit riders is determined in accordance with the rider and is shown on the coverage page of your policy.

SURRENDER CHARGES

A surrender charge may be deducted if you make a full or partial surrender. The surrender charge consists of 2 parts: a deferred administrative expense and a deferred sales load. The maximum surrender charge varies by issue age, face amount, sex, smoking status, and contract duration. This charge will never exceed the sum of the deferred administrative expense and the deferred sales load, assuming the Surrender Charge Premium (SCP) is paid yearly during the first 15 years.

                                   15  Flexible Premium Variable Life Prospectus


The deferred administrative expense is $5.00 per $1,000 of Face Amount of Insurance for the first 3 policy years. The charge then grades down to zero over policy years 4 through 13.

The deferred  sales load is the lesser of 30% of the  Surrender  Charge  Premium
(SCP), plus 5% of all premiums over the SCP, or the following percentage of SCP.

             YEARS           % OF SCP
             ------------------------
               1-8              65%
                9               60%
               10               55%
               11               44%
               12               33%
               13               22%
               14               11%
               15               0%

The SCP is equal to the Annual Guaranteed Coverage Premium for the base policy death benefit coverage of a standard mortality risk. The SCP varies with the issue age, sex, and smoking classification of the insured as well as the Face Amount of the base policy. The SCP will not exceed the amount shown in the following table.

            ISSUE AGE       PER $1,000
            --------------------------
               0-29           $  6
              30-39           $ 11
              40-49           $ 21
              50-59           $ 40
              60-69           $ 75
              70-80           $150


For some higher issue ages, the Standard Non-Forfeiture Law of the state where the policy is delivered may limit surrender charges to amounts less than those defined above.

The surrender charge may also be deducted in the event of a decrease in Face Amount.

The surrender charge at any time during the first policy year equals the surrender charge at the end of the year. The surrender charge during any subsequent policy year is calculated based on end of year surrender charges and the portion of the year that has been completed.

When the policy terminates, your Policy Account may be less than the surrender charge. If this happens, you will not have to pay the difference. If the policy is reinstated, the surrender charge will also be reinstated.

PARTIAL SURRENDER FEE

If you surrender only a portion of your Net Cash Value at any time during the insured's lifetime, there is an administrative fee assessed. This fee is currently equal to the lesser of $25 or 2% of the partial surrender amount. You can make a partial surrender once each policy year that does not exceed 10% of the Net Cash Value without incurring a surrender charge or the partial surrender fee.

PREMIUM FEE

This fee is used to pay for premium taxes charged by some states and other governmental entities (e.g., municipalities). Allianz Life is responsible for the payment of these taxes and will make a deduction from the value of the policy for them. This fee is also used to pay for other expenses associated with premium collection. The charge is equal to 2.5% of each premium payment.

TRANSFER FEE


You may transfer values from one variable option to another, or to or from the fixed account. The first 12 transfers in a policy year are free. The fee for each additional transfer is currently the lesser of $25 or 2% of the amount transferred. Prescheduled automatic dollar cost averaging transfers are not currently counted nor is the transfer of the initial premium at the end of the free look period counted when we determine transfer fees.


INCOME TAX CHARGE

We do not currently assess any charge for income taxes. We reserve the right to assess a charge for such taxes against the variable options or your Policy Account if we determine that such taxes will be incurred.


                                                                 Flexible Premium Variable Life Prospectus 16



FUND ANNUAL EXPENSES
(as a  percentage  of the  Portfolios'  average  daily net  assets  for the most  recent  fiscal  year).  See the accompanying fund prospectuses for more information.

                                                       MANAGEMENT
                                                      AND PORTFOLIO      12B-1          OTHER      TOTAL ANNUAL
                                                  ADMINISTRATION FEES1    FEES         EXPENSES      EXPENSES
---------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                      .63%             --            .10%          .73%
Alger American Growth Portfolio                           .75%             --            .04%          .79%
Alger American Leveraged AllCap Portfolio2                .85%             --            .08%          .93%
Franklin Aggressive Growth Securities Fund3               .50%             --             22%          .72%
Franklin Global Communications Securities Fund            .48%             --            .03%          .51%
Franklin Global Health Care Securities Fund               .60%             --            .22%          .82%
Franklin Growth and Income Securities Fund                .47%             --            .02%          .49%
Franklin High Income Fund                                 .51%             --            .03%          .54%
Franklin Income Securities Fund                           .48%             --            .02%          .50%
Franklin Large Cap Growth Securities Fund4                .75%             --            .02%          .77%
Franklin Money Market Fund                                .52%             --            .01%          .53%
Franklin Natural Resources Securities Fund                .62%             --            .04%          .66%
Franklin Real Estate Fund                                 .56%             --            .02%          .58%
Franklin Rising Dividends Securities Fund                 .73%             --            .02%          .75%
Franklin S&P 500 Index Fund5                              .15%             --            .38%          .53%
Franklin Small Cap Fund6                                  .55%             --            .27%          .82%
Franklin Technology Securities Fund3                      .55%             --            .38%          .93%
Franklin U.S. Government Fund                             .49%             --            .02%          .51%
Franklin Value Securities Fund                            .60%             --            .21%          .81%
Franklin Zero Coupon Fund - 2005                          .63%             --            .02%          .65%
Franklin Zero Coupon Fund - 2010                          .63%             --            .02%          .65%
Mutual Discovery Securities Fund                          .80%             --            .21%          1.01%
Mutual Shares Securities Fund4                            .60%             --            .19%          .79%
Templeton Asset Strategy Fund6                            .60%             --            .18%          .78%
Templeton Developing Markets Securities Fund6             1.25%            --            .31%          1.56%
Templeton Global Income Securities Fund4                  .60%             --            .05%          .65%
Templeton Growth Securities Fund4                         .83%             --            .05%          .88%
Templeton International Securities Fund6                  .69%             --            .19%          .88%
Templeton International Smaller Companies Fund            .85%             --            .26%          .88%
Templeton Pacific Growth Securities Fund                  1.00%            --            .08%          1.08%
USAllianz VIP Diversified Assets Fund5/7                  .55%            .25%           .20%          1.00%
USAllianz VIP Fixed Income Fund5/7                        .50%            .25%            --           .75%
USAllianz VIP Growth Fund5/7                              .65%            .25%            --           .90%

------

1.The Portfolio  Administration  Fee is a direct expense for the Franklin Global Health Care Securities Fund, the Franklin Small Cap Fund, the Franklin Value Securities Fund, the Mutual Discovery Securities Fund, the
   Mutual Shares  Securities  Fund,  the Templeton  Asset Strategy  Fund,  the Templeton  Developing  Markets
   Securities  Fund, the Templeton  International  Securities Fund, and the Templeton  International  Smaller
   Companies Fund. Other portfolios of Franklin  Templeton  Variable Insurance Products Trust pay for similar services indirectly through the Management Fee. See "Management" in the accompanying fund prospectuses for further information regarding these fees.
2. Other Expenses for the Alger American Leveraged AllCap Portfolio include 0.01% of interest expense.
3.The Franklin  Aggressive  Growth  Securities  Fund and the Franklin  Technology  Securities  Fund commenced operations as of the date of this prospectus.  The expenses shown above for these portfolios are therefore estimated for the current fiscal year.
4.On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton
   Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99,  and not the assets of the combined fund. However, if the table reflected combined assets, the fund's  Management  Fees,  Other  Expenses,  and Total Fund  Operating  Expenses after 5/1/00 would be estimated as: 0.75%,  0.02%,  and 0.77%  respectively  for the Franklin Large Cap Growth  Securities Fund;
   0.60%,  0.19%, and 0.79%  respectively  for the Mutual Shares  Securities  Fund;  0.80%,  0.05%, and 0.85%
   respectively for the Templeton Growth Securities Fund; and .0.60%,  0.04%, and 0.64%  respectively for the
   Templeton Global Income Securities Fund.
5.The Franklin S&P 500 Index Fund, the USAllianz VIP Diversified  Assets Fund, the USAllianz VIP Fixed Income
   Fund,  and the USAllianz VIP Growth Fund  commenced  operations  November 12, 1999. The expenses shown for these Portfolios are therefore estimated for the funds' current fiscal year.
6. On 2/8/00,  shareholders  approved a merger and reorganization that combined the assets of the fund with a similar fund of the Templeton  Variable Products Series Fund,  effective  5/1/00.  The shareholders of the fund had approved new management fees, which apply to the combined fund effective 5/1/00.  The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund.  However,  if the table reflected both the new fees and the combined assets, the fund's
   Management  Fees,  Other Expenses,  and Total Fund Operating  Expenses after 5/1/00 would be estimated as:
   0.55%, 0.27%, and 0.82% respectively for the Franklin Small Cap Fund; 1.25%, 0.29%, and 1.54% respectively for the Templeton  Developing  Markets  Securities  Fund;  0.60%,  0.14%,  and 0.74%  respectively for the
   Templeton Asset Strategy Fund; and 0.65%,  0.20%, and 0.85%  respectively for the Templeton  International
   Securities Fund.
7.Certain  expenses of the USAllianz VIP Funds have been assumed by the Adviser.  Had those expenses not been assumed  total  return  would  have been  lower and total  fund  expenses  would  have been  3.80% for the
   Diversified Assets Fund, 3.77% for the Fixed Income Fund, and 3.90% for the Growth Fund.

                                   17  Flexible Premium Variable Life Prospectus


5. DEATH BENEFIT
--------------------------------------------------------------------------------


The amount of the death benefit depends on the total Face Amount of Insurance, your Policy Account on the date of the insured's death and the death benefit option (Option A or Option B) in effect at that time. The insured is the person whose life is covered by the policy. The insured is named on the coverage page of the policy. The actual amount we pay the beneficiary will be reduced by any outstanding Policy Debt.


The total Face Amount is the sum of all of the Face Amount portions. The initial Face Amount and each Face Amount increase still in effect are Face Amount portions. The initial Face Amount and the death benefit option in effect on the issue date (the date when the insured's life is covered under the policy) are shown on the coverage page of your policy.

OPTION A. The amount of the death benefit under Option A is the greater of:

o the total Face Amount at the beginning of the policy month when the death occurs; or

o the Policy Account on the date of death multiplied by the applicable factor from the Table of Death Benefit Factors contained in your policy.

OPTION B. The amount of the death benefit under Option B is the greater of:

o the total Face Amount at the beginning of the policy month when the death occurs plus the Policy Account on the date of death; or

o the Policy Account on the date of death multiplied by the applicable factor from the Table of Death Benefit Factors contained in your policy.

CHANGE IN DEATH BENEFIT

You may change the death benefit option after your policy has been in force for at least one year, subject to the following requirements:

o  you must request the change in writing;

o once you have changed the death benefit option, it cannot be changed again for the next 3 years;

o if you want to change death benefit Option A to Option B, you must submit proof satisfactory to us that the insured is still insurable at the risk classification that applies for the initial Face Amount. The Face Amount will not change; and

o if you want to change death benefit Option B to Option A, the Face Amount will be increased by an amount equal to the Policy Account on the date of the change. The risk classification for the last Face Amount portion to go into effect which is still in force will apply to the Face Amount increase. This increase will not result in any increase in premiums, expense charges or surrender charges.

Any change in a death benefit option will take effect on the monthly anniversary date on or following the date we approve the request for the change.

CHANGE IN FACE AMOUNT OF INSURANCE

You may change the Face Amount of Insurance of your policy on any monthly anniversary date after your policy has been in force at least one year. Once the Face Amount has been changed, it cannot be changed again for the next 12 months.

Face Amount Increases. To increase the Face Amount of Insurance you must:

o submit an application for the increase;

o submit proof satisfactory to us that the insured is an insurable risk; and

o pay any additional premium which is required.

The Face Amount of your policy can only be increased before your insured reaches age 81. Each Face Amount increase must be at least as large as the minimum Face Amount increase (currently $25,000). A Face Amount increase will take effect on the monthly anniversary date on or following the day we approve the application for the increase.

The risk classification that applies for any Face Amount increase may be different from the risk classification that applies for the initial Face Amount.

The following changes will be made to reflect the increase:

o  The Guaranteed Coverage Premium will be increased.

o The monthly administrative charge will increase to $20 per month for the 12 months following the increase.

o Additional surrender charges equal to the Face Amount increase (in $1,000's) multiplied by the surrender charge factors will apply for 13 years following the increase.

We will furnish a revised coverage page of your policy that shows:

o  the risk classification and the amount of the increase; and

o  the values for the changes described above.

                                   Flexible Premium Variable Life Prospectus  18


Face Amount Decreases. You must request in writing any decrease in Face Amount of Insurance. The decrease will take effect on the later of:

o the monthly anniversary date on or following the day we receive your request for the decrease; or

o the monthly anniversary date one year after the last change you made in Face Amount.

A Face Amount decrease will be used to reduce any previous Face Amount increases which are then in effect starting with the latest increase and continuing in the reverse order in which the increases were made. If any portion of the decrease is left after all Face Amount increases have been reduced, it will be used to reduce the initial Face Amount. We will not permit a Face Amount decrease that would reduce the initial Face Amount below the minimum Face Amount, currently $100,000.

The Guaranteed Coverage Premium will be reduced to reflect the Face Amount decrease. The new Guaranteed Coverage Premium will be shown on a revised coverage page of your policy.

We will deduct a charge from the Policy Account when the Face Amount is decreased. The maximum charge we will deduct each time the Face Amount is decreased is the lesser of:

o the total of the current surrender charge for the amount of each Face Amount portion reduced; or

o  the Policy Account when the decrease is made.

The charge will be deducted for each Face Amount portion reduced, starting with the charge for the first Face Amount portion reduced, and continuing in the same order in which the reductions are made until the charge is completely deducted.

Future surrender charges will be reduced proportionately for any charges deducted. After the Face Amount is decreased, the surrender charges for each Face Amount portion for which a charge is deducted will be equal to the surrender charges shown for that Face Amount portion on the coverage page of your policy, or in the revised coverage page, multiplied by the ratio of:

o the amount of the surrender charge in effect for the Face Amount portion at the time the charge is deducted minus the amount of the charge deducted for the Face Amount portion; divided by

o the amount of the surrender charge in effect for the Face Amount portion at the time the charge is deducted.

GUARANTEED DEATH BENEFIT RIDER

You can elect a Guaranteed Death Benefit Rider. This rider provides that the policy will remain in force to attained age 95 for death benefit Option A policies and to attained age 80 for death benefit Option B policies, regardless of the performance of the underlying portfolios, so long as you pay the minimum required premium. The premium required is significantly higher than the minimum premium required to issue the policy and to keep it in force. There is an additional charge for this benefit, currently $0.01 per $1,000 of Face Amount per policy month. A policy cannot have both the Guaranteed Death Benefit Rider and any of the following riders:

o Insured Term Rider

o Spouse Term Rider

ACCELERATED DEATH BENEFIT RIDER

You can elect the Accelerated Benefit Rider. This rider provides that you may elect to receive some of the death benefit proceeds of the policy if the insured is suffering from a terminal illness, as defined in the rider. Receipt of an accelerated death benefit amount may be taxable. You should contact your personal tax or financial adviser for specific information.

Death benefits, Cash Values, if any, and loan values, if any, will be reduced if a benefit is paid pursuant to this rider.

There is an administrative charge for this benefit which is guaranteed not to exceed the lesser of $1,000 or 2% of the benefit. This limit may vary depending on the state in which the policy was purchased. The current administrative charge is $150.

The receipt of an  accelerated  death benefit  amount may  adversely  affect the
recipient's   eligibility   for  Medicaid  or  other   government   benefits  or
entitlements.


6. TAXES
--------------------------------------------------------------------------------

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advise to anyone. You should consult your tax adviser about your own circumstances. We have included an additional discussion regarding taxes in Part II.

LIFE INSURANCE IN GENERAL

Life insurance, such as this policy, is a means of providing for death protection and setting aside money for future

                                   19  Flexible Premium Variable Life Prospectus


needs. Congress recognized the importance of such planning and provided special rules in the Internal Revenue Code (Code) for life insurance.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your life insurance policy until you take the money out. Beneficiaries generally are not taxed when they receive the death proceeds upon the death of the insured. However, estate taxes may apply.

TAKING MONEY OUT OF YOUR POLICY

You, as the owner, will not be taxed on increases in the value of your policy until a distribution occurs either as a surrender or as a loan. If your policy is a MEC, any loans or surrenders from the policy will be treated as first coming from earnings and then from your investment in the policy. Consequently, these distributed earnings are included in taxable income.

The Code also provides that any amount received from a MEC which is included in income may be subject to a 10% penalty. The penalty will not apply if the income received is:

1) paid on or after the taxpayer reaches age 591/2;

2) paid if the taxpayer becomes totally disabled (as that term is defined in the
   Code); or

3) in  a  series  of  substantially   equal  payments  made  annually  (or  more
   frequently) for the life or life expectancy of the taxpayer.

If your policy is not a MEC, any surrender proceeds will be treated as first a recovery of the investment in the policy and to that extent will not be included in taxable income. Furthermore any loan will be treated as indebtedness under the policy and not as a taxable distribution. See "Federal Tax Status" in Part II for more details including an explanation of whether your policy is a MEC.

DIVERSIFICATION

The Code provides that the underlying investments for a variable life policy must satisfy certain diversification requirements in order to be treated as a life insurance contract. We believe that the portfolios are being managed so as to comply with such requirements.

Under current federal tax law, it is unclear as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us would be considered the owner of the shares of the portfolios. If you are considered the owner of the investments, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios owners may select from without being considered the owner of the shares. If guidance from the Internal Revenue Service is provided which is considered a new position, the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the policy, could be treated as the owner of the portfolios. Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.


7. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

POLICY LOANS

We will loan money to you at the loan interest rate we establish for each policy year during which the loan is outstanding. Your request for a loan must be in writing.

The policy loan will be divided into two parts, the preferred loan and the non-preferred loan. A preferred loan may be made not more than once per policy year, beginning the later of:

o the tenth policy anniversary; or

o the anniversary following the insured's 60th birthday.

No more than 10% of the Cash Value of your policy at the time of the loan may be made as a preferred loan. Any portion of a loan that is not a preferred loan is a non-preferred loan.

The policy loan will be allocated to the fixed account. If the policy loan requested exceeds the loan limit, you may also request a transfer of values from the variable options to the fixed account. These values will be determined at the time you request the transfer. If you do not indicate the proportions of the variable options to be transferred, we will make the transfers based on the proportions that your Policy Account in the variable options bear to the total unloaned value in the Policy Account. Policy loans may have federal tax consequences (see "Federal Tax Status").

                                   Flexible Premium Variable Life Prospectus  20


LOAN INTEREST CHARGED

There may be a lower declared loan interest rate each year for the preferred loan than for the non-preferred loan. We will determine the loan interest rates for a policy year at least 60 days before the policy year begins. The maximum annual loan interest rates we will use for preferred and non-preferred loans for a policy (the maximum allowable rate) are the greater of:

o the guaranteed interest rate for the fixed account shown on the coverage page of your policy for a policy year (currently 3.5% for all policy years) plus 1%; or

o Moody's Corporate Bond Yield Average, Monthly Average Corporates as published by Moody's Investors Service, Inc., for the calendar month ending two months before the date on which the loan interest rate is determined.

If Moody's Corporate Bond Yield Average, Monthly Average Corporates is no longer published on a timely basis, we will use a substantially similar average approved by the insurance department in the state where your policy was delivered to determine the maximum allowable rate.

If the maximum allowable rate for a policy is at least 1/2% lower than the loan interest rate in effect for the previous policy year, we will decrease the loan interest rate to not more than the maximum allowable rate. If the maximum allowable rate for a policy year is at least 1/2% higher than either loan interest rate in effect for the previous policy year, we may increase either loan interest rate to not more than the maximum allowable rate. We will not use a loan interest rate for any policy year that exceeds 15%.

We will notify you as to the preferred loan and non-preferred loan interest rates that apply at the time a new loan is made or when any Policy Debt is reinstated. If either loan interest rate that applies to an existing policy loan is increased, we will notify you in writing at least 30 days before the new rate takes effect.

When a loan is made, interest for the rest of the current policy year must be paid in advance. If interest is not paid when due, it will be added to the Policy Debt and allocated to the fixed account. The accumulation of preferred loans, together with interest on such loans, is the preferred debt. The accumulation of non-preferred loans, together with interest on such loans, is the non-preferred debt.

Total Policy Debt is the sum of the preferred debt and the non-preferred debt, and equals the total outstanding loan with interest. If the total Policy Debt (including interest in advance) exceeds the fixed account, we will transfer values from the variable options to the fixed account if such values are available, based on the proportions that the values in the variable options bear to the total value of the variable options. The unpaid interest will then be treated as part of the Policy Debt and will bear interest at the loan rates.

LOAN LIMIT

A loan may be for any amount which does not exceed the loan limit.

The loan limit equals:

o the Cash Value on the date the loan is made; minus

o interest for the rest of the current policy year; minus

o any existing Policy Debt.

SECURITY

The policy will be the only security for the loan.

RESTRICTIONS ON MAKING LOANS

Loans will not be available during a grace period or after the insured dies.

REPAYING POLICY DEBT

The Policy Debt, or any part, may be repaid at any time as long as the policy is in force. We have the right to not accept partial loan repayments for amounts less than $50. Any Policy Debt outstanding will be deducted before any benefit proceeds are paid or applied under a payment option.

Repayments will be applied first to the non-preferred debt, and then to the preferred debt, unless you specify differently.

Repayments will be allocated to the fixed account and to the variable options based on the premium allocation schedule then in effect, unless a different allocation is requested.

When there is Policy Debt outstanding, any payments received will be applied first as repayment of debt, rather than as premium, unless we are instructed otherwise. If total Policy Debt equals or exceeds the Cash Value, we can terminate the policy. A notice of termination will be mailed to the last address we have on file 61 days prior to termination.

PARTIAL SURRENDERS

You may make a partial surrender from the Net Cash Value at any time during the insured's life and before the

                                   21  Flexible Premium Variable Life Prospectus


policy has terminated. The minimum partial surrender amount is currently $500. The partial surrender may not exceed the Net Cash Value, less $300.

We will assess a partial surrender fee when a partial surrender is made. The maximum partial surrender fee we will charge is $50 and the current charge is the lesser of 2% of the partial surrender amount or $25. In addition, a surrender charge may be assessed on the amount surrendered. See "Surrender Charges" above. You may make a partial surrender once each policy year that does not exceed 10% of the Net Cash Value without incurring a surrender charge or the partial surrender fee.

When a partial surrender is made, the amount of the partial surrender, the partial surrender fee and the surrender charge, if any, will be deducted from the Policy Account. You elect how much of each partial surrender, partial surrender fee and surrender charge is to come from the unloaned value in the fixed account and from values in each of the variable options. If you do not so elect, or if we cannot make the surrender on the basis of the your direction or those allocation percentages, we will make it based on the proportions that the unloaned value in the fixed account and unloaned values in the variable options bear to the total unloaned value in the Policy Account.

The Face Amount will be reduced if death benefit Option A is in effect when a partial surrender is made. Such a reduction will be equal to the amount of the partial surrender minus the excess, if any, of:

o the death benefit at the time the partial surrender is made; over

o the Face Amount at the time the partial surrender is made.

However, if the amount of the partial surrender is less than or equal to the excess described above, the Face Amount will not be reduced.

Any Face Amount reduction will be used first to reduce any Face Amount increases then in effect starting with the latest increase and continuing in the reverse order in which the increases were made. If any of the reduction is left after all Face Amount increases have been reduced, it will be used to reduce the initial Face Amount.

We will not permit a partial surrender that would reduce the Face Amount below the minimum Face Amount (currently $100,000). We may limit the number of partial surrenders you can make in a policy year, but you will always be allowed to make at least one partial surrender if the surrender meets these requirements.

FULL SURRENDERS

You may completely surrender your policy and receive the Net Cash Value anytime during the insured's life and before the policy has terminated.

The full surrender will take effect on the later of:

o the date we receive your written request for the surrender; or

o the date you request, in writing, for the surrender to take effect.

The policy and all coverage under it will terminate at 12:01 a.m. at our ValueLife Service Center on the date the surrender takes effect.

Partial and full surrenders may have federal tax consequences (see "Federal Tax Status").


8. OTHER INFORMATION
--------------------------------------------------------------------------------

THE COMPANY

Allianz Life Insurance Company of North America is a life insurance company organized under the laws of the state of Minnesota in 1896.

We are a wholly-owned subsidiary of Allianz Versicherungs-AG Holding ("Allianz"). Allianz is headquartered in Munich, Germany, and has subsidiaries throughout the world. We offer fixed and variable life insurance and annuities, and group life, accident and health insurance.

Administration for the policy is provided at our service center:

     Allianz Life ValueLife Service Center
     300 Berwyn Park
     P.O. Box 3031
     Berwyn, Pennsylvania 19312-0031
     1-800-336-0320


THE SEPARATE ACCOUNT

We established a separate account, Allianz Life Separate Account A (Separate Account), to hold the assets that underlie the policies.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the policies, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses

                                   Flexible Premium Variable Life Prospectus  22


(realized or unrealized) resulting from those assets are credited to or against the policies and not against any other policies we may issue. The Separate Account is divided into variable options. (The variable options are referred to as sub-accounts in the policy.)

DISTRIBUTOR

The policy is sold by licensed insurance agents, where the policy may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

The policy is distributed through the principal underwriter, USAllianz Investor Services, LLC (formerly NALAC Financial Plans, LLC), 1750 Hennepin Avenue, Minneapolis, MN, 55403, a wholly-owned subsidiary of ours. USAllianz Investor Services, LLC provides marketing services, and is reimbursed for expenses incurred in the distribution of the policies.

Commissions will be paid to broker-dealers who sell the policies. Broker-dealers will be paid commissions and expense reimbursements up to an amount equal to 100% of the first Guaranteed Coverage Premium; 4% of the next six Guaranteed Coverage Premiums; and 2% of all premiums paid thereafter. Similar commissions are paid on premiums received after any increase in Face Amount, or the addition of a rider. In addition, broker-dealers may also receive additional compensation, based on meeting certain production standards.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone any payments or transfers for any period when:

1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2) trading on the New York Stock Exchange is restricted;

3) an emergency exists as a result of which disposal of shares of the portfolios is not reasonably practicable or we cannot reasonably value the shares of the portfolios;

4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We may defer the portion of any transfer, amount payable or surrender, or Policy Loan from the fixed account for not more than 6 months.

OWNERSHIP

OWNER. You, as the owner of the policy, have all of the rights under the policy subject to:

o the rights of any assignee; and

o the rights of any irrevocable beneficiary.

The owner can also be the insured. If you die while the policy is still in force and the insured is living, ownership passes to your successor owner or if you have not designated a successor owner, then your estate becomes the owner.

JOINT OWNER. The policy can be owned by joint owners. Authorization of both joint owners is required for all policy changes except for telephone transfers.

BENEFICIARY. The beneficiary is the person(s) or entity(ies) you name to receive any death proceeds. The beneficiary is named at the time the policy is issued unless changed at a later date. You can name a contingent beneficiary prior to the death of the insured. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies. If there is an irrevocable beneficiary, all policy changes except premium allocations and transfers require the consent of the beneficiary.

Primary and contingent beneficiaries are as named in the application, unless you make a change. To change a beneficiary, you must send us a written request. We may require the policy to record the change. The request will take effect when signed, subject to any action we may take before receiving it.

One or more irrevocable beneficiaries may be named.

If a beneficiary is a minor, we will make payment to the guardian of his or her estate. We may require proof of age of any beneficiary.

Proceeds payable to a beneficiary will be free from the claims of creditors, to the extent allowed by law.

ASSIGNMENT. You can assign (transfer ownership) the policy. A copy of any assignment must be filed with the ValueLife Service Center. We are not responsible for the validity of any assignment. If you assign the policy, your rights and those of any revocably-named person will be subject to the assignment. An assignment will not affect any payments we may make or actions we may take before such assignment has been recorded at our ValueLife Service Center. This may be a taxable event. You should consult a tax adviser if you wish to assign the policy.

                                   23  Flexible Premium Variable Life Prospectus


MATURITY BENEFIT. This is an amount equal to the Policy Account less any outstanding Policy Debt on your policy. This amount is paid to you on the maturity date.

MATURITY DATE. The policy provides that we will pay the Policy Account value, less any Policy Debt, to you on the maturity date if the policy is still in force. We will not accept any premiums after the maturity date.

                                                                    Flexible Premium Variable Life Prospectus  24


PART II

EXECUTIVE OFFICERS AND DIRECTORS
----------------------------------------------------------------------------------------------------------------------


As of May 1, 2000,  the  directors  and  executive  officers of Allianz Life  Insurance  Company of North America
(Allianz Life) and their principal occupations for the past 5 years are as follows:


NAME                                          PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Robert W. MacDonald                           Chief Executive Officer and Director since October 1999.
                                              Previously Chief Executive Officer of LifeUSA.
----------------------------------------------------------------------------------------------------------------------
Margery G. Hughes                             President and Chief Administrative Officer since October 1999.
                                              Previously President and Chief Administrative Officer of LifeUSA.
----------------------------------------------------------------------------------------------------------------------
Mark A. Zesbaugh                              Senior Vice President and Chief Financial Officer since October
                                              1999. Previously Chief Financial Officer of LifeUSA.
----------------------------------------------------------------------------------------------------------------------
Lowell C. Anderson                            Chairman of the Board.
                                              Previously President and Chief Executive Officer of Allianz Life since
                                              October 1988.
----------------------------------------------------------------------------------------------------------------------
Herbert F. Hansmeyer                          Chairman of the Board of Allianz of America Corp. Member of the
                                              Board of Management of Allianz-AG, Munich, Germany, since 1986.
----------------------------------------------------------------------------------------------------------------------
Dr. Gerhard G. Rupprecht                      Chairman of the Board of Management - Allianz Lebensversicherungs,
                                              since 1979.
----------------------------------------------------------------------------------------------------------------------
Michael P. Sullivan                           President, Chief Executive Officer and Director of International
                                              Dairy Queen, Inc. since 1987.
----------------------------------------------------------------------------------------------------------------------
Michael T. Westermeyer                        Vice President-Corporate Legal Officer and Secretary of Allianz Life
                                              since April 1997. Formerly Second Vice President, Senior Counsel and
                                              Assistant Secretary of Allianz Life.
----------------------------------------------------------------------------------------------------------------------
Paul M. Howman                                Vice President - Underwriting of Allianz Life since 1995.
----------------------------------------------------------------------------------------------------------------------
Robert S. James                               President - Individual Insurance Division of Allianz Life since
                                              March 31, 1995. Previously President of Financial Markets Division.
----------------------------------------------------------------------------------------------------------------------
Edward J. Bonach                              President - Special Markets Division of Allianz Life since October 1999.
                                              Previously Executive Vice President-Chief Financial Officer and
                                              Treasurer of Allianz Life, since 1993.
----------------------------------------------------------------------------------------------------------------------
Rev. Dennis J. Dease                          President, University of St. Thomas, St. Paul since July 1991.
----------------------------------------------------------------------------------------------------------------------
James R. Campbell                             Chairman and Chief Executive Officer of Norwest Bank MN, N.A.
                                              since 1998. Previously Executive Vice President since February 1988.
----------------------------------------------------------------------------------------------------------------------
Robert M. Kimmitt                             Partner in the law firm of Wilmer, Cutler & Pickering.
----------------------------------------------------------------------------------------------------------------------

                                   25  Flexible Premium Variable Life Prospectus


VOTING


Pursuant to our view of present applicable law, we will vote the shares of the portfolios at special meetings of shareholders in accordance with instructions received from all owners having a voting interest. We will vote shares for which we have not received instructions. We will vote all shares in the same proportion as the shares for which we have received instructions. We will vote our shares in the same manner.


If the Investment Company Act of 1940 or any regulation thereunder is amended or if the present interpretation of the Act changes so as to permit us to vote the shares in our own right, we may elect to do so.

Your voting interest in the portfolios is determined as follows:

o You may cast one vote for each $100 of Account Value which is allocated to a variable option on the record date. Fractional votes are counted.

o The number of shares which you can vote will be determined as of the date chosen by us.

o You will receive periodic reports relating to the portfolios in which you have an interest, as well as any proxy material and a form with which to give us such voting instructions.

DISREGARD OF VOTING INSTRUCTIONS

We may, when required to do so by state insurance authorities, vote shares of the portfolios without regard to instructions from owners. We will do this if such instructions would require the shares to be voted to cause a portfolio to make, or refrain from making, investments which would result in changes in the sub-classification or investment objectives of the portfolio. We may also disapprove changes in the investment policy initiated by owners or trustees/directors of the portfolios, if such disapproval:

o is reasonable and is based on a good faith determination by us that the change would violate state or federal law;

o the change would not be consistent with the investment objectives of the portfolios; or

o which varies from the general quality and nature of investments and investment techniques used by other portfolios with similar investment objectives underlying other variable contracts offered by us or of an affiliated company.

In the event we do disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to owners.

LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

OUR RIGHT TO CONTEST

We cannot contest the validity of the policy except in the case of fraud after it has been in effect during the insured's lifetime for two years. If the policy is reinstated, the two-year period is measured from the date of reinstatement. In addition, if the insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to premiums paid less Policy Debt and less any surrenders. We also have the right to adjust any benefits under the policy if the answers in the application regarding the use of tobacco are not correct.

FEDERAL TAX STATUS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to life insurance in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), defines the term "life insurance contract" for purposes of the Code. We believe that the policies to be issued will qualify as "life insurance contracts" under section 7702. We do not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as "life insurance" under federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations.

INTRODUCTION. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon our understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

                                    Flexible Premium Variable Life Prospectus 26


We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us and its operations form a part of us.

DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the policy as a life insurance contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that life insurance policies, such as these policies, will meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

On March 2, 1989,  the  Treasury  Department  issued  regulations  (Treas.  Reg.
Section 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of these regulations, all securities of the same issuer are treated as a single investment. The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that each portfolio underlying the policies will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the separate account will cause the owner to be treated as the owner of the assets of the separate account, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered the owner of the assets of the separate account.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in you being retroactively determined to be the owner of the assets of the separate account.

Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.


TAX TREATMENT OF THE POLICY. The policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires that the amount of mortality and other expense charges be reasonable. In establishing these charges, we have relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a policy issued on a substandard risk basis and thus it is even less clear whether a policy issued on such basis would meet the requirements of Section 7702 of the Code.


While we have attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a

                                   27  Flexible Premium Variable Life Prospectus


risk, therefore, that the Internal Revenue Service will not concur with our interpretations of Section[7702 that were made in determining such compliance. In the event the policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. You should consult your own tax advisers with respect to the tax consequences of purchasing the policy.

POLICY PROCEEDS. The tax treatment accorded to loan proceeds and/or surrender payments from the policies will depend on whether the policy is considered to be a MEC. (See "Tax Treatment of Loans and Surrenders.") Otherwise, we believe that the policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the beneficiary under Section 101(a) of the Code. Also, you are not deemed to be in constructive receipt of the Net Cash Value, including increments thereon, under a policy until there is a distribution of such amounts.

Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of policy proceeds, depend on the circumstances of each owner or beneficiary.

TAX TREATMENT OF LOANS AND SURRENDERS. Section 7702A of the Code sets forth the rules for determining when a life insurance policy will be deemed to be a MEC. A MEC is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A policy fails to meet the 7-pay test when the cumulative amount paid under the policy at any time during the first 7 policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven (7) level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven policy years; or (2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.

Furthermore, any policy received in exchange for a policy classified as a MEC will be treated as a MEC regardless of whether it meets the 7-pay test. However, an exchange under Section 1035 of the Code of a life insurance policy entered into before June 21, 1988 for the policy will not cause the policy to be treated as a MEC if no additional premiums are paid.

Due to the flexible premium nature of the policy, the determination of whether it qualifies for treatment as a MEC depends on the individual circumstances of each policy.

If the policy is classified as a MEC, then surrenders and/or loan proceeds are taxable to the extent of income in the policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments including those resulting from the lapse of the policy, may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions: (1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary.

If a policy is not classified as a MEC, then any surrenders shall be treated first as a recovery of the investment in the policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the policy within the first fifteen years after the policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the policy.

Any loans from a policy which is not classified as a MEC, will be treated as indebtedness of the owner and not a distribution. Upon complete surrender or lapse of the policy, if the amount received plus loan indebtedness exceeds the total premiums paid that are not treated as previously surrendered by the policy owner, the excess generally will be treated as ordinary income.

Personal interest payable on a loan under a policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on loans under policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

                                   Flexible Premium Variable Life Prospectus  28


Policy owners should seek competent tax advice on the tax consequences of taking loans, distributions, exchanging or surrendering any policy.

MULTIPLE POLICIES. The Code further provides that multiple MEC which are issued within a calendar year period to the same owner by one company or its affiliates are treated as one MEC for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. You should consult a tax adviser prior to purchasing more than one MEC in any calendar year period.

TAX TREATMENT OF ASSIGNMENTS. An assignment of a policy or the change of ownership of a policy may be a taxable event. You should therefore consult a competent tax adviser should you wish to assign or change the owner of your policy.

QUALIFIED PLANS. The policies may be used in conjunction with certain Qualified Plans. Because the rules governing such use are complex, you should not do so until you have consulted a competent Qualified Plans consultant.

INCOME TAX WITHHOLDING. All distributions or the portion thereof which is includible in gross income of the policy owner are subject to federal income tax withholding. However, in most cases you may elect not to have taxes withheld. You may be required to pay penalties under the estimated tax rules, if withholding and estimated tax payments are insufficient.

REPORTS TO OWNERS

We will, at a minimum, send you an annual and semi-annual report of the portfolios. Within 30 days after each policy anniversary, we will send you an annual statement. We may elect to send these more often. The statement will show the current amount of death benefit payable under the policy, the current Policy Account value, the current Net Cash Value, current Policy Debt and will show all transactions previously confirmed. The statement will also show premiums paid and all charges deducted during the policy year.

We will mail you confirmations  within seven days of any transaction  regarding:
(a) the receipt of premium; (b) any transfer between variable options; (c) any loan, interest repayment, or loan repayment; (d) any surrender; (e) exercise of the free look privilege; and (f) payment of the death benefit under the policy.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or the Distributor is a party or to which the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

EXPERTS


The financial statements of Allianz Life Variable Account A and our consolidated financial statements as of and for the year ended December 31, 1999 included in this prospectus have been audited by KPMG LLP, independent auditors, as indicated in their reports included in this prospectus, and are included herein, in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.


FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the policies.

                         ALLIANZ LIFE VARIABLE ACCOUNT A
                                       OF

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                              Financial Statements

                                December 31, 1999

Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Independent Auditors' Report


The Board of Directors of Allianz Life Insurance Company of North America and Policyholders of Allianz Life Variable Account A:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account A as of December 31, 1999, and the related statements of operations and changes in net assets for each of the years in the three-year period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account A at December 31, 1999, and the results of their operations and the changes in their net assets for each of the years in the three-year period then ended, in conformity with generally accepted accounting principles.

                                                              KPMG LLP





Minneapolis, Minnesota
February 4, 2000


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements

Statements of Assets and Liabilities
December 31, 1999
                                                                                     Franklin

                                                              Alger  Alger American   Global        Franklin    Franklin
                                                     AIM    American   Leveraged  Communications Global Health Growth and  Franklin
                                                  VI Growth  Growth      AllCap     Securities  Care Securities  Income  High Income
                                                    Fund      Fund        Fund         Fund           Fund        Fund       Fund
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:

  AIM VI Growth Fund

   3,244 shares, cost $102,904                  $104,606          -          -             -              -           -           -
  Alger American Growth Fund

   1,738 shares, cost $108,939                         -    111,878          -             -              -           -           -
  Alger American Leveraged AllCap Fund

   120 shares, cost $6,610                             -          -      6,966             -              -           -           -
  Franklin Global Communications Securities Fund

   95,296 shares, cost $1,735,057                      -          -          -     2,369,062              -           -           -
  Franklin Global Health Care Securities Fund

   4,931 shares, cost $48,559                          -          -          -             -         48,427           -           -
  Franklin Growth and Income Fund

   174,023 shares, cost $3,069,403                     -          -          -             -              -   3,094,134           -
  Franklin High Income Fund

   141,855 shares, cost $1,726,809                     -          -          -             -              -           -   1,398,695
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                     104,606    111,878      6,966     2,369,062         48,427   1,094,134   1,398,695
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges           15         68         50         5,392            248      15,667       2,358
 Accrued administrative charges                        3         17         13         1,280             62       3,917         589
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     18         85         63         6,672            310      19,584       2,947
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                      $104,588    111,793      6,903     2,362,390         48,117   3,074,550   1,395,748
------------------------------------------------------------------------------------------------------------------------------------
Policy owners' equity (note 4)                  $104,588    111,793      6,903     2,362,390         48,117   3,074,550   1,395,748
------------------------------------------------------------------------------------------------------------------------------------



                                            See accompanying  notes to financial
statements.

                                                                               3


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
                                                  Franklin  Franklin  Franklin   Franklin                     Franklin     Franklin
                                                   Income   Large Cap  Money   Natural Resources Franklin  Rising Dividends  S&P 500
                                                Securities Growth Sec  Market    Securities    RealEstate    Securities      Index
                                                    Fund      Fund     Fund       Fund           Fund          Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:

  Franklin Income Securities Fund

   82,616 shares, cost $1,259,130             $1,213,628           -         -         -            -             -               -
  Franklin Large Cap Growth Securities Fund

   43,610 shares, cost $699,773                        -     919,304         -         -            -             -               -
  Franklin Money Market Fund

   1,283,666 shares, cost $1,283,666                   -          -  1,283,666         -            -             -               -
  Franklin Natural Resources Securities Fund

   30,276 shares, cost $329,522                        -          -          -   330,922            -             -               -
  Franklin Real Estate Fund

   41,159 shares, cost $614,176                        -          -          -         -      614,093             -               -
  Franklin Rising Dividends Securities Fund

   77,852 shares, cost $1,136,415                      -          -          -         -            -      1,059,568              -
  Franklin S&P 500 Index Fund

   12,767 shares, cost $133,279                        -          -          -         -            -             -         134,823
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   1,213,628    919,304  1,283,666   330,922      614,093      1,059,568        134,823
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges        5,771        643      2,003     1,647        3,187          6,279             26
 Accrued administrative charges                    1,443        161        501       411          797          1,570              6
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  7,214        804      2,504     2,058        3,984          7,849             32
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                    $1,206,414    918,500  1,281,162   328,864      610,109      1,051,719        134,791
------------------------------------------------------------------------------------------------------------------------------------
Policy owners' equity (note 4)                $1,206,414    918,500  1,281,162   328,864      610,109      1,051,719        134,791
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial
statements.

                                                                               4


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999

                                                                      Franklin                                          Mutual
                                              Franklin  Franklin U.S.  Value    Franklin     Franklin     Franklin     Discovery
                                              Small Cap  Government  Securities Zero Coupon  Zero Coupon  Zero Coupon  Securities
                                                Fund      Fund          Fund    Fund - 2000  Fund - 2005  Fund - 2010    Fund
-----------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:

    Franklin Small Cap Fund

   63,497 shares, cost $1,255,963             $1,706,161          -           -          -           -          -            -
  Franklin U.S. Government Fund
   85,501 shares, cost $1,070,843                      -  1,007,202           -          -           -          -            -
  Franklin Value Securities Fund

   741 shares, cost $6,343                             -          -       5,851          -           -          -            -
  Franklin Zero Coupon Fund - 2000
   27,996 shares, cost $329,745                        -          -           -    351,905           -          -            -
   Franklin Zero Coupon Fund - 2005
   24,919 shares, cost $308,806                        -          -           -          -     361,577          -            -
  Franklin Zero Coupon Fund - 2010
   27,701 shares, cost $440,816                        -          -           -          -          -     391,966            -
  Mutual Discovery Securities Fund

   40,352 shares, cost $482,859                        -          -           -          -          -           -      547,583
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   1,706,161  1,007,202       5,851    351,905    361,577     391,966      547,583
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges        8,345      2,243          32        518        532         483          516
 Accrued administrative charges                    2,086        561           8        130        133         120          129
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 10,431      2,804          40        648        665         603          645
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                    $1,695,730  1,004,398       5,811    351,257    360,912     391,363      546,938
------------------------------------------------------------------------------------------------------------------------------------
Policy owners' equity (note 4)                $1,695,730  1,004,398       5,811    351,257    360,912     391,363      546,938
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial
statements.

                                                                               5


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America

Financial Statements (continued)
Statements of Assets and Liabilities (cont.)
December 31, 1999

                                                                                                                         Templeton

                                              Mutual   Templeton      Templeton               Templeton      Templeton International
                                              Shares   Developing   Global Asset Templeton   Global Income International  Smaller
                                           Securities Markets Equity Allocation Global Growth  Securities     Equity     Companies
                                              Fund        Fund          Fund        Fund         Fund          Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:

    Mutual Shares Securities Fund

   82,769 shares, cost $1,018,876           $1,095,030         -          -            -          -              -            -
  Templeton Developing Markets Equity Fund

   84,075 shares, cost $819,895                      -   881,952          -            -          -              -            -
  Templeton Global Asset Allocation Fund

   21,344 shares, cost $247,176                      -         -    252,077            -          -              -            -
  Templeton Global Growth Fund

   177,586 shares, cost $2,620,038                   -         -          -    2,775,663          -              -            -
  Templeton Global Income Securities Fund

   16,528 shares, cost $191,447                      -         -          -            -    182,965              -            -
  Templeton International Equity Fund

   124,044 shares, cost $2,077,368                   -         -          -            -          -      2,226,583            -
  Templeton International Smaller Companies Fund

   3,532 shares, cost $40,082                        -         -          -            -          -              -       39,103
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                 1,095,030   881,952    252,077    2,775,663    182,965      2,226,583       39,103
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges      3,970     7,300        588       19,669      2,038         14,793          335
 Accrued administrative charges                    993     1,825        147        4,917        509          3,698           84
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                4,963     9,125        735       24,586      2,547         18,491          419
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                  $1,090,067   872,827    251,342    2,751,077    180,418      2,208,092       38,684
------------------------------------------------------------------------------------------------------------------------------------
Policy owners' equity (note 4)              $1,090,067   872,827    251,342    2,751,077    180,418      2,208,092       38,684
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial
statements.

                                                                               6


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999

                                                                     Templeton   USAllianz      USAllianz
                                                                      Pacific  VIP Diversified  VIP Fixed    USAllianz    Total
                                                                       Growth     Assets          Income    VIP Growth     All
                                                                        Fund       Fund            Fund         Fund      Funds
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:

    Templeton Pacific Growth Fund

  43,781 shares, cost $448,304                                       $446,123         -             -            -
    USAllianz VIP Diversified Assets Fund

   0 shares, cost $0                                                        -         -             -            -
   USAllianz VIP Fixed Income Fund

    0 shares, cost $0                                                       -         -             -            -
    USAllianz VIP Growth Fund

    0 shares, cost $0                                                       -         -             -            -
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                    446,123         -             -            -      24,961,513
------------------------------------------------------------------------------------------------------------------------------------

Liabilities:
  Accrued mortality and expense risk charges                            3,685         -             -            -         108,401
  Accrued administrative charges                                          921         -             -            -          27,031
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                 4,606         -             -            -         135,432
------------------------------------------------------------------------------------------------------------------------------------
      Net assets                                                     $441,517         -             -            -      24,826,081
------------------------------------------------------------------------------------------------------------------------------------

Policy owners' equity (note 4)                                       $441,517         -             -            -      24,826,081
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial
statements.

                                                                               7


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations

For the years ended December 31, 1999, 1998 and 1997

                                                                                                       Alger American

                                                   AIM VI Growth Fund   Alger American Growth Fund  Leveraged AllCap Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                   1999   1998    1997       1999   1998    1997    1999   1998    1997
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares            $     -      -      -          -       -      -        -      -       -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                  14      -      -         68       -      -       50      -       -
 Administrative charges                               3      -      -         17       -      -       13      -       -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                       17      -      -         85       -      -       63      -       -
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                       (17)     -      -        (85)      -      -      (63)     -       -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds  -      -      -          -       -      -        -      -       -
 Realized gains (losses) on sales of investments, net 1      -      -          -       -      -        1      -       -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net           1      -      -          -       -      -        1      -       -
  Net change in unrealized appreciation
   (depreciation) on investments                  1,702      -      -      2,939       -      -      356      -       -
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and unrealize
appreciation (depreciation) on investments, net   1,703      -      -      2,939       -      -      357      -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations                                     $ 1,686      -      -      2,854       -      -      294      -       -
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial
statements.

                                                                               8


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)
Statements of Operations (cont.)
For the years ended December 31, 1999, 1998 and 1997

                                               Franklin Global            Franklin Global
                                        Communications Securities Fund  Health Care Securities Fund  Franklin Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998    1997         1999    1998    1997           1999     1998    1997
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares      $ 68,883  63,845  66,211         75       -       -          122,075  86,614   61,679
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges         13,853  10,459   9,862        242       54      -           21,089  16,628   14,386
 Administrative charges                      3,463   2,615   2,466         60       13      -            5,272   4,157    3,597
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                              17,316  13,074  12,328        302       67      -           26,361  20,785   17,983
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net               51,567  50,771  53,883       (227)     (67)     -           95,714  65,829   43,696
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
  on mutual funds                          166,820  93,096  91,611          -        -      -          340,300 203,765   59,819
 Realized gains (losses) on sales of
  investments, net                         268,795  56,812  59,135       (162)       2      -           23,652  27,735   75,044
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                       435,615 149,908  150,746      (162)       2      -          363,952 231,500  134,863
 Net change in unrealized appreciation
  (depreciation) on investments            183,386 (40,828) 116,553    (1,826)   1,694      -        (453,957)(118,668) 283,057
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and
  unrealized appreciation (depreciation
  on investments, net                      619,001 109,080  267,299    (1,988)   1,696      -         (90,005  112,832  417,920
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                   $670,568 159,851  321,182    (2,215)   1,629      -           5,709  178,661  461,616
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial
statements.

                                                                               9


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the years ended December 31, 1999, 1998 and 1997

                                                                              Franklin                Franklin Large
                                          Franklin High Income Fund   Income Securities Fund    Cap Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998    1997      1999     1998    1997      1999     1998    1997
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares      $379,407  160,598  153,512  127,089  111,419  71,443    2,787     833       7
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges         10,123   10,568   12,094    7,825    8,671   7,189     4,139  1,287      96
 Administrative charges                      2,531    2,642    3,023    1,956    2,168   1,797     1,035    322      24
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                              12,654   13,210   15,117    9,781   10,839   8,986     5,174  1,609     120
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net              366,753  147,388  138,395  117,308  100,580  62,457    (2,387)  (776)   (113)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                            55,544    9,531    5,036   45,538   26,313  15,347         -      -       -
 Realized gains (losses) on sales
   of investments, net                     (44,053)  29,193   43,795 (115,178)   3,544   7,042     2,133    989     (11)
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                        11,491   38,724   48,831  (69,640)  29,857  22,389     2,133    989     (11)
 Net change in unrealized appreciation
(depreciation) on investments             (391,353)(177,480)   4,999  (78,033)(115,794) 68,874   185,307 34,912    (548)
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net       (379,862)(138,756)  53,830 (147,673) (85,937) 91,263   187,440 35,901  (559)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                   $(13,109)  8,632   192,225  (30,365)  14,643 153,720   185,053 35,125   (672)
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial
statements.

                                                                              10


PAGE>




Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the years ended December 31, 1999, 1998 and 1997

                                                                         Franklin Natural

                                          Franklin Money Market Fund  Resources Securities Fund  Franklin Real Estate Fund
------------------------------------------------------------------------------------------------------------------------------------
                                             1999     1998    1997      1999    1998    1997      1999      1998    1997
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares       $71,180  62,012  35,286     2,670    2,271   1,844    48,690    26,119  12,965
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges          9,461   7,539   4,368     1,368      461     416     2,727     3,282   3,466
 Administrative charges                      2,365   1,885   1,092       342      115     104       682       821     867
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                              11,826   9,424   5,460     1,710      576     520     3,409     4,103   4,333
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net               59,354  52,588  29,826       960    1,695   1,324    45,281    22,016   8,632
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
 on mutual funds                                -       -       -         -        -       -     67,468    16,168   6,191
  Realized gains (losses) on sales
 of investments, net                            -       -       -    (11,396)  (8,058) (1,936) (179,615    15,172  17,125
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on
 investments, net                               -       -       -    (11,396)  (8,058) (1,936) (112,147)   31,340  23,316
 Net change in unrealized appreciation
(depreciation) on investments                   -       -       -     57,915  (35,420) (25,118)  31,946  (179,557) 57,737
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net             -       -       -     46,519  (43,478) (27,054) (80,201) (148,217) 81,053
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                   $59,354  52,588  29,826     47,479  (41,783) (25,730) (34,920) (126,201) 89,685
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial
statements.

                                                                              11


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the years ended December 31, 1999, 1998 and 1997

                                                                 Franklin Rising

                                          Dividends Securities Fund  Franklin S&P 500 Index Fund  Franklin Small Cap Fund
------------------------------------------------------------------------------------------------------------------------------------
                                             1999     1998    1997      1999    1998    1997       1999     1998    1997
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares    $   17,581    9,265   5,990        -       -       -      4,439     386     384
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges          7,013    5,177   3,657       26       -       -     11,584   3,458   1,277
 Administrative charges                      1,753    1,294     914        6       -       -      2,896     865     319
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                               8,766    6,471   4,571       32       -       -     14,480   4,323   1,596
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                8,815    2,794   1,419      (32)      -       -    (10,041) (3,937) (1,212)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
 on mutual funds                           176,138  113,543  10,229        -       -       -        620  49,628   4,546
  Realized gains (losses) on sales
   of investments, net                    (157,350)   6,199  18,073        -       -       -    346,621  (1,660)  2,723
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on
 investments, net                           18,788  119,742  28,302        -       -       -    347,241  47,968   7,269
 Net change in unrealized appreciation
(depreciation) on investments             (153,361) (77,635) 93,007    1,544       -       -    472,910 (48,794)  22,458
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net       (134,573) 42,107  121,309    1,544       -       -    820,151    (826)  29,727
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                  $(125,758) 44,901  122,728    1,512       -       -    810,110  (4,763)  28,515
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial
statements.

                                                                              12


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the years ended December 31, 1999, 1998 and 1997

                                                  Franklin                  Franklin                   Franklin
                                             U.S. Government Fund     Value Securities Fund     Zero Coupon Fund - 2000
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998    1997      1999    1998    1997      1999     1998    1997
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares      $152,061   64,457  52,576      15        -       -     57,505   27,976  24,296
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges          6,209    5,484   5,796      15        -       -      2,164    2,236   2,223
 Administrative charges                      1,552    1,371   1,449       4        -       -        541      559     556
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                               7,761    6,855   7,245      19        -       -      2,705    2,795   2,779
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net              144,300   57,602  45,331      (4)       -       -     54,800   25,181  21,517
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
 on mutual funds                                -       -       -         -        -       -      7,930    4,476     550
  Realized gains (losses) on sales
   of investments, net                       6,118   17,179  27,003      (5)      (3)      -      1,819    4,953   5,922
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on
 investments, net                            6,118   17,179  27,003      (5)      (3)      -      9,749    9,429   6,472
 Net change in unrealized appreciation
(depreciation) on investments             (167,882) (18,101)    136    (203)    (289)      -    (56,550) (11,643) (6,554)
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net       (161,764)   (922)  27,139    (208)    (292)      -    (46,801)  (2,214)    (82)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                   $(17,464) 56,680   72,470    (212)    (292)      -      7,999   22,967  21,435
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial
statements.

                                                                              13


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the years ended December 31, 1999, 1998 and 1997

                                                  Franklin                  Franklin                   Mutual
                                           Zero Coupon Fund-2005      Zero Coupon Fund-2010    Discovery Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998    1997      1999    1998    1997       1999      1998    1997
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares     $  47,477  22,733  25,018    70,880   25,369  22,065    13,135    5,534      40
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges          2,161   2,431   2,373     3,057    2,862   2,535     3,044    2,229   1,140
 Administrative charges                        540     608     593       764      716     634       761      557     285
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                               2,701   3,039   2,966     3,821    3,578   3,169     3,805    2,786   1,425
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net               44,776  19,694  22,052    67,059   21,791  18,896     9,330    2,748  (1,385)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
 on mutual funds                             2,291   5,259      87    20,609    3,510     176        -     5,149       -
  Realized gains (losses) on sales
   of investments, net                       1,717   2,463  11,706   (15,611)   2,415   1,074     1,014    5,744     166
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on
 investments, net                            4,008   7,722  11,793     4,998    5,925   1,250     1,014   10,893     166
 Net change in unrealized appreciation
(depreciation) on investments              (74,447) 13,788   1,480  (146,933)  27,536  35,571    87,371  (49,861) 26,719
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net        (70,439) 21,510  13,273  (141,935)  33,461  36,821    88,385  (38,968) 26,885
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                   $(25,663) 41,204  35,325   (74,876)  55,252  55,717    97,715  (36,220) 25,500
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial
statements.

                                                                              14


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the years ended December 31, 1999, 1998 and 1997

                                                                         Templeton Developing         Templeton Global
                                          Mutual Shares Securities Fund  Markets Equity Fund       Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
                                             1999     1998     1997     1999     1998     1997      1999     1998      1997
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares       $31,535   11,623      72   12,690    19,038    10,159    17,439   10,932    7,863
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges          8,110    6,003   2,067    7,442     2,862     3,802     1,526    1,629    2,512
 Administrative charges                      2,027    1,501     517    1,860       715       950       381      407      628
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                              10,137    7,504   2,584    9,302     3,577     4,752     1,907    2,036    3,140
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net               21,398    4,119  (2,512)   3,388    15,461     5,407    15,532    8,896    4,723
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
 on mutual funds                                -    10,153      -         -    61,907    16,114    16,486   13,002    2,268
  Realized gains (losses) on sales
   of investments, net                      57,630   10,137   2,034  (36,364)  (23,346)    1,960       393   11,507   23,197
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on
 investments, net                           57,630   20,290   2,034  (36,364)   38,561    18,074    16,879   24,509   25,465
 Net change in unrealized appreciation
(depreciation) on investments               58,050  (35,219) 51,689  329,456  (198,108) (127,265)  (16,541) (31,637)  11,716
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net        115,680  (14,929) 53,723  293,092  (159,547) (109,191)      338   (7,128)  37,181
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                   $137,078  (10,810) 51,211  296,480  (144,086) (103,784)   15,870    1,768   41,904
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial
statements.

                                                                              15


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the years ended December 31, 1999, 1998 and 1997

                                                  Templeton            Templeton Global                Templeton
                                             Global Growth Fund      Income Securities Fund    International Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
                                            1999      1998    1997      1999    1998    1997      1999      1998     1997
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares      $ 48,676   39,344   15,984   17,513   12,826  10,037   118,404   55,115   33,230
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges         22,604    9,684    7,051    1,140    1,127     903    16,444   10,176    8,366
 Administrative charges                      5,651    2,421    1,763      285      282     226     4,111    2,544    2,092
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                              28,255   12,105    8,814    1,425    1,409   1,129    20,555   12,720   10,458
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net               20,421   27,239    7,170   16,088   11,417   8,908    97,849   42,395   22,772
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
 on mutual funds                           235,493  143,312    5,328        -        -       -    57,531  110,714   50,952
  Realized gains (losses) on sales
   of investments, net                     135,515   13,548   15,707  (19,414)    (315)    668   210,059    9,119   13,328
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on
 investments, net                          371,008  156,860   21,035  (19,414)    (315)    668   267,590  119,833   64,280
 Net change in unrealized appreciation
(depreciation) on investments               30,632  (70,051)  80,562   (9,989)    (521) (6,915)   89,659  (97,026)  25,384
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net        401,640   86,809  101,597  (29,403)    (836) (6,247)  357,249   22,807   89,664
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                   $422,061  114,048  108,767  (13,315)  10,581   2,661   455,098   65,202  112,436
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial
statements.

                                                                              16


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the years ended December 31, 1999, 1998 and 1997

                                           Templeton International           Templeton                 USAllianz
                                            Smaller Companies Fund      Pacific Growth Fund    VIP Diversified Assets Fund
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998    1997      1999    1998      1997      1999     1998    1997
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares       $  736     488      17     4,339   10,966     8,455        -      -      -
------------------------------------------------------------------------------------------------------------------------------------
 Mortality and expense risk charges           204      99      29     3,239    1,388       214        -      -      -
 Administrative charges                        51      25       7       810      347        53        -      -      -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                255     124      36     4,049    1,735       267        -      -      -
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                 481     364     (19)      290    9,231     8,188        -      -      -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
 on mutual funds                                -     565       -         -    3,337         -        -      -      -
  Realized gains (losses) on sales
   of investments, net                        (73)   (121)     (2)  (38,203) (38,525)      907        -      -      -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on
 investments, net                             (73)    444      (2)  (38,203) (35,188)      907        -      -      -
 Net change in unrealized appreciation
(depreciation) on investments               4,391  (4,295) (1,075)  140,678   (7,500) (164,185)       -      -      -
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net         4,318  (3,851) (1,077)  102,475  (42,688) (163,278)       -      -      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                    $4,799  (3,487) (1,096)  102,765  (33,457) (155,090)       -      -      -
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial
statements.

                                                                              17


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the years ended December 31, 1999, 1998 and 1997

                                                   USAllianz                 USAllianz
                                            VIP Fixed Income Fund         VIP Growth Fund           Total All Funds
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998    1997      1999    1998    1997      1999        1998        1997
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares        $   -       -       -         -        -       -  1,437,281     829,763    619,133
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges             -       -       -         -        -       -    166,941     115,794     95,822
 Administrative charges                         -       -       -         -        -       -     41,732      28,950     23,956
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                  -       -       -         -        -       -    208,673     144,744    119,778
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                   -       -       -         -        -       -  1,228,608     685,019    499,355
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
 on mutual funds                                -       -       -         -        -       -  1,192,768     873,428    268,254
  Realized gains (losses) on sales
   of investments, net                          -       -       -         -        -       -    438,044     144,683    324,660
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on
 investments, net                               -       -       -         -        -       -  1,630,812   1,018,111    592,914
 Net change in unrealized appreciation
(depreciation) on investments                   -       -       -         -        -       -    127,167  (1,240,497)   548,282
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net             -       -       -         -        -       -  1,757,979     222,386) 1,141,196
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                     $   -       -       -         -        -       -  2,986,587     462,633  1,640,551
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial
statements.

                                                                              18


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets For the years ended December 31, 1999,  1998 and 1997

                                                  AIM                          Alger                Alger American
                                               VI Growth Fund          American Growth Fund     Leveraged AllCap Fund
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998    1997      1999    1998    1997     1999     1998    1997
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            $   (17)     -       -       (85)       -    -        (63)      -        -
  Realized gains (losses) on investments, net    1      -       -         -        -    -          1       -        -
  Net change in unrealized appreciation
   (depreciation) on investments             1,702      -       -      2,939       -    -        356       -        -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                             1,686      -       -      2,854       -    -        294       -        -
------------------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):

  Purchase payments                             60      -       -        290       -    -        290       -        -
  Transfers between funds                  102,862      -       -    108,720       -    -      6,349       -        -
  Surrenders and terminations                    -      -       -         -        -    -          -       -        -
  Policy loan transactions                       3      -       -          3       -    -          -       -        -
  Other transactions (note 2)                  (23)     -       -        (74)      -    -        (30)      -        -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from policy transactions        102,902      -       -    108,939       -    -      6,609       -        -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          104,588      -       -    111,793       -    -      6,903       -        -
Net assets at beginning of year                 -       -       -         -        -    -          -       -        -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $104,588      -       -    111,793       -    -      6,903       -       -
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial
statements.

                                                                              19


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999, 1998 and 1997

                                                Franklin Global           Franklin Global            Franklin
                                      Communications Securities Fund  Health Care Securities  Fund Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------------
                                           1999     1998    1997       1999    1998    1997      1999     1998       1997
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net        $ 51,567    50,771     53,883    (227)     (67)   -      95,714   65,829      43,696
  Realized gains (losses) on investments
, net                                   435,615   149,908    150,746    (162)       2    -     363,952  231,500     134,863
  Net change in unrealized appreciation
   (depreciation) on investments        183,386   (40,828)   116,553  (1,826)   1,694    -    (453,957)(118,668)    283,057
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                        670,568   159,851    321,182  (2,215)   1,629    -       5,709   178,661    461,616
------------------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):

  Purchase payments                      91,957   104,584    116,828       -        -    -     426,492   427,399    387,084
  Transfers between funds                78,700   (38,007)   (67,788)  3,673    6,656    -     160,733   282,965    194,269
  Surrenders and terminations           (92,132)  (46,228)    (8,311)      -        -    -    (172,737)  (66,385)  (271,440)
  Policy loan transactions              (58,830)   32,511    (60,609)      -        -    -     (33,949)  (31,446)     3,110
  Other transactions (note 2)           (69,624)  (65,057)   (60,143) (1,606)     (20)   -    (217,639) (202,446)  (163,700)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from policy transactions     (49,929)  (12,197)   (80,023) 42,067    6,636    -     162,900   410,087    149,323
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       620,639   147,654    241,159  39,852    8,265    -     168,609   588,748    610,939
Net assets at beginning of year       1,741,751 1,594,097  1,352,938   8,265        -    -   2,905,941 2,317,193  1,706,254
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year            $2,362,390 1,741,751  1,594,097  48,117    8,265    -   3,074,550 2,905,941  2,317,193
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial
statements.

                                                                              20






Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999, 1998 and 1997

                                                   Franklin                       Franklin                 Franklin Large
                                               High Income Fund              Income Securities        FundCap Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                            1999      1998     1997       1999     1998       1997      1999      1998      1997
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net         $ 366,753   147,388   138,395    117,308   100,580    62,457   (2,387)    (776)    (113)
  Realized gains (losses) on
investments, net                           11,491    38,724    48,831    (69,640)   29,857    22,389    2,133      989      (11)
  Net change in unrealized appreciation
   (depreciation) on investments         (391,353) (177,480)    4,999    (78,033) (115,794)   68,874  185,307   34,912     (548)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          (13,109)    8,632   192,225    (30,365)   14,643   153,720  185,053   35,125     (672)
------------------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):

  Purchase payments                        41,715    55,984    50,642    184,826   219,675   255,347    2,228        -        -
  Transfers between funds                (340,702)  (12,125) (140,178)  (229,489)  295,129    46,671  415,799  194,912   94,715
  Surrenders and terminations             (19,154)  (21,000)  (67,891)  (146,257)  (50,336)  (11,918)       -        -        -
  Policy loan transactions                111,630  (168,452)  (33,557)   (33,988)  (12,262)  (25,240)       -        -        -
  Other transactions (note 2)             (38,583)  (43,702)  (41,580)   (95,328) (101,921)  (96,044)  (9,373)  (3,276)    (429)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from policy transactions      (245,094) (189,295) (232,564)  (320,236)  350,285   168,816  408,654  191,636   94,286
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (258,203) (180,663)  (40,339)   350,601)  364,928   322,536  593,707  226,761   93,614
Net assets at beginning of year         1,653,951 1,834,614 1,874,953  1,557,015 1,192,087   869,551  324,793   98,032    4,418
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $1,395,748 1,653,951 1,834,614  1,206,414 1,557,015 1,192,087  918,500  324,793   98,032
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial
statements.

                                                                              21


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999, 1998 and 1997

                                                                               Franklin Natural

                                              Franklin Money Market Fund   Resources Securities Fund  Franklin Real Estate Fund
------------------------------------------------------------------------------------------------------------------------------------
                                             1999       1998       1997    1999    1998     1997      1999      1998      1997
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $ 59,354     52,588     29,826      960   1,695    1,324    45,281    22,016    8,632
  Realized gains (losses) on
investments, net                                 -          -          -  (11,396) (8,058)  (1,936) (112,147)   31,340   23,316
  Net change in unrealized appreciation
   (depreciation) on investments                 -          -          -   57,915 (35,420) (25,118)   31,946  (179,557)  57,737
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                            59,354     52,588     29,826   47,479 (41,783) (25,730)  (34,920) (126,201)  89,685
------------------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):

  Purchase payments                      1,449,209  3,668,991  1,996,782   11,095  13,268   15,837    95,970   115,546   92,480
  Transfers between funds               (1,876,143)(2,423,871)(2,136,510) 158,751  59,479   (5,829)   29,166    37,909  176,166
  Surrenders and terminations               (5,222)   (25,503)   (52,158)  (4,568) (5,593)     (52)  (27,988)  (10,028)  (2,795)
  Rescissions                                    -    (29,369)         -        -       -        -         -        -         -
  Policy loan transactions                (212,772)    (9,864)   (25,633)  (1,372)    789      172    (4,008)   (4,950) (15,416)
  Other transactions (note 2)              (37,400)   (39,778)   168,886   (7,584) (6,590)  (6,922)  (50,794)  (55,881) (43,348)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from policy transactions       (682,328) 1,140,606    (48,633) 156,322  61,353    3,206    42,346    82,596  207,087
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         (622,974) 1,193,194    (18,807) 203,801  19,570  (22,524)    7,426   (43,605) 296,772
Net assets at beginning of year          1,904,136    710,942    729,749  125,063 105,493  128,017   602,683   646,288  349,516
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $1,281,162  1,904,136    710,942  328,864 125,063  105,493   610,109   602,683  646,288
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial
statements.

                                                                              22


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999, 1998 and 1997

                                                Franklin Rising               Franklin
                                           Dividends Securities Fund     S&P 500 Index Fund      Franklin Small Cap Fund
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998    1997       1999    1998    1997    1999      1998      1997
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $  8,815     2,794    1,419      (32)     -     -    (10,041)    3,937)   (1,212)
  Realized gains (losses) on
investments, net                           18,788   119,742   28,302        -      -     -    347,241    47,968     7,269
  Net change in unrealized appreciation
   (depreciation) on investments         (153,361)  (77,635)  93,007    1,544      -     -    472,910   (48,794)   22,458
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                         (125,758)   44,901  122,728    1,512      -     -    810,110    (4,763)   28,515
------------------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):

  Purchase payments                       154,974   161,902  108,408      188      -     -    110,923   113,167    44,998
  Transfers between funds                 163,115   244,722  193,808  133,170      -     -     56,814   400,975   248,658
  Surrenders and terminations             (55,133)  (14,872) (17,668)       -      -     -    (18,608)   (9,697)     (965)
  Policy loan transactions                 (7,676)   (4,345)  (5,874)       4      -     -     (7,020)     (575)        -
  Other transactions (note 2)             (86,406)  (78,620) (51,398)     (83)     -     -    (66,249)  (47,188)  (19,801)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from policy transactions       168,874   308,787  227,276  133,279      -     -     75,860   456,682   272,890
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          43,116   353,688  350,004  134,791      -     -    885,970   451,919   301,405
Net assets at beginning of year         1,008,603   654,915  304,911        -      -     -    809,760   357,841    56,436
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $1,051,719 1,008,603  654,915  134,791      -     -  1,695,730   809,760   357,841
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial
statements.

                                                                              23


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999, 1998 and 1997

                                                  Franklin                 Franklin                    Franklin
                                            U.S. Government Fund      Value Securities Fund      Zero Coupon Fund - 2000
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998    1997      1999    1998    1997      1999     1998    1997
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $144,300   57,602    45,331      (4)      -      -     54,800   25,181   21,517
  Realized gains (losses) on
 investments, net                            6,118   17,179    27,003      (5)     (3)     -      9,749    9,429    6,472
  Net change in unrealized appreciation
   (depreciation) on investments          (167,882) (18,101)      136    (203)   (289)     -    (56,550) (11,643)  (6,554)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           (17,464)  56,680    72,470    (212)   (292)     -      7,999   22,967   21,435
------------------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):

  Purchase payments                         35,686   36,225    40,913       -       -      -          -        -        -
  Transfers between funds                  118,949    2,433  (108,226)  2,985   3,405      -          -        -  (17,434)
  Surrenders and terminations               (4,133) (28,787)  (20,318)      -       -      -          -   (9,045)       -
  Policy loan transactions                  (5,749)  (7,674)   (7,823)      -       -      -     (5,480)  (7,106)     (73)
  Other transactions (note 2)              (31,127) (28,339)  (27,460)    (60)    (15)     -     (3,818)  (4,490)  (4,421)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from policy transactions        113,626  (26,142) (122,914)  2,925   3,390      -     (9,298) (20,641) (21,928)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets           96,162   30,538   (50,444)  2,713   3,098      -     (1,299)   2,326     (493)
Net assets at beginning of year            908,236  877,698   928,142   3,098       -      -    352,556  350,230  350,723
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $1,004,398  908,236   877,698   5,811   3,098      -    351,257  352,556  350,230
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial
statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999, 1998 and 1997

                                                    Franklin                 Franklin                   Mutual
                                            Zero Coupon Fund-2005     Zero Coupon Fund-2010   Discovery Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                             1999     1998     1997      1999    1998    1997      1999     1998    1997
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $ 44,776   19,694   22,052   67,059   21,791   18,896    9,330    2,748   (1,385)
  Realized gains (losses) on
investments, net                             4,008    7,722   11,793    4,998    5,925    1,250    1,014   10,893      166
  Net change in unrealized appreciation
   (depreciation) on investments           (74,447)  13,788    1,480 (146,933)  27,536   35,571   87,371  (49,861)  26,719
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           (25,663)  41,204   35,325  (74,876)  55,252   55,717   97,715  (36,220)  25,500
------------------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):

  Purchase payments                              -        -        -        -        -        -        -        -        -
  Transfers between funds                        -        -  (61,213)  17,617        -    3,652   47,820  155,186  281,309
  Surrenders and terminations                    -        -        -        -        -        -        -        -        -
  Policy loan transactions                       -        -        -     (211)  (1,739)    (183)    (184) (56,263)       -
  Other transactions (note 2)               (4,393)  (4,873)  (4,798)  (7,354)  (6,849)  (5,717)  (8,537)  (7,963)  (1,893)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from policy transactions         (4,393)  (4,873) (66,011)  10,052   (8,588)  (2,248)  39,099   90,960  279,416
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          (30,056)  36,331  (30,686) (64,824)  46,664   53,469  136,814   54,740  304,916
Net assets at beginning of year            390,968  354,637  385,323  456,187  409,523  356,054  410,124  355,384   50,468
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $360,912  390,968  354,637  391,363  456,187  409,523  546,938  410,124  355,384
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial
statements.

                                                                              25


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999, 1998 and 1997

                                                    Mutual                   Templeton                    Templeton
                                           Shares Securities Fund  Developing Markets Equity Fund  Global Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
                                             1999      1998     1997      1999    1998    1997      1999      1998     1997
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $ 21,398     4,119   (2,512)   3,388   15,461     5,407   15,532    8,896     4,723
  Realized gains (losses) on
 investments, net                           57,630    20,290    2,034  (36,364)  38,561    18,074   16,879   24,509    25,465
  Net change in unrealized appreciation
   (depreciation) on investments            58,050   (35,219)  51,689  329,456 (198,108) (127,265) (16,541) (31,637)   11,716
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           137,078   (10,810)  51,211  296,480 (144,086) (103,784)  15,870    1,768    41,904
------------------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):

  Purchase payments                         85,752    74,363   16,585  121,799  159,440   191,340    1,388    1,438       430
  Transfers between funds                  (66,613)  214,033  776,453   12,846    5,954     2,200        -    5,929  (108,898)
  Surrenders and terminations              (53,521)   (3,707)       -  (58,096) (19,910)  (24,839)       -        -      (108)
  Policy loan transactions                     639  (111,671)  (1,956)  (5,057) (16,461)  (20,884)    (249) (77,494)        -
  Other transactions (note 2)              (51,904)  (41,817)  (9,654) (58,605) (56,866)  (77,790)  (4,265)  (4,852)   (5,240)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from policy transactions        (85,647)  131,201  781,428   12,887   72,157    70,027   (3,126) (74,979) (113,816)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets           51,431   120,391  832,639  309,367  (71,929)  (33,757)  12,744  (73,211)  (71,912)
Net assets at beginning of year          1,038,636   918,245   85,606  563,460  635,389   669,146  238,598  311,809   383,721
Net assets at end of year               $1,090,067 1,038,636  918,245  872,827  563,460   635,389  251,342  238,598   311,809
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial
statements.

                                                                              26


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999, 1998 and 1997

                                                     Templeton                     Templeton                   Templeton
                                                Global Growth Fund       Global Income Securities Fund  International Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
                                            1999       1998       1997       1999     1998     1997      1999      1998     1997
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $ 20,421     27,239      7,170   16,088   11,417    8,908     97,849     42,395    22,772
  Realized gains (losses) on
investments, net                           371,008    156,860     21,035  (19,414)    (315)     668    267,590    119,833    64,280
  Net change in unrealized appreciation
   (depreciation) on investments            30,632    (70,051     80,562   (9,989)    (521)  (6,915)    89,659    (97,026)   25,384
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           422,061    114,048    108,767  (13,315)  10,581    2,661    455,098     65,202   112,436
------------------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):

  Purchase payments                        303,315    318,275    317,636   40,576   43,650   42,795    311,731    343,054   359,829
  Transfers between funds                  521,326    262,188    272,672   (6,299)   8,645   (1,929)   (29,725)   214,070   170,913
  Surrenders and terminations              (97,718)   (42,480)   (35,910)  (6,067)  (2,203)  (1,422)  (170,512)   (77,537)  (30,410)
    Policy loan transactions               (20,511)   (11,353)   (19,640)  (5,426)  (4,262)  (2,728)   (30,248)   (14,359)  (37,789)
  Other transactions (note 2)             (160,767)  (144,669)  (131,055) (18,386) (18,506) (17,463)  (155,117)  (150,458  (138,095)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from policy transactions        545,645    381,961    403,703    4,398   27,324   19,253    (73,871)   314,770   324,448
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          967,706    496,009    512,470   (8,917)  37,905   21,914    381,227    379,972   436,884
Net assets at beginning of year          1,783,371  1,287,362    774,892  189,335  151,430  129,516  1,826,865  1,446,893 1,010,009
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $2,751,077  1,783,371  1,287,362  180,418  189,335  151,430  2,208,092  1,826,865 1,446,893
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial
statements.

                                                                              27


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999, 1998 and 1997

                                            Templeton International          Templeton                  USAllianz
                                            Smaller Companies Fund      Pacific Growth Fund    VIP Diversified Assets Fund
------------------------------------------------------------------------------------------------------------------------------------
                                              1999     1998    1997      1999    1998    1997      1999     1998    1997
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            $   481     364      (19)     290    9,231     8,188       -      -       -
  Realized gains (losses) on
 investments, net                              (73)    444      (2)  (38,203) (35,188)      907       -      -       -
  Net change in unrealized appreciation
   (depreciation) on investments             4,391  (4,295) (1,075)  140,678   (7,500) (164,185)      -      -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                             4,799  (3,487) (1,096)  102,765  (33,457) (155,090)      -      -       -
------------------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):

  Purchase payments                              -       -       -    73,542   91,236   134,478       -      -       -
  Transfers between funds                   16,263   9,480  13,608    38,598  (25,732)  (41,449)      -      -       -
  Surrenders and terminations                    -       -       -    (7,288) (15,757)  (10,217)      -      -       -
  Policy loan transactions                       -       -       -    (1,853)  (2,091)  (13,651)      -      -       -
  Other transactions (note 2)                 (481)   (360)    (42)  (38,569) (29,702)  (52,839)      -      -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from policy transactions         15,782   9,120  13,566    64,430   17,954    16,322       -      -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets           20,581   5,633  12,470   167,195  (15,503) (138,768)      -      -       -
Net assets at beginning of year             18,103  12,470      -    274,322  289,825   428,593       -      -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $   38,684  18,103  12,470   441,517  274,322   289,825       -      -       -
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial
statements.

                                                                              28


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999, 1998 and 1997

                                                      USAllianz              USAllianz
                                               VIP Fixed Income Fund       VIP Growth Fund            Total All Funds
------------------------------------------------------------------------------------------------------------------------------------
                                              1999     1998    1997      1999   1998   1997    1999        1998         1997
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $   -       -       -         -        -     -   1,228,608     685,019     499,355
  Realized gains (losses) on investments, net   -       -       -         -        -     -   1,630,812   1,018,111     592,914
  Net change in unrealized appreciation
   (depreciation) on investments                -       -       -         -        -     -     127,167  (1,240,497)    548,282
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                -       -       -         -        -     -   2,986,587     462,633   1,640,551
------------------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):

  Purchase payments                             -       -       -         -        -     -   3,544,006   5,948,197   4,172,412
  Transfers between funds                       -       -       -         -        -     -    (314,715)    (95,665)   (214,360)
   Surrenders and terminations                  -       -       -         -        -     -    (939,134)   (449,068)   (556,422)
  Rescissions                                   -       -       -         -        -     -           -     (29,369)          -
    Policy loan transactions                    -       -       -         -        -     -    (322,304)   (509,067)   (267,774)
  Other transactions (note 2)                   -       -       -         -        -     -  (1,224,179) (1,144,238)   (790,946)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from policy transactions             -       -       -         -        -     -     743,674   3,720,790   2,342,910
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets               -       -       -         -        -     -   3,730,261   4,183,423   3,983,461
Net assets at beginning of year             $   -       -       -         -        -     -  21,095,820  16,912,397  12,928,936
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $   -       -       -         -        -     -  24,826,081  21,095,820  16,912,397
------------------------------------------------------------------------------------------------------------------------------------

                                           See  accompanying  notes to financial
statements.

                                                                              29


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Notes to Financial Statements
December 31, 1999


1. Organization

Allianz Life Variable Account A (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations September 8, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable life policies issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), and USAllianz Variable Insurance Products Trust, in accordance with the selection made by the policy owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers for each portfolio are listed in the following table.


Portfolio                                                Investment Adviser
AIM VI Growth Fund                                       AIM Advisors, Inc.
Alger American Growth Fund                               Fred Alger Management, Inc.
Alger American Leveraged AllCap Fund                     Fred Alger Management, Inc.
Franklin Global Communications Securities Fund           Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund              Franklin Advisers, Inc.
Franklin Growth and Income Fund                          Franklin Advisers, Inc.
Franklin High Income Fund                                Franklin Advisers, Inc.
Franklin Income Securities Fund                          Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund                Franklin Advisers, Inc.
Franklin Money Market Fund                               Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund               Franklin Advisers, Inc.
Franklin Real Estate Fund                                Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund                Franklin Advisory Services, LLCS&P 500 Index Fund        Franklin Advisers,
Inc.
Franklin Small Cap Fund                                  Franklin Advisers, Inc.
Franklin U.S. Government Fund                            Franklin Advisers, Inc.
Franklin Value Securities Fund                           Franklin Advisory Services, LLC
Franklin Zero Coupon - 2000 Fund                         Franklin Advisers, Inc.
Franklin Zero Coupon - 2005 Fund                         Franklin Advisers, Inc.
Franklin Zero Coupon - 2010 Fund                         Franklin Advisers, Inc.
Mutual Discovery Securities Fund                         Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                            Franklin Mutual Advisers, LLC
Templeton Developing Markets Equity Fund                 Templeton Asset Management Ltd.
Templeton Global Asset Allocation Fund                   Templeton Global Advisors Limited
Templeton Global Growth Fund                             Templeton Global Advisors Limited
Templeton Global Income Securities Fund                  Franklin Advisers, Inc.
Templeton International Equity Fund                      Franklin Advisers, Inc.
Templeton International Smaller Companies Fund           Templeton Investment Counsel, Inc.
Templeton Pacific Growth Fund                            Franklin Advisers, Inc.
USAllianz VIP Diversified Assets Fund                    Allianz of America, Inc.
USAllianz VIP Fixed Income Fund                          Allianz of America, Inc.
USAllianz VIP Growth Fund                                Allianz of America, Inc.

                                                                              30

Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999

2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and the USAllianz Variable Insurance Products Trust.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

A Fixed Account investment option is available to variable universal life policy owners. This account is comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Account are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Account is 3%.

The Franklin Global Health Care Securities Fund and Franklin Value Securities Fund were added as available investment options on May 1, 1998. On November 12, 1999, the AIM VI Growth Fund, Alger American Growth Fund, Alger American Leveraged AllCap Fund, Franklin S&P 500 Index Fund, USAllianz VIP Diversified Assets Fund, USAllianz VIP Fixed Income Fund, and USAllianz VIP Growth Fund were added as available investment options.

During the year ended December 31, 1999, several portfolios changed their names as summarized, with the effective date of the change, in the following table.


Current Portfolio                                    Prior Portfolio Name                      Effective Date
Franklin Global Communications Securities Fund       Franklin Global Utilities Securities Fund November 15, 1999
Franklin Real Estate Fund                            Franklin Real Estate Securities Fund      November 15, 1999
Franklin Rising Dividends Securities Fund            Franklin Rising Dividends Fund            November 15, 1999
Franklin U.S. Government Fund                        Franklin U.S. Government Securities Fund  November 15, 1999
Franklin Large Cap Growth Securities Fund            Franklin Capital Growth Fund              December 15, 1999

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.60% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of the Variable Account.

Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999

2. Significant Accounting Policies (Continued)

Contract Based Expenses

A cost of insurance charge is deducted against each policy by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total cash surrender value). Total cost of insurance charges paid by the policy owners for the years ended December 31, 1999, 1998 and 1997 were $1,024,902, $939,693 and $832,417, respectively.

A deferred issue charge is deducted annually, at the end of the policy year, from each single premium variable life policy for the first ten policy years by liquidating units. The amount of the charge is 7% of the single premium consisting of 2.5% for premium taxes, 4% for sales charge and .5% for policy issue charge (in the State of California, 2.35%, 4.15% and .5%, respectively). If the policy is surrendered before the full amount is collected, the uncollected portion of this charge is deducted from the account value. Total deferred issue charges paid by the policy owners for years ended December 31, 1999, 1998 and 1997 were $42,540, $40,600, and $37,629, respectively.

A policy charge is deducted on each monthly anniversary date from each variable universal life policy by liquidating units. The amount of the charge is equal to 2.5% of each premium payment for premium taxes plus $20 per month for the first policy year and $9 per month guaranteed thereafter. Currently, Allianz Life has agreed to voluntarily limit the charge to $5 per month after the first policy year. Total policy charges paid by the policy owners for the years ended
December  31,  1999,  1998 and  1997  were  $167,757,  $213,159,  and  $211,485, respectively.

Twelve free transfers are permitted each contract year. Thereafter, the fee is the lesser of $25 or 2% of the amount transferred. No transfer charges were paid by the policy owners during years ended December 31, 1999, 1998 and 1997, respectively. Net transfers to the Fixed Account during years ended December 31, 1999, 1998 and 1997 were $314,715, $95,665, and $214,360, respectively.

The cost of insurance, deferred issue, policy and transfer charges paid are reflected in the Statements of Changes in Net Assets as Other transactions.

3. Federal Income Taxes

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999

4. Policy Transactions - Unit Activity

Transactions in units for each fund for the years ended December 31, 1999, 1998 and 1997, were as follows:

                                                           Alger     Franklin     Franklin                               Franklin
                                                  Alger  American     Global      Global      Franklin Franklin Franklin Large Cap
                                           AIM  American Leveraged Communications Health Care Growth &  High    Income    Growth
                                        VI Growth Growth   AllCap   Securities  Securities    Income   Income Securities Securities
                                          Fund     Fund     Fund       Fund        Fund        Fund     Fund     Fund     Fund
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1996     -        -       -        54,519         -         54,351   84,503   39,98        391
Policy transactions:
 Purchase payments                         -        -       -         4,451         -         10,974   2,141    11,090         -
 Transfers between funds                   -        -       -        (2,894)        -          5,516  (5,679)    1,881     7,029
 Surrenders and terminations               -        -       -          (304)        -         (7,932) (3,022)     (513)        -
 Policy loan transactions                  -        -       -        (2,428)        -            (68) (1,471)   (1,113)        -
 Other transactions                        -        -       -        (2,288)        -         (4,624) (1,789)   (4,161)      (34)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
 resulting from policy transactions        -        -       -        (3,463)        -          3,866  (9,820)    7,184     6,995
------------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997     -        -       -        51,056         -         58,217   74,683   47,169     7,386
------------------------------------------------------------------------------------------------------------------------------------

Policy transactions:
 Purchase payments                         -        -       -         3,254         -         10,356   2,263     8,710         -
 Transfers between funds                   -        -       -        (1,327)      778          6,612    (511)   11,713    13,340
 Surrenders and terminations               -        -       -        (1,451)        -         (1,628)   (852)   (1,996)        -
 Policy loan transactions                  -        -       -         1,042         -           (754) (6,603)     (481)        -
 Other transactions                        -        -       -        (2,025)       (2)        (4,902) (1,762)   (4,044)      (230)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
 resulting from policy transactions        -        -       -          (507)      776          9,684  (7,465)   13,902     13,110
------------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1998     -        -       -        50,549       776         67,901   67,218   61,071     20,496
====================================================================================================================================
Policy transactions:
 Purchase payments                         6       27      24         2,513         -          9,794   1,690     7,313        121
 Transfers between funds               9,424   10,207     546         2,372     4,350          3,569 (13,852)   (9,019)    24,283
 Surrenders and terminations               -        -       -        (2,487)        -         (3,906)   (778)   (5,700)         -
 Policy loan transactions                  -        -       -        (1,632)        -           (776)  4,472    (1,326)         -
 Other transactions                       (2)      (7)     (3)       (1,783)     (176)        (4,992) (1,561)   (3,782)       (541)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
 resulting from policy transactions    9,428   10,227     567        (1,017)    4,174          3,689 (10,029)  (12,514)     23,863
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at

 December 31, 1999                     9,428   10,227     567        49,532     4,950         71,590  57,189    48,557      44,359
------------------------------------------------------------------------------------------------------------------------------------

                                                                              33


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999

4. Policy Transactions - Unit Activity (continued)
                                                  Franklin               Franklin                                          Franklin
                                        Franklin  Natural                 Rising   Franklin  Franklin  Franklin Franklin    Zero
                                         Money   Resources   Franklin    Dividends  S&P 500    Small     U.S.     Value     Coupon
                                         Market  Securities Real Estate Securities   Index     Cap   Government Securities  -2000
                                          Fund      Fund       Fund         Fund     Fund      Fund     Fund      Fund       Fund
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1996   46,930    8,152     12,678       19,304       -      4,338    45,204        -       14,687
Policy transactions:
 Purchase payments                      125,344    1,090      3,106        5,847       -      3,088     1,925        -            -
 Transfers between funds               (120,861)    (400)     5,867       10,275       -     17,595    (5,101)       -         (707)
 Surrenders and terminations             (3,267)      (6)       (93)        (909)      -        (74)     (952)       -            -
 Policy loan transactions                (1,621)      (7)      (534)        (334)      -          -      (382)       -           (3)
 Other transactions                      (2,758)    (475)    (1,455)      (2,780)      -     (1,348)   (1,294)       -         (181)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
 resulting from policy transactions      (3,163)     202      6,891       12,099       -     19,261    (5,804)       -         (891)
------------------------------------------------------------------------------------------------------------------------------------


Units outstanding at December 31, 1997   43,767    8,354     19,569       31,403       -     23,599    39,400        -       13,796
------------------------------------------------------------------------------------------------------------------------------------


Policy transactions:
 Purchase payments                      216,819    1,227      3,889        7,667       -      7,774     1,572        -            -
 Transfers between funds               (142,026)   4,888      1,042       11,079       -     26,906        45      401            -
 Surrenders and terminations             (1,535)    (544)      (354)        (668)      -       (631)   (1,237)       -         (346)
 Rescissions                             (1,784)       -          -        -           -          -         -        -            -
 Policy loan transactions                  (599)      57       (163)        (199)      -        (47)     (332)       -         (263)
 Other transactions                      (2,394)    (609)    (1,880)      (3,711)      -     (3,266)   (1,215)      (2)        (171)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
 resulting from policy transactions      68,481    5,019      2,534       14,168       -     30,736    (1,167)     399         (780)
------------------------------------------------------------------------------------------------------------------------------------


Units outstanding at December 31, 1998  112,248   13,373     22,103       45,571       -     54,335    38,233      399       13,016
------------------------------------------------------------------------------------------------------------------------------------


Policy transactions:
 Purchase payments                       63,552      994      3,616        7,371      18      6,412     1,517        -            -
 Transfers between funds                (88,436)  13,577      1,406        7,234  12,857      2,514     5,003      351            -
 Surrenders and terminations               (303)    (385)    (1,034)      (2,659)      -     (1,091)     (178)       -            -
 Policy loan transactions               (12,282)    (121)      (148)        (360)      -       (330)     (245)       -         (200)
 Other transactions                      (2,142)    (648)    (1,924)      (4,136)     (8)    (3,631)   (1,327)      (8)        (140)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
 resulting from policy transactions     (39,611)  13,417      1,916        7,450  12,867      3,874     4,770      343         (340)
------------------------------------------------------------------------------------------------------------------------------------


Units outstanding at December 31, 1999   72,637   26,790     24,019       53,021  12,867     58,209    43,003      742       12,676
------------------------------------------------------------------------------------------------------------------------------------

                                                                              34


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999

4. Policy Transactions - Unit Activity (continued)
                                       Franklin Franklin                     Templeton  Templeton           Templeton
                                         Zero     Zero   Mutual     Mutual   Developing  Global    Templeton Global      Templeton
                                        Coupon   Coupon Discovery   Shares     Markets    Asset    Global     Income   International
                                        -2005    -2010 Securities  Securities  Equity  Allocation  Growth    Securities   Equity
                                         Fund     Fund     Fund      Fund        Fund      Fund     Fund       Fund         Fund
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1996  14,331   11,896   4,953     8,280      59,260    30,332    58,157      7,756       60,849
Policy transactions:
 Purchase payments                           -        -       -     1,460      15,655        31    21,703      2,567       19,816
 Transfers between funds                (2,226)     119  24,650    67,284      (2,887)   (7,728)   18,498       (108)       9,327
 Surrenders and terminations                 -        -       -         -      (1,900)       (9)   (2,308)       (85)      (1,686)
 Policy loan transactions                    -       (6)      -      (184)     (1,728)        -    (1,348)      (164)      (2,099)
 Other transactions                       (173)    (183)   (164)     (841)     (6,291)     (396)   (8,935)    (1,050)      (7,573)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
 resulting from policy transactions     (2,399)     (70) 24,486    67,719       2,849    (8,102)   27,610      1,160        17,785
------------------------------------------------------------------------------------------------------------------------------------


Units outstanding at December 31, 1997  11,932   11,826  29,439    75,999      62,109    22,230    85,767      8,916        78,634
------------------------------------------------------------------------------------------------------------------------------------


Policy transactions:
 Purchase payments                          -         -       -     6,140      18,632       102    20,228      2,504        17,692
 Transfers between funds                    -         -  11,424    16,707         714       445    16,458        502        10,775
 Surrenders and terminations                -         -       -      (307)     (2,188)        -    (2,700)      (129)      (3,966)
 Policy loan transactions                   -       (45) (4,187)   (8,559)     (1,902)   (5,298)     (677)      (244)        (733)
 Other transactions                      (154)     (184)   (647)   (3,446)     (6,572)     (335)   (9,229)    (1,062)      (7,641)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
 resulting from policy transactions      (154)     (229)  6,590    10,535       8,684    (5,086)   24,080      1,571        16,127
------------------------------------------------------------------------------------------------------------------------------------


Units outstanding at December 31, 1998 11,778    11,597  36,029    86,534      70,793    17,144   109,847     10,487        94,761
------------------------------------------------------------------------------------------------------------------------------------


Policy transactions:
 Purchase payments                          -         -      -     6,655       12,797        97    17,440      2,351        15,075
 Transfers between funds                    -        36  3,795    (4,569)        (292)        -    29,397       (416)       (1,898)
 Surrenders and terminations                -         -      -    (3,954)      (5,532)        -    (5,394)      (354)       (8,060)
 Policy loan transactions                   -        (6)   (15)       44         (539)      (17)   (1,166)      (312)       (1,465)
 Other transactions                      (139)     (205)  (694)   (4,023)      (5,779)     (302)   (9,072)    (1,070)       (7,285)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
 resulting from policy transactions      (139)     (175) 3,086    (5,847)         655      (222)   31,205        199        (3,633)
------------------------------------------------------------------------------------------------------------------------------------


Units outstanding at December 31, 1999 11,639    11,422 39,115    80,687       71,448    16,922   141,052     10,686        91,128
------------------------------------------------------------------------------------------------------------------------------------

                                                                              35


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999

4. Policy Transactions - Unit Activity (continued)
                                                                   Templeton             USAllianz
                                                                 International Templeton    VIP      USAllianz  USAllianz
                                                                    Smaller    Pacific  Diversified  VIP Fixed     VIP     Total
                                                                   Companies   Growth     Assets     Income      Growth     All
                                                                     Fund       Fund       Fund       Fund        Fund     Funds
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1996                                    -   27,810        -           -           -       668,666
Policy transactions:
 Purchase payments                                                        -    9,779        -           -           -       240,067
 Transfers between funds                                              1,143   (2,629)       -           -           -        17,964
 Surrenders and terminations                                              -     (759)       -           -           -       (23,819)
 Policy loan transactions                                                 -     (884)       -           -           -       (14,374)
 Other transactions                                                      (4)  (3,737)       -           -           -       (52,534)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
 resulting from policy transactions                                   1,139    1,770        -           -           -       167,304
------------------------------------------------------------------------------------------------------------------------------------


Units outstanding at December 31, 1997                                1,139   29,580        -           -           -       835,970
------------------------------------------------------------------------------------------------------------------------------------


Policy transactions:
 Purchase payments                                                        -   11,546        -           -           -       340,375
 Transfers between funds                                                795   (2,703)       -           -           -       (11,943)
 Surrenders and terminations                                              -   (2,018)       -           -           -       (22,550)
 Rescissions                                                              -        -        -           -           -        (1,784)
 Policy loan transactions                                                 -     (247)       -           -           -       (30,234)
 Other transactions                                                     (35)  (3,684)       -           -           -       (59,202)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
 resulting from policy transactions                                     760    2,894        -           -           -       214,662
------------------------------------------------------------------------------------------------------------------------------------


Units outstanding at December 31, 1998                                1,899   32,474        -           -           -     1,050,632
------------------------------------------------------------------------------------------------------------------------------------


Policy transactions:
 Purchase payments                                                        -    7,406        -           -           -       166,789
 Transfers between funds                                              1,448    2,890        -           -           -        16,777
 Surrenders and terminations                                              -     (672)       -           -           -       (42,487)
 Policy loan transactions                                                 -     (168)       -           -           -       (16,592)
 Other transactions                                                     (46)  (3,497)       -           -           -       (58,923)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
 resulting from policy transactions                                   1,402    5,959        -           -           -        65,564
------------------------------------------------------------------------------------------------------------------------------------


Units outstanding at December 31, 1999                                3,301   38,433        -           -           -     1,116,196
------------------------------------------------------------------------------------------------------------------------------------

                                                                              36


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999

5. Unit Values

A summary of unit values and units outstanding for variable life contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 1999 follows:

                                                                                                               Ratio of
                                                                                                               Expenses

                                                                             Units                            to Average
                                                                          Outstanding Unit Value  Net Assets  Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

AIM VI Growth Fund
December 31,
 1999(1)                                                                    9,428      $11.094     $104,588     1.48+%


Alger American Growth Fund
December 31,
 1999(1)                                                                   10,227       10.932      111,793     1.54+


Alger American Leveraged AllCap Fund
December 31,
 1999(1)                                                                      567       12.171        6,903     1.68+


Franklin Global Communications Securities Fund
December 31,
 1999                                                                      49,532       47.679    2,362,390     1.26
 1998                                                                      50,549       34.456    1,741,751     1.25
 1997                                                                      51,056       31.223    1,594,097     1.25
 1996                                                                      54,519       24.816    1,352,938     1.25
 1995                                                                      66,198       23.353    1,545,922     1.25


Franklin Global Health Care Securities Fund
December 31,
 1999                                                                       4,950        9.720       48,117     1.57
 1998(2)                                                                      776       10.656        8,265     1.59+


Franklin Growth and Income Fund
December 31,
 1999                                                                      71,590       42.947    3,074,550     1.24
 1998                                                                      67,901       42.797    2,905,941     1.24
 1997                                                                      58,217       39.803    2,317,193     1.24
 1996                                                                      54,351       31.393    1,706,254     1.25
 1995                                                                      38,021       27.700    1,053,166     1.27


Franklin High Income Fund
December 31,
 1999                                                                      57,189       24.406    1,395,748     1.29
 1998                                                                      67,218       24.606    1,653,951     1.28
 1997                                                                      74,683       24.565    1,834,614     1.28
 1996                                                                      84,503       22.188    1,874,953     1.29
 1995                                                                      65,333       19.628    1,282,342     1.31

                                                                              37


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999

5. Unit Values (continued)
                                                                                                               Ratio of
                                                                                                               Expenses

                                                                            Units                            to Average
                                                                        Outstanding  Unit Value  Net Assets  Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Franklin Income Securities Fund
December 31,
 1999                                                                      48,557      $24.846   $1,206,414     1.25%
 1998                                                                      61,071       25.496    1,557,015     1.24
 1997                                                                      47,169       25.273    1,192,087     1.25
 1996                                                                      39,985       21.747      869,551     1.25
 1995                                                                      26,614       19.691      524,066     1.26


Franklin Large Cap Growth Securities Fund
December 31,
 1999                                                                      44,359       20.706      918,500     1.52
 1998                                                                      20,496       15.847      324,793     1.52
 1997                                                                       7,386       13.273       98,032     1.52
 1996(3)                                                                      391       11.303        4,418     1.52+


Franklin Money Market Fund
December 31,
 1999                                                                      72,637       17.638    1,281,162     1.28
 1998                                                                     112,248       16.964    1,904,136     1.20
 1997                                                                      43,767       16.244      710,942     1.20
 1996                                                                      46,930       15.550      729,749     1.18
 1995                                                                      45,768       14.898      681,852     1.15


Franklin Natural Resources Securities Fund
December 31,
 1999                                                                      26,790       12.277      328,864     1.41
 1998                                                                      13,373        9.353      125,063     1.39
 1997                                                                       8,354       12.629      105,493     1.44
 1996                                                                       8,152       15.704      128,017     1.40
 1995                                                                      10,831       15.214      164,784     1.41


Franklin Real Estate Fund
December 31,
 1999                                                                      24,019       25.401      610,109     1.33
 1998                                                                      22,103       27.267      602,683     1.29
 1997                                                                      19,569       33.025      646,288     1.29
 1996                                                                      12,678       27.568      349,516     1.32
 1995                                                                       7,628       20.913      159,525     1.34


Franklin Rising Dividends Securities Fund
December 31,
 1999                                                                      53,021       19.835    1,051,719     1.50
 1998                                                                      45,571       22.132    1,008,603     1.47
 1997                                                                      31,403       20.855      654,915     1.49
 1996                                                                      19,304       15.795      304,911     1.51
 1995                                                                      10,700       12.816      137,129     1.53

                                                                              38


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999

5. Unit Values (continued)
                                                                                                               Ratio of
                                                                                                               Expenses

                                                                             Units                            to Average
                                                                          Outstanding Unit Value  Net Assets  Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Franklin S&P 500 Index Fund
December 31,
 1999(1)                                                                   12,867      $10.476     $134,791     1.30+%


Franklin Small Cap Fund
December 31,
 1999                                                                      58,209       29.131    1,695,730     1.52
 1998                                                                      54,335       14.903      809,760     1.52
 1997                                                                      23,599       15.164      357,841     1.52
 1996                                                                       4,338       13.011       56,436     1.52
 1995(5)                                                                        -       10.157            -     1.65+


Franklin U.S. Government Fund
December 31,
 1999                                                                      43,003       23.356    1,004,398     1.26
 1998                                                                      38,233       23.755      908,236     1.25
 1997                                                                      39,400       22.276      877,698     1.25
 1996                                                                      45,204       20.532      928,142     1.26
 1995                                                                      32,402       19.966      646,949     1.27


Franklin Value Securities Fund
December 31,
 1999                                                                         742        7.820        5,811     1.56
 1998(2)                                                                      399        7.751        3,098     1.87+


Franklin Zero Coupon Fund - 2000
December 31,
 1999                                                                      12,676       27.709      351,257     1.40
 1998                                                                      13,016       27.086      352,556     1.15
 1997                                                                      13,796       25.386      350,230     1.15
 1996                                                                      14,687       23.880      350,723     1.15
 1995                                                                      14,874       23.491      349,422     1.15


Franklin Zero Coupon Fund - 2005
December 31,
 1999                                                                      11,639       31.011      360,912     1.40
 1998                                                                      11,778       33.196      390,968     1.15
 1997                                                                      11,932       29.722      354,637     1.15
 1996                                                                      14,331       26.888      385,323     1.15
 1995                                                                      12,382       27.229      337,160     1.15

                                                                              39


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999

5. Unit Values (continued)
                                                                                                               Ratio of
                                                                                                               Expenses

                                                                             Units                            to Average
                                                                          Outstanding Unit Value  Net Assets  Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Franklin Zero Coupon Fund - 2010
December 31,
 1999                                                                      11,422      $34.265     $391,363     1.40%
 1998                                                                      11,597       39.336      456,187     1.15
 1997                                                                      11,826       34.629      409,523     1.15
 1996                                                                      11,896       29.931      356,054     1.15
 1995                                                                       3,735       30.991      115,736     1.15


Mutual Discovery Securities Fund
December 31,
 1999                                                                      39,115       13.983      546,938     1.76
 1998                                                                      36,029       11.383      410,124     1.75
 1997                                                                      29,439       12.072      355,384     1.81
 1996(4)                                                                    4,953       10.190       50,468     2.12+


Mutual Shares Securities Fund
December 31,
 1999                                                                      80,687       13.509    1,090,067     1.54
 1998                                                                      86,534       12.002    1,038,636     1.52
 1997                                                                      75,999       12.082      918,245     1.55
 1996(4)                                                                    8,280       10.339       85,606     1.75+


Templeton Developing Markets Equity Fund
December 31,
 1999                                                                      71,448       12.217      872,827     2.14
 1998                                                                      70,793        7.959      563,460     2.16
 1997                                                                      62,109       10.230      635,389     2.17
 1996                                                                      59,260       11.292      669,146     2.24
 1995                                                                      22,210        9.357      207,819     2.16


Templeton Global Asset Allocation Fund
December 31,
 1999                                                                      16,922       14.852      251,342     1.57
 1998                                                                      17,144       13.917      238,598     1.59
 1997                                                                      22,230       14.027      311,809     1.69
 1996                                                                      30,332       12.651      383,721     1.61
 1995(6)                                                                       21       10.637          220     1.65+


Templeton Global Growth Fund
December 31,
 1999                                                                     141,052       19.504    2,751,077     1.63
 1998                                                                     109,847       16.235    1,783,371     1.63
 1997                                                                      85,767       15.010    1,287,362     1.63
 1996                                                                      58,157       13.324      774,892     1.68
 1995                                                                      31,471       11.069      348,359     1.72

                                                                              40


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999

5. Unit Values (continued)
                                                                                                               Ratio of
                                                                                                               Expenses

                                                                             Units                            to Average
                                                                          Outstanding Unit Value  Net Assets  Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Templeton Global Income Securities Fund
December 31,
 1999                                                                      10,686      $16.881     $180,418     1.40%
 1998                                                                      10,487       18.052      189,335     1.38
 1997                                                                       8,916       16.985      151,430     1.37
 1996                                                                       7,756       16.700      129,516     1.36
 1995                                                                       5,801       15.347       89,028     1.39


Templeton International Equity Fund
December 31,
 1999                                                                      91,128       24.230    2,208,092     1.65
 1998                                                                      94,761       19.278    1,826,865     1.63
 1997                                                                      78,634       18.400    1,446,893     1.64
 1996                                                                      60,849       16.598    1,010,009     1.64
 1995                                                                      40,830       13.600      555,276     1.67


Templeton International Smaller Companies Fund
December 31,
 1999                                                                       3,301       11.717       38,684     1.86
 1998                                                                       1,899        9.528       18,103     1.85
 1997                                                                       1,139       10.943       12,470     1.81
 1996(3)                                                                        -       11.194            -     1.53+


Templeton Pacific Growth Fund
December 31,
 1999                                                                      38,433       11.488      441,517     1.83
 1998                                                                      32,474        8.447      274,322     1.85
 1997                                                                      29,580        9.798      289,825     1.78
 1996                                                                      27,810       15.412      428,593     1.74
 1995                                                                      21,322       13.977      298,014     1.76


USAllianz VIP Diversified Assets Fund
December 31,
 1999(1)                                                                        -            -            -     1.75+


USAllianz VIP Fixed Income Fund
December 31,

 1999(1)                                                                        -            -            -     1.50+


USAllianz VIP Growth Fund
December 31,
 1999(1)                                                                        -            -            -     1.65+

* For the year ended  December 31,  including  the effect of the expenses of the
underlying  funds.  +  Annualized.   1  Period  from  November  12,  1999  (fund
commencement)   to  December   31,  1999.  2  Period  from  May  1,  1998  (fund
commencement)   to  December   31,  1998.  3  Period  from  May  1,  1996  (fund
commencement)  to  December  31,  1996.  4 Period  from  November  8, 1996 (fund commencement)  to  December  31,  1996.  5 Period  from  November  1, 1995 (fund
commencement)   to  December   31,  1995.  6  Period  from  May  1,  1995  (fund
commencement) to December 31, 1995.

                                                                              41









                             ALLIANZ LIFE INSURANCE
                            COMPANY OF NORTH AMERICA
                                AND SUBSIDIARIES
                        Consolidated Financial Statements
                           December 31, 1999 and 1998

Allianz Life Insurance Company of North America
And Subsidiaries
Independent Auditors' Report

The Board of Directors

Allianz Life Insurance Company of North America and subsidiaries:
We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of operations, comprehensive
(loss) income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.

As discussed in note 1 to the consolidated financial statements, the Company changed its method of calculating deferred acquisition costs and future benefit reserves for two-tiered annuities.

                                                                       KPMG LLP



February 7, 2000




Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Balance Sheets

December 31, 1999 and 1998 (in thousands)

  Assets                                                                                    1999              1998
------------------------------------------------------------------------------------------------------------------------------------
Investments:
   Fixed maturities, at fair value                                                     $ 4,582,350        2,538,291
   Equity securities, at fair value                                                       675,541           512,404
   Mortgage loans on real estate                                                          528,933           457,128
   Certificates of deposit and short-term securities                                      139,571           166,366
   Policy loans                                                                            46,573             7,118
   Real estate                                                                            154,063            80,637
   Options                                                                                 68,217            15,109
   Investment in equity investments                                                         3,045            80,928
------------------------------------------------------------------------------------------------------------------------------------
     Total investments                                                                  6,198,293         3,857,981
Cash                                                                                       58,110            67,195
Accrued investment income                                                                  73,774            36,649
Receivables (net of allowance for uncollectible accounts of
 $3,395 in 1999 and $3,254 in 1998)                                                       310,866           323,971
Reinsurance recoverable:
   Funds held on deposit                                                                1,151,941         1,170,170
   Recoverable on future policy benefit reserves                                        3,330,612         1,191,098
   Recoverable on unpaid claims                                                           405,086           293,179
   Receivable on paid claims                                                               74,483            24,986
Goodwill (net of accumulated amortization of $3,847 in 1999)                              304,561                 0
Value of business acquired                                                                210,363                 0
Deferred acquisition costs                                                                801,763           930,059
Other assets                                                                               55,811            35,755
Federal income tax recoverable                                                             10,484             4,060
------------------------------------------------------------------------------------------------------------------------------------
   Assets, exclusive of separate account assets                                        12,986,147         7,935,103
Separate account assets                                                                 8,488,404         9,915,150
------------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                                        $21,474,551        17,850,253
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Balance Sheets (continued)

December 31, 1999 and 1998 (in thousands)

                                                                                            1999              1998
------------------------------------------------------------------------------------------------------------------------------------
Liabilities Future benefit reserves:

      Life                                                                            $ 1,874,904         1,445,844
      Annuity                                                                           7,796,583         3,588,491
   Policy and contract claims                                                             927,915           770,846
   Unearned premiums                                                                       49,013            53,778
   Reinsurance payable                                                                    212,239           129,397
   Deferred income on reinsurance                                                         186,888           106,065
   Deferred income taxes                                                                   51,356           257,903
   Accrued expenses                                                                       108,232            91,631
   Commissions due and accrued                                                             55,904            41,000
   Other policyholder funds                                                                77,782            20,586
   Other liabilities                                                                       98,251            89,038
------------------------------------------------------------------------------------------------------------------------------------
        Liabilities, exclusive of separate account liabilities                         11,439,067         6,594,579
   Separate account liabilities                                                         8,488,404         9,915,150
------------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                                                              19,927,471        16,509,729
------------------------------------------------------------------------------------------------------------------------------------
Stockholder's equity:
   Common stock, $1 par value, 20 million shares authorized, issued and outstanding        20,000            20,000
   Additional paid-in capital                                                             830,274           407,088
   Retained earnings                                                                      632,320           673,857
   Accumulated other comprehensive income                                                  64,486           239,579
------------------------------------------------------------------------------------------------------------------------------------
        Total stockholder's equity                                                      1,547,080         1,340,524
Commitments and contingencies (notes 7 and 12)
------------------------------------------------------------------------------------------------------------------------------------
        Total liabilities and stockholder's equity                                     $21,474,551        17,850,253
------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Operations

Years ended December 31, 1999, 1998 and 1997 (in thousands)


                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Revenue:
   Life insurance premiums                                            $  447,026          416,199           339,841
   Other life policy considerations                                       31,786           52,668            83,816
   Annuity considerations                                                239,070          222,632           219,262
   Accident and health premiums                                          843,906          773,570           747,718
------------------------------------------------------------------------------------------------------------------------------------
     Total premiums and considerations                                 1,561,788        1,465,069         1,390,637
   Premiums and annuity considerations ceded                             478,239          411,316           438,018
------------------------------------------------------------------------------------------------------------------------------------
        Net premiums and considerations                                1,083,549        1,053,753           952,619
   Investment income, net                                                274,860          217,066           162,350
   Realized investment gains                                             112,253           89,226            61,488
   Other                                                                  72,301           78,174            53,760
------------------------------------------------------------------------------------------------------------------------------------
     Total revenue                                                     1,542,963        1,438,219         1,230,217
------------------------------------------------------------------------------------------------------------------------------------
Benefits and expenses:
   Life insurance benefits                                               382,464          461,891           336,090
   Annuity benefits                                                      243,398          251,463           206,189
   Accident and health insurance benefits                                765,257          623,640           566,746
------------------------------------------------------------------------------------------------------------------------------------
     Total benefits                                                    1,391,119        1,336,994         1,109,025
   Benefit recoveries                                                    443,441          501,719           426,607
------------------------------------------------------------------------------------------------------------------------------------
        Net benefits                                                     947,678          835,275           682,418
   Commissions and other agent compensation                              304,816          322,697           310,665
   General and administrative expenses                                   162,798          116,007           106,744
   Taxes, licenses and fees                                               26,292           15,848            20,605
   Amortization of goodwill                                                3,847                0                 0
   Amortization of value of business acquired, net of interest credited    4,161                0                 0
   Change in deferred acquisition costs, net                             129,142           (2,979)          (63,742)
------------------------------------------------------------------------------------------------------------------------------------
     Total benefits and expenses                                       1,578,734        1,286,848         1,056,690
------------------------------------------------------------------------------------------------------------------------------------
     (Loss) income from operations before income taxes                   (35,771)         151,371           173,527
------------------------------------------------------------------------------------------------------------------------------------
Income tax (benefit) expense:   Current                                   63,371           48,410            31,571
   Deferred                                                              (73,727)           2,822            28,283
------------------------------------------------------------------------------------------------------------------------------------
     Total income tax (benefit) expense                                  (10,356)          51,232            59,854
------------------------------------------------------------------------------------------------------------------------------------
     (Loss) income before cumulative effect of change in accounting      (25,415)         100,139           113,673
Cumulative effect of change in accounting, net of tax benefit of $8,682  (16,122)               0                 0
------------------------------------------------------------------------------------------------------------------------------------
     Net (loss) income                                                $  (41,537)         100,139           113,673
------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Comprehensive (Loss) Income

Years ended December 31, 1999, 1998 and 1997 (in thousands)

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Net (loss) income                                                     $  (41,537)          100,139          113,673
------------------------------------------------------------------------------------------------------------------------------------
Other comprehensive (loss) gain:

   Foreign currency translation adjustments, net of tax                    1,461            (1,761)            (975)
------------------------------------------------------------------------------------------------------------------------------------
Unrealized (losses) gains on fixed maturities and equity securities:  Unrealized holding (losses) gains arising during the period net of tax (benefit) expense of
$(55,781), $57,703 and $71,594 in 1999, 1998,

and 1997, respectively                                                  (103,590)          107,162          132,961
Reclassification adjustment for gains included in net income, net of tax expense of $39,289, $30,627, and $21,588 in 1999, 1998, and 1997,
 respectively                                                             72,964           56,879            40,093
------------------------------------------------------------------------------------------------------------------------------------
        Total unrealized holding (losses) gains                         (176,554)          50,283            92,868
------------------------------------------------------------------------------------------------------------------------------------

        Total other comprehensive (loss) income                         (175,093)          48,522            91,893
------------------------------------------------------------------------------------------------------------------------------------

        Total comprehensive (loss) income                             $ (216,630)         148,661            205,566
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Stockholder's Equity

Years ended December 31, 1999, 1998 and 1997 (in thousands)

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
   Balance at beginning and end of year                               $   20,000           20,000            20,000
------------------------------------------------------------------------------------------------------------------------------------
Preferred stock:
   Balance at beginning of year                                                0           25,000            25,000
   Redemption of stock during the year                                         0           (25,000)               0
------------------------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                                    0                0            25,000
------------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital:   Balance at beginning of year               407,088          407,088           407,088
   Capital contribution                                                  423,186                0                 0
------------------------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                              830,274          407,088           407,088
------------------------------------------------------------------------------------------------------------------------------------
Retained earnings:
   Balance at beginning of year                                          673,857          574,447           462,925
   Net income                                                             41,537)         100,139           113,673
   Cash dividend to stockholder                                                0             (729)          (2,151)
------------------------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                              632,320          673,857           574,447
------------------------------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income: Accumulated unrealized holding gain:

     Balance at beginning of year                                        245,788          195,505           102,637
     Net unrealized gain (loss) on investments
        during the year, net of deferred federal income taxes           (176,554)          50,283            92,868
------------------------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                               69,234          245,788           195,505
Accumulated unrealized foreign currency (loss):
   Balance at beginning of year                                           (6,209)          (4,448)           (3,473)
   Net unrealized gain (loss) on foreign currency
     translation during the year, net of deferred federal income taxes     1,461           (1,761)             (975)
------------------------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                               (4,748)          (6,209)           (4,448)
------------------------------------------------------------------------------------------------------------------------------------
   Total accumulated other comprehensive income                           64,486          239,579           191,057
------------------------------------------------------------------------------------------------------------------------------------
     Total stockholder's equity                                       $1,547,080        1,340,524         1,217,592
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Cash Flows

December 31, 1999, 1998 and 1997 (in thousands)


                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) operating activities:
   Net (loss) income                                                  $   (41,537)        100,139           113,673
------------------------------------------------------------------------------------------------------------------------------------
   Adjustments to reconcile  net (loss) income to net cash (used in) provided by operating activities:

        Realized investment gains                                        (112,253)         (89,226)          (61,488)
        Deferred federal income tax expense                               (82,409)           2,822            28,283
        Charges to policy account balances                                (66,945)        (104,681)         (148,159)
        Interest credited to policy account balances                      251,303          262,956           251,182
        Change in:
          Accrued investment income                                        (1,921)           1,696            (2,215)
          Receivables                                                      17,873          (61,295)         (107,398)
          Reinsurance recoverable                                        (435,498)        (162,959)       (1,205,410)
          Deferred acquisition costs                                      128,296           (2,979)          (63,742)
          Future benefit reserves                                        (136,722)          25,183           138,370
          Policy and contract claims and other policyholder funds         184,939          154,213            92,230
          Unearned premiums                                                (4,765)           3,610            17,992
          Reinsurance payable                                              13,820           17,713            68,725
          Current tax recoverable                                          (6,424)          16,701            (8,306)
          Accrued expenses and other liabilities                          (31,349)          14,797            12,113
          Commissions due and accrued                                       5,627            1,483             2,414
        Depreciation and amortization                                      (5,917)         (12,711)          (13,312)
        Equity in earnings of equity investments                             (690)          (2,207)                0
        Other, net                                                         (1,151)              94                18
------------------------------------------------------------------------------------------------------------------------------------
        Total adjustments                                                (284,186)          65,210          (998,703)
------------------------------------------------------------------------------------------------------------------------------------
        Net cash (used in) provided by operating activities              (325,723)         165,349          (885,030)
------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Cash Flows (continued)

Years ended December 31, 1999, 1998 and 1997 (in thousands)


                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Cash flows (used in) provided by operating activities                 $  (325,723)         165,349          (885,030)
Cash flows (used in) provided by investing activities:
   Purchase of fixed maturities                                        (1,171,682)      (1,256,653)       (1,748,950)
   Purchase of equity securities                                         (404,985)      (1,518,096)       (1,699,847)
   Purchase of real estate                                                (66,502)         (36,367)           (8,398)
   Purchase of options                                                    (32,617)         (11,503)           (3,482)
   Funding of mortgage loans                                             (114,840)        (168,870)         (103,626)
   Sale of fixed maturities                                             1,123,115        1,460,969         1,921,534
   Matured fixed maturities                                                21,280           28,152             1,150
   Sale of equity securities                                              385,559        1,560,695         1,691,789
   Sale of real estate                                                          0            7,103               551
   Repayment of mortgage loans                                             41,355           29,105            29,520
   Net change in certificates of deposit and short-term securities         38,121          (49,242)           87,848
   Purchase of Life USA, net of cash acquired                            (370,881)         (79,091)                0
   Other                                                                   (5,438)          (5,489)           94,126
------------------------------------------------------------------------------------------------------------------------------------
   Net cash (used in) provided by investing activities                   (557,515)         (39,287)          262,215
------------------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) financing activities:

   Policyholders' deposits to account balances                         1,033,877          864,446           748,430
   Policyholders' withdrawals from account balances                      (663,733)        (562,667)         (524,579)
   Change in assets held under reinsurance agreements                      80,823            7,876           150,526
   Funds (repaid) borrowed on dollar reverse repurchase agreements, net         0         (369,664)          239,468
   Capital contribution                                                   423,186                0                 0
   Redemption of preferred stock                                                0          (25,000)                0
   Cash dividends paid                                                          0             (729)           (2,151)
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) financing activities                    874,153          (85,738)          611,694
------------------------------------------------------------------------------------------------------------------------------------
        Net change in cash                                                 (9,085)          40,324           (11,121)
Cash at beginning of year                                                  67,195           26,871            37,992
------------------------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                   $   58,110           67,195             26,871
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Cash Flows (continued)

Years ended December 31, 1999, 1998 and 1997 (in thousands)

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Supplemental disclosures of noncash transactions:
   Fair value of assets acquired in acquisition of LifeUSA:

     Fixed maturities                                                 $ 2,283,214                0                 0
     Equity securities                                                    21,358                 0                 0
     Certificates of deposit and short-term securities                    11,285                 0                 0
     Policy loans                                                         37,618                 0                 0
     Options                                                              20,491                 0                 0
     Cash                                                                 62,767                 0                 0
     Accrued investment income                                            35,204                 0                 0
     Receivables (net of allowance for uncollectible accounts of $145)     4,768                 0                 0
     Recoverable on future policy benefit reserves - annuity           3,023,377                 0                 0
     Deferred tax asset                                                   29,825                 0                 0
     Other assets                                                         21,291                 0                 0

   Liabilities assumed in acquisition of LifeUSA:

     Future policy benefit reserves - annuity                          5,395,155                 0                 0
     Reinsurance payable                                                  69,022                 0                 0
     Accrued expenses                                                     14,611                 0                 0
     Commissions due and accrued                                           9,277                 0                 0
     Other policyholder funds                                             29,729                 0                 0
     Other liabilities                                                    42,552                 0                 0


See accompanying notes to consolidated financial statements.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(1) Summary of Significant Accounting Policies

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a wholly owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company.

The Company is a life insurance company that is licensed to sell group and individual life, annuity and accident and health policies in the United States, Canada and several U.S. territories. Based on 1999 net revenues and considerations, 36%, 18% and 46% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with other insurance companies, third party marketing organizations and with independent agents. The Company has a significant relationship with The Franklin Templeton Group and its broker/dealer network related to sales of its variable life and variable annuity products.

Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

Basis of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiaries, Life USA Holding, Inc. (Life USA) and Preferred Life Insurance Company of New York, and other less significant subsidiaries have been consolidated. The consolidated financial statements only include the results of Life USA's operations subsequent to October 1, 1999, the date of its acquisition by the Company (see note 2). All significant intercompany balances and transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.

Traditional Life, Group Life and Group Accident and Health Insurance
Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts and certain annuity products with life contingencies.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Nontraditional and Variable Life and Annuity Business

Nontraditional and variable life insurance and interest sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholder's accounts and claims or benefits incurred in excess of the contractholder's balance.

Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(1) Summary of Significant Accounting Policies (Continued)


Value of Business Acquired and Goodwill

The value of insurance in force purchased is recorded as the value of business acquired (VOBA). The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs. The amortization period is expected to be approximately 20 years from the date the business was acquired. The activity in the VOBA balance for 1999 is summarized below.

Balance, beginning of year$  0
Additions              214,524
Interest                 1,975
Amortization           (6,136)
                        ------
Balance, end of year   210,363
                        ------

The  amortization  of the VOBA in each of the next five years is expected to be:
2000 - $21,491;  2001 -  $20,123;  2002 -  $18,329;  2003 - $18,105;  and 2004 -
$16,958.

Goodwill is the excess of the amount paid to acquire a company over the fair value of its net assets and VOBA, reduced by amortization and valuation adjustments, if any. Goodwill is amortized on a straight-line basis over 20 years. The value of VOBA and goodwill will be monitored at least annually based on estimates of future earnings. For VOBA, those earnings relate to the insurance in force purchased. For goodwill, estimates will be based on production subsequent to the purchase. If estimated future earnings are less than the carrying amount of the related asset, the carrying value of the asset may not be recoverable. If impairment is indicated, the carrying value will be reduced to its fair value with a corresponding charge to earnings.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity and expense charges. Deferred acquisition costs amortized during 1999, 1998 and 1997 were $312,036, $202,644, and $219,266, respectively.

Future Policy Benefit Reserves

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 6% to 3.5%.

Future policy benefit reserves for interest sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal and interest margin assumptions.

Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(1) Summary of Significant Accounting Policies (Continued)


Reinsurance

Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivable. Reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Investments

The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value. Short-term investments are carried at amortized cost, which approximates market value. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 1999 and 1998, investments with a carrying value of $164,045 and $116,197, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

Accounting for Option Contracts

Certain annuity products provide additional benefits to the policy annuitization value based on the growth in the Standard & Poor's (S&P) 500 Index. The Company has analyzed the characteristics of these benefits and has purchased option contracts tied to the S&P 500 Index with similar characteristics to hedge these risks. Management monitors correlation of in force amounts and option contract values to ensure proper matching. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option contracts as deemed appropriate. As of December 31, 1999, management believes a proper hedge exists.

The option contracts are reported at fair value on the consolidated balance sheet. The fair value of the options is deemed by management to approximate the estimated market values. Unrealized gains and losses on the option contracts are recorded in annuity benefits on the consolidated statement of operations to offset increases in the future policy benefits liability recorded for the index benefit.

The Company purchases "over-the-counter" European-Asian call option contracts based upon the S&P 500 Index. Two types of options are purchased: five- and seven-year options with daily averaging of the index during the last year of the contract and five-year cliquet options which use monthly averaging of the index during each year and resets at each anniversary date of the contract. The strike price depends on the product, index period, cap and credited rate. The Company only purchases option contracts from counterparties rated AA- or better and the option contracts are not used for trading purposes.

Income Taxes

Deferred  tax  assets  and   liabilities  are  recognized  for  the  future  tax
consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(1) Summary of Significant Accounting Policies (Continued)


Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders and contractholders. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

Accounting Changes

Effective January 1, 1999, the Company changed its methodology for calculating deferred acquisition costs and future benefit reserves for two tiered deferred annuities. The revised calculation better reflects the income streams from this product. Under the previous method of accounting, a disproportionate amount of gains were recognized when contract annuitization or surrenders occurred. The new methodology provides for profit emergence over the life of the block of annuities. The cumulative effect of the change in accounting principle for the years prior to 1999 in the amount of $16,122, net of taxes, is recorded in the accompanying consolidated statement of operations. The effect of the change in methodology does not have a significant impact on the financial statements for prior years, therefore no proforma retroactive information is included.

In 1999, the Company adopted Statement of Position (SOP) 97-3, Accounting for Insurance and Other Enterprises for Insurance-Related Assessment, and SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. No material adjustments were made to the consolidated financial statements upon adoption of these statements.

     In 1998, the Company  adopted  Statement of Financial  Accounting  Standard
(SFAS) No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, and SFAS No. 132, Employers Disclosures about Pensions and Other Postretirement Benefits. No adjustments were made to the consolidated financial statements upon adoption of these pronouncements.


Accounting Pronouncements to be Adopted

     In June 1998, the Financial Accounting Standards Board issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. The statement establishes accounting and reporting standards for derivative financial instruments and other similar financial instruments and for hedging activities. In June 1999, SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of Effective Date of FASB Statement No. 133 was issued. This statement defers the effective date to fiscal years beginning after June 15, 2000. The Company will adopt these statements on January 1, 2001. The impact of adoption of SFAS No. 133 on the financial position of the Company has not been determined.


Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(2) Business Combination

On October 1, 1999, the Company acquired all of the outstanding capital stock (including all outstanding options) of Life USA that it did not already own for approximately $423 million in cash. The acquisition was financed by a capital contribution from AZOA.

The acquisition was accounted for under the purchase method of accounting and, accordingly, the consolidated financial statements include only the results of Life USA's operations from the date of acquisition. The value of business acquired was approximately $215 million and is being amortized in relation to the present value of future gross profits, which will be approximately 20 years. The remaining excess of the purchase price over the fair value of assets acquired in the amount of $308 million has been recorded as goodwill and is being amortized on a straight-line basis over 20 years.

During 1999, expenses of approximately $7 million were recorded related to the acquisition of Life USA and its integration with the Company. These expenses resulted primarily from the costs of the integration of the Company's and Life USA's strategies, policies and practices. These charges include filing fees, legal fees and other consulting fees related to the acquisition.

Following are the Company's unaudited pro forma results for the years ended December 31, 1999 and 1998 assuming the acquisition occurred on January 1, 1998.

                                          Unaudited
                                   1999              1998
------------------------------------------------------------------------------
Total revenue                 $ 1,766,792         1,654,531
Net (loss) income                 (44,624)          103,236
------------------------------------------------------------------------------

These unaudited pro forma results have been prepared for comparative purposes only and include additional amortization expenses as a result of goodwill and certain other adjustments. They do not purport to be indicative of the results of operations that actually would have resulted had the combination occurred on January 1, 1998 or that may result in the future.

In 1998, the Company accounted for its investment in Life USA under the equity method of accounting and carried its investment at cost, adjusted for its share of Life USA's earnings, amortization of goodwill and dividends received. The difference between the cost of the investment and underlying equity was to be amortized on a straight-line basis over ten years. As of December 31, 1998, the company held 21.41% of the outstanding common stock of Life USA with an approximate market value of $68,290. The carrying value of the Life USA investment at year-end 1998 was $80,928, which was $20,983 higher than the equity in net assets of $59,945.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(3) Investments

Investments at December 31, 1999 consist of:

                                                                                                             Amount
                                                                                                            shown on

                                                                         Amortized        Estimated       consolidated
                                                                           cost             fair             balance
                                                                          or cost           value             sheet
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   U.S. government                                                    $  294,587          291,996           291,996
   States and political subdivisions                                      57,378           52,452            52,452
   Foreign government                                                    172,877          169,686           169,686
   Public utilities                                                      227,934          220,602           220,602
   Corporate securities                                                2,981,913        2,873,327         2,873,327
   Mortgage backed securities                                            345,794          347,235           347,235
   Collateralized mortgage obligations                                   634,680          627,052           627,052
------------------------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                                           $4,715,163        4,582,350         4,582,350
------------------------------------------------------------------------------------------------------------------------------------
Equity securities:
   Common stocks:
     Banks, trusts and insurance companies                                22,935           23,831            23,831
     Industrial and miscellaneous                                        413,279          651,710           651,710
------------------------------------------------------------------------------------------------------------------------------------
     Total equity securities                                          $  436,214          675,541           675,541
------------------------------------------------------------------------------------------------------------------------------------
Other investments:
   Mortgage loans on real estate                                         528,933            XXXXXX          528,933
   Certificates of deposit and short-term securities                     139,571            XXXXXX          139,571
   Policy loans                                                           46,573            XXXXXX           46,573
   Real estate                                                           154,063            XXXXXX          154,063
   Options                                                                51,131            XXXXXX           68,217
   Investment in equity investments                                        3,045            XXXXXX            3,045
------------------------------------------------------------------------------------------------------------------------------------
     Total other investments                                          $  923,316            XXXXXX          940,402
------------------------------------------------------------------------------------------------------------------------------------
     Total investments                                                $6,074,693            XXXXXX        6,198,293
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(3) Investments (CONTINUED)

At December 31, 1999 and 1998, the amortized cost, gross unrealized gains,  gross unrealized losses and estimated fair values of securities are as follows:

                                                          Amortized        Gross            Gross           Estimated
                                                            cost        unrealized       unrealized           fair
                                                           or cost         gains           losses             value
------------------------------------------------------------------------------------------------------------------------------------
1999:

   U.S. Government                                     $  294,587          3,340            5,931           291,996
   States and political subdivisions                       57,378              0            4,926            52,452
   Foreign government                                     172,877            334            3,525           169,686
   Public utilities                                       227,934             20            7,352           220,602
   Corporate securities                                 2,981,913          3,902          112,488         2,873,327
   Mortgage backed securities                             345,794          5,026            3,585           347,235
   Collateralized mortgage obligations                    634,680          2,126            9,754           627,052
------------------------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                             4,715,163         14,748          147,561         4,582,350
   Equity securities                                      436,214        289,441           50,114           675,541
------------------------------------------------------------------------------------------------------------------------------------
     Total                                             $5,151,377        304,189          197,675         5,257,891
------------------------------------------------------------------------------------------------------------------------------------
1998:

   U.S. Government                                     $  274,813         36,717              234           311,296
   States and political subdivisions                       94,640          6,481                0           101,121
   Foreign government                                      34,652          2,079                0            36,731
   Public utilities                                        66,236          5,948              202            71,982
   Corporate securities                                 1,441,359         67,234            9,891         1,498,702
   Mortgage backed securities                             401,505         26,799                0           428,304
   Collateralized mortgage obligations                     80,599         10,141              585            90,155
------------------------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                             2,393,804        155,399           10,912         2,538,291
   Equity securities                                      278,753        245,913           12,262           512,404
------------------------------------------------------------------------------------------------------------------------------------
     Total                                             $2,672,557        401,312           23,174         3,050,695
------------------------------------------------------------------------------------------------------------------------------------

The changes in unrealized (losses) gains on fixed maturity securities were $(277,300),  $22,170,  and $58,422 in each of the years ended December 31, 1999, 1998 and 1997, respectively.

The changes in unrealized gains in equity investments, which include common stocks and nonredeemable preferred stocks were $5,676,
$55,188, and $84,718 for the years ended December 31, 1999, 1998 and 1997, respectively.



Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(3) Investments (CONTINUED)

The amortized cost and estimated  fair value of fixed  maturities at December 31, 1999, by  contractual  maturity,  are shown below.  Expected  maturities  will differ  from  contractual  maturities  because  borrowers  may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                          Amortized         Estimated
                                                                                            cost           fair value
------------------------------------------------------------------------------------------------------------------------------------
   Due in one year or less                                                             $  102,823           102,554
   Due after one year through five years                                                1,055,901         1,037,031
   Due after five years through ten years                                               1,279,988         1,243,845
   Due after ten years                                                                  1,295,977         1,224,633
   Mortgage backed securities and collateralized mortgage obligations                     980,474           974,287
------------------------------------------------------------------------------------------------------------------------------------
     Totals                                                                            $4,715,163         4,582,350
------------------------------------------------------------------------------------------------------------------------------------

Gross gains of $151,920,  $105,723,  and $70,335 and gross losses of $39,717,  $18,217,  and $8,654 were realized on sales of securities in 1999, 1998 and 1997, respectively.

Net realized investment gains (losses) for the respective years ended December 31 are summarized as follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities, at market                                           $    (4,474)         30,299            40,268
Equity securities                                                         116,677          57,207            21,413
Mortgage loans                                                             (1,680)           ,320)             (982)
Real estate                                                                   331           3,133               635
Other                                                                        (601)            93)               154
------------------------------------------------------------------------------------------------------------------------------------
     Net gains before taxes                                               112,253          89,226            61,488
Tax expense on net realized gains                                          39,257          31,229            21,521
------------------------------------------------------------------------------------------------------------------------------------
     Net gains after taxes                                            $    72,996           7,997            39,967
------------------------------------------------------------------------------------------------------------------------------------

     The valuation allowances on mortgage loans at December 31, 1999, 1998 and 1997 and the changes in the allowance for the years then ended are summarized as follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Beginning of Year                                                     $    9,599             8,279              7,279
   Charged to operations                                                   1,680             1,320             1,000
   Recoveries                                                                  0                0                  0
------------------------------------------------------------------------------------------------------------------------------------
End of Year                                                           $   11,279             9,599             8,279
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(3) Investments (CONTINUED)

Major categories of net investment income for the respective years ended December 31 are:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Interest:
   Fixed maturities                                                   $  212,992          155,397           211,335
   Mortgage loans                                                         40,011           34,449            25,232
   Policy loans                                                              737              497             6,526
   Short-term investments                                                  1,823           15,022            12,804
Dividends:
   Preferred stock                                                           212              668               748
   Common stock                                                            5,259            5,190             4,603
Interest on assets held by reinsurers                                      8,097            8,272             8,858
Rental income on real estate                                              13,356            7,505             5,657
Other invested assets                                                      6,405            1,132             3,781
------------------------------------------------------------------------------------------------------------------------------------
     Total investment income                                             288,892          228,132           279,544

Investment expenses related to coinsurance agreements (note 8)             2,660            2,689            98,417
Investment expenses                                                       11,372            8,377            18,777
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                            $  274,860          217,066           162,350
------------------------------------------------------------------------------------------------------------------------------------

During the first two months of 1998,  the Company  entered into mortgage  backed  security  reverse  repurchase  transactions
("dollar rolls") with certain  securities  dealers.  Under this program,  the Company sold certain  securities for delivery in the current  month and  simultaneously  contracted  with the same dealer to repurchase  similar,  but not  identical,  securities on a specified future date. The Company gave up the right to receive  principal and interest on the securities sold. As of December 31,
1999 and 1998 there were no outstanding  amounts under the Company's  dollar roll program.  Average  balances  outstanding for the first two months of 1998 were $120,525 and weighted average interest rates were 6.5%. The maximum balance  outstanding during 1998 was $120,525. No dollar rolls were transacted in 1999.



Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(4) Summary Table of Fair Value Disclosures

                                                                   1999                               1998
------------------------------------------------------------------------------------------------------------------------------------
                                                          Carrying         Fair           Carrying            Fair
                                                           Amount          Value           Amount             Value
                                                           -------         -----           -------            -----
Financial assets

------------------------------------------------------------------------------------------------------------------------------------
   Fixed maturities, at market:
     U.S. Government                                   $  291,996        291,996          311,296           311,296
     States and political subdivisions                     52,452         52,452          101,121           101,121
     Foreign governments                                  169,686        169,686           36,731            36,731
     Public utilities                                     220,602        220,602           71,982            71,982
     Corporate securities                               2,873,327      2,873,327        1,546,342         1,546,342
     Mortgage backed securities                           347,235        347,235          380,664           380,664
     Collateralized mortgage obligations                  627,052        627,052           90,155            90,155
   Equity securities                                      675,541        675,541          512,404           512,404
   Mortgage loans                                         528,933        530,033          457,128           495,202
   Short term investments                                 139,571        139,571          166,366           166,366
   Policy loans                                            46,573         46,573            7,118             7,118
   Options                                                 68,217         68,217           15,109            15,109
   Investment in equity investments                         3,045          4,286           80,928            68,290
   Receivables                                            310,866        310,866          323,971           323,971
   Separate accounts assets                             8,488,404      8,488,404        9,915,150         9,915,150

Financial liabilities

------------------------------------------------------------------------------------------------------------------------------------
   Investment contracts                                 7,609,726      7,208,876        3,645,657         3,035,787
   Separate account liabilities                         8,488,404      8,361,112        9,915,150         9,765,791
------------------------------------------------------------------------------------------------------------------------------------

     See Note 1 "Summary of Significant  Accounting  Policies" for description of the methods and significant  assumptions used to estimate fair values.

(5) Receivables

Receivables at December 31 consist of the following:

                                                                                            1999              1998
------------------------------------------------------------------------------------------------------------------------------------
Premiums due                                                                           $  264,685           270,657
Agents balances                                                                             4,809            10,088
Related party receivables                                                                   2,230             3,852
Reinsurance commission receivable                                                           9,304             8,022
Scholarship enrollment fees                                                                14,125            12,010
Due from administrators                                                                     4,550            13,271
Other                                                                                      11,163             6,071
------------------------------------------------------------------------------------------------------------------------------------
        Total receivables                                                              $  310,866            323,971
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(6) Accident and Health Claims Reserves

Accident and health claims reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given  accident year is gradually  reduced as new  information  emerges each  succeeding  year,  thereby  allowing more reliable re-evaluations of such reserves.  While management  believes that reserves as of December 31, 1999 are adequate,  uncertainties in the  reserving  process  could cause such  reserves to develop  favorably  or  unfavorably  in the near term as new or  additional information  emerges.  Any  adjustments to reserves are reflected in the operating  results of the periods in which they are made.
Movements in reserves,  which are small  relative to the amount of such  reserves,  could  significantly  impact  future  reported earnings of the Company.

Activity in the accident and health claims  reserves,  exclusive of long term care,  hospital  indemnity and AIDS reserves of
$19,542, $9,918, and $12,479 in 1999, 1998 and 1997, respectively, is summarized as follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance
   recoverables of $128,764, $141,033, and $124,320                   $  366,425          312,886           273,813
Adjustment primarily related to commutation of block of business         (53,585)               0                 0
Incurred related to:
   Current year                                                          431,279          417,042           346,901
   Prior years                                                             3,264           (12,217)          (12,087)
------------------------------------------------------------------------------------------------------------------------------------
Total incurred                                                           434,543          404,825           334,814
------------------------------------------------------------------------------------------------------------------------------------
Paid related to:
   Current year                                                          193,341          204,100           150,942
   Prior years                                                           185,696          147,186           144,798
------------------------------------------------------------------------------------------------------------------------------------
 Total paid                                                              379,037          351,286           295,740
------------------------------------------------------------------------------------------------------------------------------------
Balance at December 31, net of reinsurance
   recoverables of $175,142, $128,764, and $141,033                   $  368,346          366,425            312,887
------------------------------------------------------------------------------------------------------------------------------------

The Company incurred  additional losses in 1999 on prior year incurred claims primarily on its reinsurance  assumed (non-HMO)
business.  Due to lower than anticipated  losses related to prior years,  the provision for claims and claim  adjustment  expenses decreased in 1998 and 1997.



Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(7) Reinsurance

In the normal  course of business,  the Company  seeks to limit its  exposure to loss on any single  insured and to recover a portion of benefits paid by ceding risks under excess  coverage and  coinsurance  contracts.  The Company  retains a maximum of $1 million  coverage per individual  life.  Reinsurance  contracts do not relieve the Company from its obligations to  policyholders.
Failure of  reinsurers  to honor their  obligations  could result in losses to the Company.  The Company  evaluates  the financial condition of its  reinsurers  and monitors  concentrations  of credit risk to minimize  its  exposure to  significant  losses from reinsurer insolvencies.

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                           Percentage

                                                           Assumed         Ceded                            of amount
                                            Direct       from other      to other            Net             assumed
Year ended                                  amount        companies      companies         amount            to net
------------------------------------------------------------------------------------------------------------------------------------
December 31, 1999:
Life insurance in force                $36,994,161    129,809,733     24,174,006      142,629,888              91.0%
------------------------------------------------------------------------------------------------------------------------------------
Premiums:
   Life                                   205,208         273,604         67,069          411,743              66.5%
   Annuities                              199,341          39,729         95,232          143,838              27.6%
   Accident and health                    541,847         302,059        315,938          527,968              57.2%
------------------------------------------------------------------------------------------------------------------------------------
     Total premiums                    $  946,396         615,392        478,239        1,083,549              56.8%
------------------------------------------------------------------------------------------------------------------------------------
December 31, 1998:
Life insurance in force                $34,118,554     98,832,792     19,483,581      113,467,765              87.1%
------------------------------------------------------------------------------------------------------------------------------------
Premiums:
   Life                                   244,416         224,451         93,812          375,055              59.8%
   Annuities                              220,812           1,820         50,385          172,247               1.1%
   Accident and health                    479,237         294,333        267,119          506,451              58.1%
------------------------------------------------------------------------------------------------------------------------------------
     Total premiums                    $  944,465         520,604        411,316        1,053,753              49.4%
------------------------------------------------------------------------------------------------------------------------------------
December 31, 1997:
Life insurance in force                $32,234,241     72,682,842     19,873,094       85,043,989              85.5%
------------------------------------------------------------------------------------------------------------------------------------
Premiums:
   Life                                   252,859         170,798        110,579          313,078              54.6%
   Annuities                              217,353           1,910         30,789          188,474               1.0%
   Accident and health                    436,105         311,612        296,650          451,067              69.1%
------------------------------------------------------------------------------------------------------------------------------------
     Total premiums                    $  906,317         484,320        438,018          952,619              50.8%
------------------------------------------------------------------------------------------------------------------------------------

Included in reinsurance receivables at December 31, 1999 are $2,095,817 and $849,279 recoverable from two insurers who, as of
December 31, 1999, were both rated A+ by A.M.  Best's  Insurance  Reports.  A contingent  liability  exists to the extent that the
Company's reinsurers are unable to meet their contractual obligations.  Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Of the amounts ceded to others, the Company ceded life insurance inforce of $3,387,592,  $2,067,664,  and $1,163,533 in 1999,
1998 and  1997,  respectively,  and life  insurance  premiums  earned  of  $6,008,  $4,165,  and  $2,538  in 1999,  1998 and 1997,
respectively,  to its ultimate  parent  Allianz AG. The Company also ceded  accident and health  premiums  earned to Allianz AG of
$3,131, $2,817, and $2,467 in 1999, 1998 and 1997.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(7) Reinsurance (Continued)

Effective January 1, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of preneed life and annuity business with 1999 premium of $10,300. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $95,000, received a ceding commission of $2,600 and transferred cash of $91,700. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. During 1999, $1,200 was amortized and included in other revenue in the consolidated statements of operations. The servicing of the coinsured business was also transferred to a third party administrator.

Effective December 31, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure the remaining block of preneed life and annuity business with 1999 premium of $97,100. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $245,000, received a ceding commission of $73,900 and transferred cash of $154,000. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. The servicing of the coinsured business was also transferred to a third party administrator. Because the agreement was effective December 31, 1999, no revenue was recognized on this transaction in 1999.

Effective January 1, 1997, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of business with life insurance inforce of $13,200,000 and 1997 premium of $90,000. The coinsured block included certain universal life and traditional life insurance policies and annuity contracts. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $1,102,000, received a ceding commission of $138,500 and transferred assets of $881,000, which support the business. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. During 1999, 1998 and 1997 $14,996, $15,965 and $22,647, respectively, was amortized and included in other revenue in the consolidated statements of operations. The servicing of the coinsured business was also transferred to a third party insurer who is also the retrocessionaire of the block. Effective January 1, 1998, the coinsurance agreement was amended to include another block of business with future benefit reserves of $66,000, capitalized deferred acquisition costs of $1,935 and deferred income of $750.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(8) Income Taxes

Income Tax (Benefit) Expense

     Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Income tax expense attributable to operations:

   Current tax expense                                                $   63,371           48,410            31,571
   Deferred tax (benefit) expense                                         (73,727)          2,822            28,283
------------------------------------------------------------------------------------------------------------------------------------
Total income tax (benefit) expense attributable to operations             (10,356)         51,232            59,854
Tax benefit due to cumulative effect of change in accounting               (8,682)              0                 0
------------------------------------------------------------------------------------------------------------------------------------
Total income tax (benefit) expense attributable to net income             (19,038)         51,232            59,854
Income tax effect on equity:
   Income tax allocated to stockholder's equity:

     Attributable to unrealized gains and losses for the year             (94,283)         26,127            49,748
------------------------------------------------------------------------------------------------------------------------------------

Total income tax effect on equity                                     $  (113,321)         77,359           109,602
------------------------------------------------------------------------------------------------------------------------------------


Components of Income Tax (Benefit) Expense

Income tax expense computed at the statutory rate of 35% varies from tax expense  reported in the consolidated  statements of operations for the respective years ended December 31 as follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Income tax (benefit) expense computed at the statutory rate           $   (12,520)         52,980            60,735
Dividends received deductions and tax-exempt interest                      (2,605)         (3,294)           (2,792)
Foreign tax                                                                (1,014)           (133)              916
Interest on tax deficiency                                                    800             900             1,100
Goodwill amortization                                                       1,365               0                 0
Other                                                                       3,618             779              (105)
------------------------------------------------------------------------------------------------------------------------------------
        Income tax (benefit) expense as reported                      $  (10,356)          51,232             59,854
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(8) Income Taxes (Continued)


Components of Deferred Tax Assets and  Liabilities on the Balance Sheet Tax effects of temporary  differences  giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                                                                            1999              1998
------------------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
   Provision for post retirement benefits                                              $    2,286             2,223
   Allowance for uncollectible accounts                                                       929               929
   Policy reserves                                                                        282,573           173,414
------------------------------------------------------------------------------------------------------------------------------------
     Total deferred tax assets                                                            285,788           176,566
------------------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:
   Deferred acquisition costs                                                             219,869           272,815
   Net unrealized gain                                                                     25,701           128,883
   Value of business acquired                                                              73,627                 0
   Other                                                                                   17,947            32,771
------------------------------------------------------------------------------------------------------------------------------------
     Total deferred tax liabilities                                                       337,144           434,469
------------------------------------------------------------------------------------------------------------------------------------
Net deferred tax liability                                                             $   51,356            257,903
------------------------------------------------------------------------------------------------------------------------------------

Although  realization  is not assured,  the Company  believes it is not necessary to establish a valuation  allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized  principally  through future reversals of existing taxable  temporary  differences and future taxable income.  The amount of the deferred tax asset  considered  realizable, however,  could be reduced in the near term if estimates of future reversals of existing taxable temporary  differences and future taxable income are reduced.

The Company and its subsidiaries,  with the exception of Life USA Insurance Company,  files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries.  The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability  pursuant to United States Treasury  Department  regulations.
The Company and each of its insurance  subsidiaries  generally will be paid for the tax benefit on their losses, and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $57,121,  $30,808, and $39,914 in 1999, 1998 and 1997, respectively.  At December 31, 1999 and 1998 the Company had a tax recoverable from AZOA of $3,251 and $3,030, respectively.

At December 31, 1999 and 1998,  the Company had a tax  recoverable  separate  from the  agreement  with AZOA in the amount of
$7,233 and $1,030,  respectively.  These amounts are for foreign taxes and Life USA taxes recoverable prior to the purchase by the
Company.


24

Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)



(9) Related Party Transactions

In conjunction with the purchase of LifeUSA on October 1, 1999, the Company received a capital contribution from AZOA in the amount of $423,186.

The Company  reimbursed AZOA $3,582,  $2,495, and $2,519 in 1999, 1998 and 1997,
respectively, for certain administrative and investment management services performed. The Company's liability to AZOA for such services was $581 and $490 at December 31, 1999 and 1998, respectively.

The Company shares a data center with and receives other system support from affiliated insurance companies. Usage and other system support charges paid by the Company were $902, $1,291 and $2,826 in 1999, 1998 and 1997, respectively. The Company's liability for data center and other system support charges was $157 and $345 at December 31, 1999 and 1998, respectively.

The Company has 200 million authorized shares of preferred stock with a par value of $1 per share. This preferred stock is issuable in series with the number of shares, redemption rights and dividend rate designated by the Board of Directors for each series. Dividends are cumulative at a rate reflective of prevailing market conditions at time of issue and are payable semiannually. Dividend payments are restricted by provisions in State of Minnesota statutes. The Company had 25 million shares of Series A preferred stock outstanding until March 1998, which was held by AZOA with a dividend rate of 6.4% and a book value of $25,000. In March 1998, the Company redeemed and canceled the 25 million shares of Series A preferred stock.

 (10) Employee Benefit Plans

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees, excluding agents, are eligible to participate in the Primary
Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $2,025, $756, and $810 in 1999, 1998 and 1997, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match 75% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The plan can also declare a profit sharing allocation of up to 5.0% of base pay at year-end based upon the profitability of AZOA. All employees are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has accrued $980, $868, and $1,057 in 1999, 1998 and 1997, respectively, toward planned contributions.

Employees of Life USA also participated in a defined contribution plan, which will be merged with the Allianz Plan effective January 1, 2000. Total Company contributions made subsequent to October 1, 1999 were $329.

The Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. The Company's plan obligation at December 31, 1999 and 1998 was $6,532 and $6,352, respectively. This liability is included in "Other liabilities" in the accompanying balance sheet.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(11) Statutory Financial Data and Dividend Restrictions

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and net gain from operations.  Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders.  Additionally, future life and annuity benefit reserves calculated for statutory  accounting do not include provisions for withdrawals.  The NAIC has completed a project to codify  statutory  accounting  practices,  the result of which will  constitute  the primary  source of
"prescribed"  statutory accounting practices.  Accordingly,  that project, which is currently in the process of state adoption and expected to be effective  January 1, 2001,  will change the definition of what comprises  prescribed  versus  permitted  statutory accounting  practices,  and may result in changes to existing  accounting  policies  insurance  enterprises  use to prepare  their statutory  financial  statements.  The Company has not quantified the effects of adopting the NAIC codification on their statutory financial statements.

The differences between  stockholder's  equity and net income reported in accordance with statutory  accounting practices and the accompanying consolidated financial statements as of and for the year ended December 31 are as follows:

                                          Stockholder's equity                           Net income
------------------------------------------------------------------------------------------------------------------------------------
                                             1999           1998           1999             1998              1997
                                             -----          -----          -----            -----             -----
Statutory basis                        $   873,617         654,371         97,768           35,188            72,343
Adjustments:
   Change in reserve basis                (289,261)       (226,145)       (80,952)           2,036           (99,981)
   Deferred acquisition costs              801,763         930,059       (128,296)           2,979            63,742
   Difference in accounting for
   purchase of Life USA                    340,675               0         (6,373)               0                 0
   Net deferred taxes                      (51,356)       (257,903)        82,409           (2,822)          (28,283)
   Statutory asset valuation reserve       236,210         178,011              0                0                 0
   Statutory interest maintenance reserve   43,786          48,697         (4,912)          14,361              7,994
   Modified coinsurance reinsurance              0          (2,358)             0           29,595             81,790
   Unrealized (losses) gains
   on investments                         (136,719)        158,391              0                0                 0
   Nonadmitted assets                        7,411          14,946              0                0                 0
   Deferred income on reinsurance         (186,888)       (106,065)             0                0                 0
   Other liabilities related
   to reinsurance                          (32,998)        (52,337)             0                0                 0
   Valuation allowance on mortgage loans   (11,279)         (9,599)        (1,680)          (1,320)           (1,000)
   Loss from non-insurance subsidiaries          0               0        (11,714)            (618)           (1,260)
   Other                                   (47,881)         10,456         11,613           20,740            18,327
------------------------------------------------------------------------------------------------------------------------------------
      As reported in the accompanying
      consolidated financial statements $1,547,080       1,340,524        (42,137)         100,139           113,672
------------------------------------------------------------------------------------------------------------------------------------

The Company is required to meet minimum  statutory  capital and surplus  requirements.  The Company's  statutory  capital and surplus as of December 31, 1999 and 1998 were in compliance with these  requirements.  The maximum amount of dividends that can be paid by Minnesota  insurance  companies to  stockholders  without  prior  approval of the  Commissioner  of Commerce is subject to restrictions relating to statutory earned surplus,  also known as unassigned funds.  Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement,  minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus, cash  dividends of not more than the greater of 10% of its  beginning of the year  statutory  surplus in any year, or the net gain from operations of the insurer,  not including  realized gains,  for the 12-month period ending the 31st day of the next preceding year. In 1998, the Company paid AZOA dividends on preferred  stock in the amount $729. A common stock dividend of $551 was paid in
1997. Dividends of $49,391 could be paid in 2000 without prior approval of the Commissioner of Commerce.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(11) Statutory Financial Data and Dividend Restrictions (Continued)


Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:

                           Ratio of total adjusted capital to
                           authorized control level risk-based
      Regulatory Event       capital (less than or equal to)
        -------------             ---------------------

    Company action level     2 (or 2.5 with negative trends)
   Regulatory action level                 1.5
  Authorized control level                  1
   Mandatory control level                 0.7

The Company's adjusted capital is in excess of the Company action level as of December 31, 1999 and 1998.

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Currently, prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements.

(12) Commitments and Contingencies

The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. In the opinion of management, the ultimate resolution of such litigation will not have a material effect on the consolidated financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(13) Foreign Currency Translation

The net assets of the Company's  foreign  operations are translated into U.S.  dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation  adjustment reported as a separate component of comprehensive income. An analysis of this account for the respective years ended December 31 follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Beginning amount of cumulative translation adjustments                $    (6,209)          (4,448)           (3,473)
------------------------------------------------------------------------------------------------------------------------------------
Aggregate adjustment for the period resulting from
translation adjustments                                                     2,248           (2,710)           (1,500)
Amount of income tax (expense) benefit for period
related to aggregate adjustment                                              (787)             949               525
------------------------------------------------------------------------------------------------------------------------------------
   Net aggregate translation included in equity                             1,461           (1,761)             (975)
------------------------------------------------------------------------------------------------------------------------------------
Ending amount of cumulative translation adjustments                   $    (4,748)          (6,209)           (4,448)
------------------------------------------------------------------------------------------------------------------------------------
Canadian foreign exchange rate at end of year                              0.6924           0.6535            0.6992
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(14) Supplementary Insurance Information

     The following table summarizes certain financial information by line of business for 1999, 1998 and 1997:

                                                                             As of December 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Future policy                          Other
                                                          Deferred       benefits,                           policy
                                                           policy         losses,                          claims and
                                                         acquisition    claims and        Unearned          benefits
                                                            costs      loss expense       premiums           payable
------------------------------------------------------------------------------------------------------------------------------------
1999:

Life                                                   $  231,927      1,874,904            3,049           116,569
Annuities                                                 561,966      7,728,072                0             1,771
Accident and health                                         7,870              0           45,964           809,575
------------------------------------------------------------------------------------------------------------------------------------
                                                       $  801,763      9,602,976           49,013           927,915
------------------------------------------------------------------------------------------------------------------------------------

1998:

Life                                                   $  217,262      1,445,844            3,859            97,647
Annuities                                                 694,388      3,588,491                0             1,727
Accident and health                                        18,409              0           49,919           671,472
------------------------------------------------------------------------------------------------------------------------------------
                                                       $  930,059      5,034,335           53,778           770,846
------------------------------------------------------------------------------------------------------------------------------------

1997:

Life                                                   $  189,971      1,297,269            5,215            63,572
Annuities                                                 717,721      3,251,829                0             1,881
Accident and health                                        19,388              0           44,953           487,660
------------------------------------------------------------------------------------------------------------------------------------
                                                       $  927,080      4,549,098           50,168           553,113
------------------------------------------------------------------------------------------------------------------------------------



Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(14) Supplementary Insurance Information (Continued)

                                                              For the year ended December 31
------------------------------------------------------------------------------------------------------------------------------------
                                            Premium                      Benefits,       Net change
                                            revenue                       claims             in
                                           and other         Net        losses, and        policy             Other
                                           contract      investment     settlement       acquisition        operating
                                        considerations     income        expenses         costs (a)         expenses
------------------------------------------------------------------------------------------------------------------------------------
1999:

Life                                   $  411,743          36,171        319,210           (14,665)         153,281
Annuities                                 143,838         211,432        163,329           133,268          166,715
Accident and health                       527,968          27,257        465,139            10,539          173,910
------------------------------------------------------------------------------------------------------------------------------------
                                       $1,083,549         274,860        947,678           129,142          493,906
------------------------------------------------------------------------------------------------------------------------------------
1998:

Life                                   $  375,055          34,731        306,318           (27,291)         141,705
Annuities                                 172,247         158,458        135,356           23,333           151,719
Accident and health                       506,451          23,877        393,601              979           161,128
------------------------------------------------------------------------------------------------------------------------------------
                                       $1,053,753         217,066        835,275            (2,979)         454,552
------------------------------------------------------------------------------------------------------------------------------------
1997:

Life                                   $  313,078          24,352        230,357           (14,363)          99,913
Annuities                                 188,474         118,028        124,535           (44,924)         186,789
Accident and health                       451,067          19,970        327,526            (4,455)         151,312
------------------------------------------------------------------------------------------------------------------------------------
                                       $  952,619         162,350        682,418           (63,742)         438,014
------------------------------------------------------------------------------------------------------------------------------------
(a)    See note 1 for total gross amortization.


                                  Flexible Premium Variable Life Prospectus  A-1



APPENDIX
--------------------------------------------------------------------------------

ILLUSTRATION OF POLICY VALUES

The following tables illustrate how Policy Account values, Net Cash Values and death benefits of a policy change based on the investment experience of the variable options. The illustrations are hypothetical and may not be used to project or predict investment results. The Policy Account values, Net Cash
Values and death benefits in the tables take into account all charges and deductions against the policy. These tables assume that the cost of insurance rates for the policy are based on the current and guaranteed rates appropriate to the class shown. These tables also assume that a level annual premium of $1,200 was paid. These tables assume that the insured is in the most favorable male risk status, i.e., non-smoker. For insureds who are classified as smoker or less favorable risk status, the cost of insurance will be greater and the policy values will be less given the same assumed hypothetical gross annual investment rates of return. The cost of insurance will be less and the policy values will be greater for female insureds of comparable risk status. Some states require that the policies contain tables based upon unisex rates.

Gross investment returns of 0%, 6% and 12% are assumed to be level for all years shown. The values would be different if the rates of return averaged 0%, 6% and 12% over the period of years but fluctuated above and below those averages during individual years.


The values shown reflect the fact that the net investment return of the variable options is lower than the gross investment return on the assets held in the portfolios because of the charges assessed on amounts in the variable options. The daily investment advisory fee for the portfolios are assumed to be equal to an annual rate of 0.665% of the net assets of the portfolios (which is the average of the investment advisory fees assessed in 1999). The values also assume that each portfolio will incur operating expenses annually which are assumed to be 0.117% of the average net assets of the portfolio. This is the average in 1999. The variable options will be assessed for mortality and expense risks at a guaranteed annual rate not to exceed 0.90% (the current annual rate is 0.60%) of the average daily net assets of the variable option and for administrative expenses at an annual rate of 0.15% of the average daily net assets of the variable option. After taking these expenses and charges into consideration, the illustrated gross annual investment rates of 0%, 6% and 12% are equivalent to net rates of -1.52%, 4.39% and 10.30%.


We deduct an insurance risk premium for a policy month from the Policy Account values. The insurance risk premium rate is based on the sex (where permitted by state law), attained age and rate class of the insured.

Upon request, we will provide a comparable illustration based upon the attained age, sex (where permitted by state law) and rate class of the proposed insured and for the Face Amount or premium requested.


                                                                   A-2  Flexible Premium Variable Life Prospectus



                                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                             VARIABLE UNIVERSAL LIFE

PREPARED FOR: CLIENT                                                              INITIAL DEATH BENEFIT: $100,000
ISSUE AGE: 35, NON-SMOKER                                                         ANNUAL PREMIUM: $1,200.00
SEX: MALE                                                                         INITIAL DEATH BENEFIT OPTION: A


                                                                CURRENT VALUES
                                ----------------------------------------------------------------------------------
                                    VALUES PROJECTED AT       VALUES PROJECTED AT           VALUES PROJECTED AT
                                           0.00%                     6.00%                        12.00%
                                ----------------------------------------------------------------------------------
 END                    ACCUM              NET      NET               NET       NET                 NET      NET
 OF          ANNUAL    @ 5.00%  POLICY    CASH     DEATH   POLICY    CASH      DEATH    POLICY     CASH     DEATH
 YR.   AGE   PREMIUM   PREMIUM  ACCOUNT   VALUE   BENEFIT  ACCOUNT   VALUE    BENEFIT   ACCOUNT    VALUE   BENEFIT
------------------------------------------------------------------------------------------------------------------
  1    35     1,200     1,260     756       35    100,000    813        91    100,000      869      148    100,000
  2    36     1,200     2,583   1,673      891    100,000  1,838     1,057    100,000    2,011    1,229    100,000
  3    37     1,200     3,972   2,570    1,728    100,000  2,904     2,062    100,000    3,265    2,424    100,000
  4    38     1,200     5,431   3,448    2,596    100,000  4,011     3,159    100,000    4,644    3,792    100,000
  5    39     1,200     6,962   4,307    3,487    100,000  5,162     4,341    100,000    6,160    5,340    100,000

  6    40     1,200     8,570   5,144    4,374    100,000  6,354     5,583    100,000    7,824    7,053    100,000
  7    41     1,200    10,259   5,969    5,248    100,000  7,599     6,879    100,000    9,662    8,941    100,000
  8    42     1,200    12,032   6,773    6,102    100,000  8,892     8,222    100,000   11,682   11,012    100,000
  9    43     1,200    13,893   7,559    6,971    100,000 10,238     9,650    100,000   13,910   13,322    100,000
 10    44     1,200    15,848   8,330    7,825    100,000 11,641    11,135    100,000   16,430   15,924    100,000

 15    49     1,200    27,189  11,849   11,849    100,000 19,690    19,690    100,000   33,437   33,437    100,000
 20    54     1,200    41,633  14,565   14,565    100,000 29,339    29,339    100,000   61,086   61,086    100,000
 25    59     1,200    60,136  16,346   16,346    100,000 40,619    40,619    100,000  106,168  106,168    141,141
 30    64     1,200    83,713  16,275   16,275    100,000 53,802    53,802    100,000  178,713  178,713    216,311
 35    69     1,200   113,804  12,991   12,991    100,000 69,461    69,461    100,000  294,783  294,783    339,268


CURRENT VALUES ARE BASED ON PROJECTED  INTEREST RATES AND CURRENT  EXPENSES AND COST OF INSURANCE  CHARGES NOW IN
EFFECT, WHICH ARE SUBJECT TO CHANGE. THE CURRENT MONTHLY EXPENSE CHARGES ARE $20.00 PER MONTH IN YEAR 1 AND $5.00
PER MONTH THEREAFTER.

IT IS EMPHASIZED THAT THE  HYPOTHETICAL  INVESTMENT  RATES OF RETURN SHOWN IN THIS  ILLUSTRATION ARE ILLUSTRATIVE
ONLY AND SHOULD NOT BE DEEMED A  REPRESENTATION  OF PAST OR FUTURE  INVESTMENT  RATES OF RETURN.  ACTUAL RATES OF
RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS,  INCLUDING  THE  INVESTMENT
ALLOCATIONS MADE BY THE OWNER,  PREVAILING INTEREST RATES AND RATES OF INFLATION.  THE DEATH BENEFIT AND NET CASH
VALUE FOR A POLICY WOULD BE DIFFERENT THAN THOSE SHOWN IF THE ACTUAL  INVESTMENT  RATES OF RETURN AVERAGED 0%, 6%
AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO
REPRESENTATIONS  CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE  HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED
FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.


                                                                   Flexible Premium Variable Life Prospectus  A-3



                                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                             VARIABLE UNIVERSAL LIFE

PREPARED FOR: CLIENT                                                              INITIAL DEATH BENEFIT: $100,000
ISSUE AGE: 35, NON-SMOKER                                                         ANNUAL PREMIUM: $1,200.00
SEX: MALE                                                                         INITIAL DEATH BENEFIT OPTION: A


                                                               GUARANTEED VALUES
                                ----------------------------------------------------------------------------------
                                    VALUES PROJECTED AT       VALUES PROJECTED AT           VALUES PROJECTED AT
                                           0.00%                     6.00%                        12.00%
                                ----------------------------------------------------------------------------------
 END                    ACCUM               NET     NET               NET       NET                 NET      NET
 OF          ANNUAL    @ 5.00%  POLICY     CASH    DEATH   POLICY    CASH      DEATH    POLICY     CASH     DEATH
 YR.   AGE   PREMIUM   PREMIUM  ACCOUNT    VALUE  BENEFIT  ACCOUNT   VALUE    BENEFIT   ACCOUNT    VALUE   BENEFIT
------------------------------------------------------------------------------------------------------------------
  1    35     1,200     1,260     746        25   100,000     802       81    100,000      859       137   100,000
  2    36     1,200     2,583   1,600       818   100,000   1,762      980    100,000    1,931     1,150   100,000
  3    37     1,200     3,972   2,427     1,585   100,000   2,750    1,909    100,000    3,101     2,259   100,000
  4    38     1,200     5,431   3,230     2,378   100,000   3,769    2,918    100,000    4,377     3,525   100,000
  5    39     1,200     6,962   4,008     3,188   100,000   4,820    4,000    100,000    5,772     4,951   100,000

  6    40     1,200     8,570   4,752     3,981   100,000   5,893    5,123    100,000    7,285     6,514   100,000
  7    41     1,200    10,259   5,472     4,751   100,000   7,002    6,281    100,000    8,941     8,221   100,000
  8    42     1,200    12,032   6,159     5,488   100,000   8,135    7,465    100,000   10,745    10,074   100,000
  9    43     1,200    13,893   6,813     6,225   100,000   9,296    8,708    100,000   12,711    12,123   100,000
 10    44     1,200    15,848   7,435     6,929   100,000  10,486    9,980    100,000   14,859    14,353   100,000

 15    49     1,200    27,189  10,051    10,051   100,000  16,895   16,895    100,000   29,040    29,040   100,000
 20    54     1,200    41,633  11,552    11,552   100,000  23,928   23,928    100,000   51,483    51,483   100,000
 25    59     1,200    60,136  11,315    11,315   100,000  31,239   31,239    100,000   87,732    87,732   116,673
 30    64     1,200    83,713   8,220     8,220   100,000  38,260   38,260    100,000  145,167   145,167   175,772
 35    69     1,200   113,804       0         0   100,000  43,851   43,851    100,000  234,776   234,776   270,313


GUARANTEED VALUES ARE BASED ON PROJECTED  INTEREST RATES AND GUARANTEED  EXPENSES AND COST OF INSURANCE  CHARGES.
THE GUARANTEED MONTHLY EXPENSE CHARGES ARE $20.00 PER MONTH IN YEAR 1 AND $9.00 PER MONTH THEREAFTER.

IT IS EMPHASIZED THAT THE  HYPOTHETICAL  INVESTMENT  RATES OF RETURN SHOWN IN THIS  ILLUSTRATION ARE ILLUSTRATIVE
ONLY AND SHOULD NOT BE DEEMED A  REPRESENTATION  OF PAST OR FUTURE  INVESTMENT  RATES OF RETURN.  ACTUAL RATES OF
RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS,  INCLUDING  THE  INVESTMENT
ALLOCATIONS MADE BY THE OWNER,  PREVAILING INTEREST RATES AND RATES OF INFLATION.  THE DEATH BENEFIT AND NET CASH
VALUE FOR A POLICY WOULD BE DIFFERENT THAN THOSE SHOWN IF THE ACTUAL  INVESTMENT  RATES OF RETURN AVERAGED 0%, 6%
AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO
REPRESENTATIONS  CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE  HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED
FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.


                                                                   A-4  Flexible Premium Variable Life Prospectus



                                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                             VARIABLE UNIVERSAL LIFE

PREPARED FOR: CLIENT                                                              INITIAL DEATH BENEFIT: $100,000
ISSUE AGE: 35, NON-SMOKER                                                         ANNUAL PREMIUM: $1,200.00
SEX: MALE                                                                         INITIAL DEATH BENEFIT OPTION: B


                                                                CURRENT VALUES
                                ----------------------------------------------------------------------------------
                                    VALUES PROJECTED AT       VALUES PROJECTED AT           VALUES PROJECTED AT
                                           0.00%                     6.00%                        12.00%
                                ----------------------------------------------------------------------------------
 END                    ACCUM              NET      NET               NET       NET                 NET      NET
 OF          ANNUAL    @ 5.00%  POLICY    CASH     DEATH   POLICY    CASH      DEATH    POLICY     CASH     DEATH
 YR.   AGE   PREMIUM   PREMIUM  ACCOUNT   VALUE   BENEFIT  ACCOUNT   VALUE    BENEFIT   ACCOUNT    VALUE   BENEFIT
------------------------------------------------------------------------------------------------------------------
  1    35     1,200     1,260      755      33    100,755     811       89    100,811      868      146    100,868
  2    36     1,200     2,583    1,668     886    101,668   1,833    1,052    101,833    2,006    1,224    102,006
  3    37     1,200     3,972    2,561   1,719    102,561   2,893    2,052    102,893    3,253    2,412    103,253
  4    38     1,200     5,431    3,432   2,581    103,432   3,992    3,140    103,992    4,622    3,770    104,622
  5    39     1,200     6,962    4,284   3,463    104,284   5,132    4,312    105,132    6,124    5,303    106,124

  6    40     1,200     8,570    5,110   4,340    105,110   6,310    5,539    106,310    7,768    6,997    107,768
  7    41     1,200    10,259    5,923   5,202    105,923   7,538    6,817    107,538    9,580    8,859    109,580
  8    42     1,200    12,032    6,712   6,042    106,712   8,809    8,138    108,809   11,567   10,896    111,567
  9    43     1,200    13,893    7,483   6,895    107,483  10,128    9,540    110,128   13,751   13,163    113,751
 10    44     1,200    15,848    8,236   7,730    108,236  11,499   10,993    111,499   16,211   15,705    116,211

 15    49     1,200    27,189   11,619  11,619    111,619  19,270   19,270    119,270   32,654   32,654    132,654
 20    54     1,200    41,633   14,045  14,045    114,045  28,235   28,235    128,235   58,572   58,572    158,572
 25    59     1,200    60,136   15,282  15,282    115,282  37,916   37,916    137,916   99,237   99,237    199,237
 30    64     1,200    83,713   14,343  14,343    114,343  47,497   47,497    147,497  162,851  162,851    262,851
 35    69     1,200   113,804    9,619   9,619    109,619  55,226   55,226    155,226  261,937  261,937    361,937


CURRENT VALUES ARE BASED ON PROJECTED  INTEREST RATES AND CURRENT  EXPENSES AND COST OF INSURANCE  CHARGES NOW IN
EFFECT, WHICH ARE SUBJECT TO CHANGE. THE CURRENT MONTHLY EXPENSE CHARGES ARE $20.00 PER MONTH IN YEAR 1 AND $5.00
PER MONTH THEREAFTER.

IT IS EMPHASIZED THAT THE  HYPOTHETICAL  INVESTMENT  RATES OF RETURN SHOWN IN THIS  ILLUSTRATION ARE ILLUSTRATIVE
ONLY AND SHOULD NOT BE DEEMED A  REPRESENTATION  OF PAST OR FUTURE  INVESTMENT  RATES OF RETURN.  ACTUAL RATES OF
RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS,  INCLUDING  THE  INVESTMENT
ALLOCATIONS MADE BY THE OWNER,  PREVAILING INTEREST RATES AND RATES OF INFLATION.  THE DEATH BENEFIT AND NET CASH
VALUE FOR A POLICY WOULD BE DIFFERENT THAN THOSE SHOWN IF THE ACTUAL  INVESTMENT  RATES OF RETURN AVERAGED 0%, 6%
AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO
REPRESENTATIONS  CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE  HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED
FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.


                                                                   Flexible Premium Variable Life Prospectus  A-5



                                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                             VARIABLE UNIVERSAL LIFE

PREPARED FOR: CLIENT                                                              INITIAL DEATH BENEFIT: $100,000
ISSUE AGE: 35, NON-SMOKER                                                         ANNUAL PREMIUM: $1,200.00
SEX: MALE                                                                         INITIAL DEATH BENEFIT OPTION: B


                                                               GUARANTEED VALUES
                                ----------------------------------------------------------------------------------
                                    VALUES PROJECTED AT       VALUES PROJECTED AT           VALUES PROJECTED AT
                                           0.00%                     6.00%                        12.00%
                                ----------------------------------------------------------------------------------
 END                    ACCUM              NET      NET               NET       NET                 NET      NET
 OF          ANNUAL    @ 5.00%  POLICY    CASH     DEATH   POLICY    CASH      DEATH    POLICY     CASH     DEATH
 YR.   AGE   PREMIUM   PREMIUM  ACCOUNT   VALUE   BENEFIT  ACCOUNT   VALUE    BENEFIT   ACCOUNT    VALUE   BENEFIT
------------------------------------------------------------------------------------------------------------------
  1    35     1,200     1,260     745        23  100,745      801     79      100,801      857      135    100,857
  2    36     1,200     2,583   1,595       813  101,595    1,757     975     101,757    1,926    1,144    101,926
  3    37     1,200     3,972   2,418     1,576  102,418    2,739    1,898    102,739    3,088    2,246    103,088
  4    38     1,200     5,431   3,214     2,362  103,214    3,750    2,898    103,750    4,354    3,502    104,354
  5    39     1,200     6,962   3,983     3,163  103,983    4,789    3,969    104,789    5,733    4,913    105,733

  6    40     1,200     8,570   4,715     3,945  104,715    5,847    5,076    105,847    7,225    6,454    107,225
  7    41     1,200    10,259   5,422     4,701  105,422    6,935    6,214    106,935    8,852    8,132    108,852
  8    42     1,200    12,032   6,092     5,421  106,092    8,043    7,372    108,043   10,617    9,946    110,617
  9    43     1,200    13,893   6,726     6,138  106,726    9,171    8,583    109,171   12,532   11,944    112,532
 10    44     1,200    15,848   7,325     6,819  107,325   10,321    9,815    110,321   14,613   14,107    114,613

 15    49     1,200    27,189   9,766     9,766  109,766   16,375   16,375    116,375   28,085   28,085    128,085
 20    54     1,200    41,633  10,945    10,945  110,945   22,568   22,568    122,568   48,379   48,379    148,379
 25    59     1,200    60,136  10,170    10,170  110,170   28,006   28,006    128,006   78,577   78,577    178,577
 30    64     1,200    83,713   6,333     6,333  106,333   31,061   31,061    131,061  123,036  123,036    223,036
 35    69     1,200   113,804      0          0        0   28,650   28,650    128,650  187,484  187,484    287,484


GUARANTEED VALUES ARE BASED ON PROJECTED  INTEREST RATES AND GUARANTEED  EXPENSES AND COST OF INSURANCE  CHARGES.
THE GUARANTEED MONTHLY EXPENSE CHARGES ARE $20.00 PER MONTH IN YEAR 1 AND $9.00 PER MONTH THEREAFTER.

IT IS EMPHASIZED THAT THE  HYPOTHETICAL  INVESTMENT  RATES OF RETURN SHOWN IN THIS  ILLUSTRATION ARE ILLUSTRATIVE
ONLY AND SHOULD NOT BE DEEMED A  REPRESENTATION  OF PAST OR FUTURE  INVESTMENT  RATES OF RETURN.  ACTUAL RATES OF
RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS,  INCLUDING  THE  INVESTMENT
ALLOCATIONS MADE BY THE OWNER,  PREVAILING INTEREST RATES AND RATES OF INFLATION.  THE DEATH BENEFIT AND NET CASH
VALUE FOR A POLICY WOULD BE DIFFERENT THAN THOSE SHOWN IF THE ACTUAL  INVESTMENT  RATES OF RETURN AVERAGED 0%, 6%
AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO
REPRESENTATIONS  CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE  HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED
FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                                     PART II

                          UNDERTAKINGS TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.


                                 REPRESENTATION

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                                 INDEMNIFICATION

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therin.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by the Variable Account, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet

The Prospectus consisting of __ pages

Undertakings to File Reports

The signatures

Written  consents  of  the  following  persons:  Counsel,  Actuary,  Independent
Auditors

The following exhibits:


A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2.

     1.  Resolution of the Board of Directors of the Company (4)
     2.  Not Applicable
     3.  a.  Principal Underwriter Agreement (5)
     3.  b.  Selling Agreement
     4.  Not Applicable
     5.  Individual Variable Life Insurance Policy (3)
         i.  Individual Variable Life Insurance Policy Endorsements (4)
     6.  a. Copy of Articles of  Incorporation of the Company (4)
     6.  b. Copy of the Bylaws of the  Company (4)
     7.  Not Applicable
     8.  Not Applicable
     9.  a. Administrative  Agreement  (filed  confidentially) (2)
     9.  b. (i)    Form  of  Fund  Participation  Agreement between AIM Variable
                   Insurance Funds, Inc.,Allianz Life Insurance Company of North
                   America and NALAC Financial Plans LLC(6)
            (ii)   Form of Fund Participation  Agreement between  Alger American
                   Fund,  Allianz  Life Insurance Company of  North  America and
                   Fred Alger and Company(6)
            (iii)  Form  of   Fund  Participation  Agreement  between  USAllianz
                   Variable  Insurance  Products  Trust,  Allianz Life Insurance
                   Company of  North  America and  BISYS  Fund  Services Limited
                   Partnership(6)
    10.  Application for Individual Variable Life Insurance Policy (3)
    12.  Memorandum of Exchange Rights (1)
    13.  Powers of Attorney(6)
    27.  Not Applicable

B.  Opinion and Consent of Counsel

C.  Consent of Actuary

D.  Independent Auditors' Consent


(1) Incorporated by reference to Registrant's Form N-8 B-2.
(2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1
(3) Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to Form S-6, File Nos. 33-11158 and 811-4965 as electronically filed on
    April 24, 1996.
(4) Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to Form S-6, File Nos. 33-11158 and 811-4965 as electronically filed on
    April 30, 1997.
(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to Form S-6, File Nos. 33-11158 and 811-4965 as electronically filed on
    April 29, 1998.
(6) Incorporated by reference to Registrant's Post-Effective Amendment No. 16 to Form S-6, File Nos. 33-11158 and 811-4965 as electronically filed on November 12, 1999.




                                 REPRESENTATIONS


     1. Registrant represents that Section (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on.

     2. Registrant represents that the level of the risk charge is within the range of industry practice for comparable flexible contracts.

     3. Registrant represents that it has analyzed the risk charge taking into consideration such facts as current charge levels, potential adverse mortality, the manner in which charges are imposed, the markets in which the Policy will be offered and anticipated sales and lapse rates.

         Registrant also represents that a memorandum has been prepared in connection with the analysis of the risk charge as set forth above. Registrant undertakes to keep and make available to the Commission on request a copy of the memorandum.

     4. Registrant represents that the Company has concluded that there is a reasonable likelihood that the distribution financing arrangements of the Variable Account will benefit the Variable Account and policyholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

     5. Registrant represents that the Variable Account will invest only in management investment companies which have undertaken to have a Board of Directors, a majority of whom are not interested persons of the Company, formulate and approve any plan under Rule 12b_1 to finance distribution expenses.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Minneapolis and State of Minnesota, on this 17th day of April, 2000.


                                          ALLIANZ LIFE
                                          VARIABLE ACCOUNT A
                                          (Registrant)



                                     By:  ALLIANZ LIFE INSURANCE COMPANY
                                          OF NORTH AMERICA
                                          (Depositor)




                                     By:  /S/ MICHAEL T. WESTERMEYER
                                          ---------------------------
                                          Michael T. Westermeyer



Attest:/S/ STEVEN A. FRIEDMAN
       ------------------------





Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title
Lowell C. Anderson*        Chairman of the Board                   04/17/2000
Lowell C. Anderson                                                     Date

Robert W. MacDonald*       Director and                            04/17/2000
Robert W. MacDonald        Chief Executive Officer                     Date

Margery G. Hughes*         President and                           04/17/2000
Margery G. Hughes          Chief Administrative Officer                Date

Mark A. Zesbaugh*          Senior Vice President and               04/17/2000
Mark A. Zesbaugh           Chief Financial Officer                     Date

Herbert F. Hansmeyer*      Director                                04/17/2000
Herbert F. Hansmeyer                                                   Date

Michael P. Sullivan*       Director                                04/17/2000
Michael P. Sullivan                                                    Date

Dr. Gerhard G. Rupprecht*  Director                                04/17/2000
Dr. Gerhard G. Rupprecht                                               Date

Rev. Dennis J. Dease*      Director                                04/17/2000
Rev. Dennis J. Dease                                                   Date

James R. Campbell*         Director                                04/17/2000
James R. Campbell                                                      Date

Robert M. Kimmitt*         Director                                04/17/2000
Robert M. Kimmitt                                                      Date

                              *By Power of Attorney


                               By:/S/ MICHAEL T. WESTERMEYER
                                  --------------------------------
                                      Michael T. Westermeyer
                                        Attorney-in-Fact

                                    EXHIBITS

                                       TO

                     POST-EFFECTIVE AMENDMENT NO.    17

                                       TO

                                    FORM S-6

                         ALLIANZ LIFE VARIABLE ACCOUNT A

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA






                                INDEX TO EXHIBITS



Exhibit                                                              Page
-------                                                              ----

EX-99.A3.b.     Selling Agreement

EX-99.B         Opinion and Consent of Counsel

EX-99.C         Consent of Actuary

EX-99.D         Independent Auditors' Consent